CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)		Percentage of Net Assets
SENIOR LOANS(b)(c)(d)
Automobiles & Components
Automotive Keys Group, LLC		1st Lien Term Loan	11.30% (SOFR + 6.25%)	11/6/2025			$1,719	$1,719	(e)(f)
Automotive Keys Group, LLC		1st Lien Term Loan	11.43% (SOFR + 6.25%)	11/6/2025			247	247	(e)
Clarios Global LP		1st Lien Term Loan	8.09% (1M LIBOR + 3.25%)	4/30/2026			4,925	4,888
Continental Acquisition Holdings, Inc.		1st Lien Revolving Loan	8.17% (SOFR + 3.50%)	1/20/2026			1	1	(e)(h)
Continental Acquisition Holdings, Inc.		1st Lien Term Loan	11.55% (SOFR + 6.50%)	1/20/2027			5,944	5,469	(e)(f)
Continental Acquisition Holdings, Inc.		1st Lien Delayed Draw Term Loan	11.40% (SOFR + 6.50%)	1/20/2027			1,443	1,327	(e)(f)
Highline Aftermarket Acquisition, LLC		1st Lien Revolving Loan		11/10/2025			1	—	(e)(h)
Highline Aftermarket Acquisition, LLC		1st Lien Term Loan	9.34% (1M LIBOR + 4.50%)	11/9/2027			3,640	3,464	(f)
Highline Aftermarket Acquisition, LLC		2nd Lien Term Loan	13.03% (3M LIBOR + 8.00%)	11/9/2028			5,942	5,526	(e)(f)
Highline Aftermarket Acquisition, LLC		2nd Lien Delayed Draw Term Loan	13.03% (3M LIBOR + 8.00%)	11/9/2028			4,209	3,914	(e)
RealTruck Group, Inc.		1st Lien Term Loan	8.59% (1M LIBOR + 3.75%)	1/31/2028			6,054	5,361
Sun Acquirer Corp.		1st Lien Revolving Loan	12.75% (PRIME + 4.75%)	9/8/2027			1,059	117	(e)(h)
Sun Acquirer Corp.		1st Lien Term Loan	10.59% (1M LIBOR + 5.75%)	9/8/2028			6,532	6,336	(e)
Sun Acquirer Corp.		1st Lien Term Loan	10.59% (1M LIBOR + 5.75%)	9/8/2028			1,748	1,696	(e)(f)
Sun Acquirer Corp.		1st Lien Delayed Draw Term Loan	10.59% (1M LIBOR + 5.75%)	9/8/2028			4,824	4,471	(e)(h)
Sun Acquirer Corp.		1st Lien Delayed Draw Term Loan		9/8/2028			1,370	(41)	(e)(h)
Wand Newco 3, Inc.		1st Lien Term Loan	7.59% (1M LIBOR + 2.75%)	2/5/2026			13,068	12,799	(i)
Wand Newco 3, Inc.		2nd Lien Term Loan	12.09% (1M LIBOR + 7.25%)	2/5/2027			3,039	3,039	(e)(f)
								60,333		2.36%
Capital Goods
AIM Acquisition, LLC		1st Lien Revolving Loan		12/2/2025			457	—	(e)(h)
AIM Acquisition, LLC		1st Lien Term Loan	10.46% (3M LIBOR + 5.25%)	12/2/2025			212	212	(e)(f)
AllClear Military Inc.		1st Lien Term Loan		8/10/2025			2,042	1,021	(e)(j)
Alliance Laundry Systems LLC		1st Lien Term Loan	8.31% (SOFR + 3.50%)	10/8/2027			7,869	7,787
Artera Services, LLC		1st Lien Term Loan	8.66% (3M LIBOR + 3.50%)	3/6/2025			867	732

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)		Fair Value (a)		Percentage of Net Assets
BlueHalo Global Holdings, LLC		1st Lien Revolving Loan	11.62% (3M LIBOR + 6.50%)	10/31/2025				$759	$94	(e)(h)
BlueHalo Global Holdings, LLC		1st Lien Term Loan	11.59% (3M LIBOR + 6.50%)	10/31/2025				4,089	4,049	(e)(f)
Box Bidco Limited	United Kingdom	1st Lien Term Loan	10.01% (6M EURIBOR + 7.67%)	11/24/2028				€878	953	(e)(f)
Box Bidco Limited	United Kingdom	1st Lien Term Loan	11.16% (6M LIBOR + 6.00%)	11/24/2028				1,691	1,691	(e)(f)
Brookfield WEC Holdings Inc.		1st Lien Term Loan	7.59% (1M LIBOR + 2.75%)	8/1/2025				6,350	6,309
Chart Industries, Inc.		1st Lien Term Loan		12/8/2029				5,981	5,958	(i)
CP Atlas Buyer Inc		1st Lien Term Loan	8.41% (SOFR + 3.50%)	11/23/2027				6,488	5,735
Dynamic NC Aerospace Holdings, LLC		1st Lien Revolving Loan	12.05% (SOFR + 7.00%)	12/30/2025				1,296	173	(e)(h)
Dynamic NC Aerospace Holdings, LLC		1st Lien Term Loan	11.65% (SOFR + 7.00%)	12/30/2026				2,970	2,970	(e)(f)
Dynasty Acquisition Co., Inc.		1st Lien Term Loan	8.41% (SOFR + 3.50%)	4/6/2026				5,065	4,939
Electro Rent Corporation		2nd Lien Term Loan	13.81% (3M LIBOR + 9.00%)	1/31/2025				3,690	3,653	(e)(f)
Electro Rent Corporation		2nd Lien Term Loan	13.95% (3M LIBOR + 9.00%)	1/31/2025				5,535	5,480	(e)(f)
Eleda BidCo AB (fka EISG BidCo AB)	Sweden	1st Lien Term Loan	10.35% (3M STIBOR + 7.00%)	6/30/2026			SEK	45,107	4,346	(e)(f)
Eleda BidCo AB (fka EISG BidCo AB)	Sweden	1st Lien Term Loan	13.34% (3M STIBOR + 10.00%)	6/29/2026			SEK	13,450	1,296	(e)
Eleda BidCo AB (fka EISG BidCo AB)	Sweden	1st Lien Delayed Draw Term Loan	10.35% (3M STIBOR + 7.00%)	6/30/2026			SEK	9,070	874	(e)(f)
Eleda BidCo AB (fka EISG BidCo AB)	Sweden	1st Lien Delayed Draw Term Loan		6/30/2026			SEK	4,000	—	(e)(h)(i)
Eleda BidCo AB (fka EISG BidCo AB)	Sweden	1st Lien Delayed Draw Term Loan	10.29% (3M LIBOR + 7.00%)	6/30/2026				385	203	(e)(h)(m)
EPS NASS Parent, Inc.		1st Lien Revolving Loan	10.91% (3M LIBOR + 5.75%)	4/17/2026				158	100	(e)(h)
EPS NASS Parent, Inc.		1st Lien Term Loan	10.91% (3M LIBOR + 5.75%)	4/19/2028				5,759	5,471	(e)(f)
EPS NASS Parent, Inc.		1st Lien Delayed Draw Term Loan	10.91% (3M LIBOR + 5.75%)	4/19/2028				581	295	(e)(h)
Kene Acquisition, Inc.		1st Lien Revolving Loan		8/8/2024				676	(7)	(e)(h)
Kene Acquisition, Inc.		1st Lien Term Loan	9.41% (3M LIBOR + 4.25%)	8/10/2026				2,812	2,783	(e)(f)
Kene Acquisition, Inc.		1st Lien Delayed Draw Term Loan	9.41% (3M LIBOR + 4.25%)	8/10/2026				470	466	(e)(f)
Kodiak BP, LLC		1st Lien Term Loan	8.41% (SOFR + 3.25%)	3/12/2028				6,613	6,332
LBM Acquisition LLC		1st Lien Term Loan	8.59% (1M LIBOR + 3.75%)	12/17/2027				8,327	7,821

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)		Fair Value (a)		Percentage of Net Assets
Lower ACS, Inc.		1st Lien Revolving Loan		1/7/2028				$2,356	$—	(e)(h)
Lower ACS, Inc.		1st Lien Term Loan	10.34% (1M LIBOR + 5.50%)	1/7/2028				9,685	9,685	(e)(f)
Lower ACS, Inc.		1st Lien Delayed Draw Term Loan	10.34% (1M LIBOR + 5.50%)	1/7/2028				8,172	286	(e)(h)
Madison IAQ LLC		1st Lien Term Loan	8.30% (6M LIBOR + 3.25%)	6/21/2028				7,414	7,043
Maverick Acquisition, Inc.		1st Lien Term Loan	11.41% (3M LIBOR + 6.25%)	6/1/2027				5,280	4,700	(e)(f)
Maverick Acquisition, Inc.		1st Lien Delayed Draw Term Loan	11.41% (3M LIBOR + 6.25%)	6/1/2027				1,207	1,074	(e)
Noble Aerospace, LLC		1st Lien Revolving Loan		9/14/2023				1,400	—	(e)(h)
Noble Aerospace, LLC		1st Lien Term Loan	9.34% (1M LIBOR + 4.50%)	9/14/2023				1,529	1,529	(e)(f)
Osmose Utilities Services, Inc.		2nd Lien Term Loan	11.59% (1M LIBOR + 6.75%)	6/25/2029				8,237	7,743	(e)
Osmosis Buyer Limited		1st Lien Term Loan	8.48% (SOFR + 3.75%)	7/31/2028				12,463	11,988
Prime Buyer, L.L.C.		1st Lien Revolving Loan	10.16% (SOFR + 5.25%)	12/22/2026				3,985	(33)	(e)(h)
Prime Buyer, L.L.C.		1st Lien Term Loan	10.16% (SOFR + 5.25%)	12/22/2026				13,688	13,003	(e)(f)
Radius Aerospace Europe Limited	United Kingdom	1st Lien Revolving Loan	9.93% (SONIA + 5.75%)	3/29/2025			₤	186	71	(e)(h)
Radius Aerospace Europe Limited	United Kingdom	1st Lien Term Loan	10.80% (SOFR + 5.75%)	3/29/2025				1,574	1,526	(e)(f)
Radius Aerospace, Inc.		1st Lien Revolving Loan	10.70% (SOFR + 5.75%)	3/29/2025				429	59	(e)(h)
Radius Aerospace, Inc.		1st Lien Term Loan	10.80% (SOFR + 5.75%)	3/29/2025				2,259	2,191	(e)(f)
Sigma Electric Manufacturing Corporation		1st Lien Revolving Loan		10/31/2024				1	—	(e)(h)
Sigma Electric Manufacturing Corporation		1st Lien Term Loan	10.80% (SOFR + 5.75%)	10/31/2024				402	402	(e)(f)
Specialty Building Products Holdings, LLC		1st Lien Term Loan	8.10% (1M LIBOR + 3.25%)	10/15/2028				5,443	5,090
SRS Distribution Inc.		1st Lien Term Loan	8.16% (SOFR + 3.25%)	6/2/2028				3,336	3,210
SRS Distribution Inc.		1st Lien Term Loan	8.34% (1M LIBOR + 3.50%)	6/2/2028				4,046	3,900
Star US Bidco LLC		1st Lien Term Loan	9.09% (1M LIBOR + 4.25%)	3/17/2027				1,540	1,489
Sunk Rock Foundry Partners LP		1st Lien Term Loan	10.80% (SOFR + 5.75%)	10/31/2024				199	199	(e)(f)
TransDigm Group Incorporated		1st Lien Term Loan	8.15% (SOFR + 3.25%)	8/24/2028				5,172	5,153
Traverse Midstream Partners LLC		1st Lien Term Loan	8.73% (SOFR + 3.75%)	2/16/2028				3,277	3,217

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)		Fair Value (a)		Percentage of Net Assets
Turbo Acquisitions 10 Bidco Limited	United Kingdom	1st Lien Term Loan	11.80% (SONIA + 7.50%)	2/26/2027			₤	2,357	$2,908	(e)(f)
Turbo Acquisitions 10 Bidco Limited	United Kingdom	1st Lien Delayed Draw Term Loan	11.80% (SONIA + 7.50%)	2/26/2027			₤	2,692	2,680	(e)(h)
Turbo Acquisitions 10 Bidco Limited	United Kingdom	1st Lien Delayed Draw Term Loan	11.80% (SONIA + 7.50%)	2/26/2027			₤	2,649	3,268	(e)(f)
Turbo Acquisitions 10 Bidco Limited	United Kingdom	1st Lien Delayed Draw Term Loan		2/26/2027			₤	337	—	(e)(h)(i)
Two Six Labs, LLC		1st Lien Revolving Loan		8/20/2027				2,561	—	(e)(h)
Two Six Labs, LLC		1st Lien Term Loan	10.40% (SOFR + 5.50%)	8/20/2027				7,355	7,355	(e)(f)
Two Six Labs, LLC		1st Lien Delayed Draw Term Loan	10.40% (SOFR + 5.50%)	8/20/2027				2,842	1,414	(e)(h)
VC GB Holdings I Corp		2nd Lien Term Loan	11.59% (1M LIBOR + 6.75%)	7/23/2029				3,200	2,499
Victory Buyer LLC		1st Lien Term Loan	8.53% (1M LIBOR + 3.75%)	11/19/2028				6,338	5,419
Wilsonart LLC		1st Lien Term Loan	8.46% (6M LIBOR + 3.25%)	12/31/2026				9,327	8,960
WP CPP Holdings, LLC		1st Lien Term Loan	8.58% (3M LIBOR + 3.75%)	4/30/2025				6,095	5,533	(f)
WP CPP Holdings, LLC		2nd Lien Term Loan	12.58% (3M LIBOR + 7.75%)	4/30/2026				1,004	818
WP CPP Holdings, LLC		2nd Lien Term Loan	12.58% (3M LIBOR + 7.75%)	4/30/2026				808	656	(f)(i)
									206,771		8.10%
Commercial & Professional Services
Aero Operating LLC		1st Lien Term Loan	13.74% (SOFR + 9.00%)	2/9/2026				2,928	2,753	(e)(f)
Aero Operating LLC		1st Lien Delayed Draw Term Loan	14.04% (SOFR + 9.00%)	2/9/2026				814	765	(e)(f)
Applied Technical Services, LLC		1st Lien Revolving Loan	12.75% (PRIME + 4.75%)	12/29/2026				909	650	(e)(h)
Applied Technical Services, LLC		1st Lien Term Loan	10.91% (3M LIBOR + 5.75%)	12/29/2026				4,247	4,205	(e)(f)
Applied Technical Services, LLC		1st Lien Delayed Draw Term Loan	10.91% (3M LIBOR + 5.75%)	12/29/2026				4,978	3,937	(e)(h)
Applied Technical Services, LLC		1st Lien Delayed Draw Term Loan	10.91% (3M LIBOR + 5.75%)	12/29/2026				1,428	1,413	(e)(f)
Argenbright Holdings V, LLC		1st Lien Term Loan	12.08% (SOFR + 7.25%)	11/30/2026				2,813	2,813	(e)(f)
Argenbright Holdings V, LLC		1st Lien Delayed Draw Term Loan		11/30/2026				178	—	(e)(h)
Armorica Lux S.a.r.l.	Luxembourg	1st Lien Term Loan	7.49% (3M EURIBOR + 5.00%)	7/28/2028				€4,000	3,152
Auxadi Midco S.L.U.	Spain	1st Lien Term Loan	7.09% (3M EURIBOR + 4.75%)	7/17/2028				€837	907	(e)
Auxadi Midco S.L.U.	Spain	1st Lien Delayed Draw Term Loan		7/17/2028				€909	(1)	(e)(h)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)		Fair Value (a)		Percentage of Net Assets
Capstone Acquisition Holdings, Inc.		1st Lien Revolving Loan		11/12/2025				$1,150	$—	(e)(h)
Capstone Acquisition Holdings, Inc.		1st Lien Term Loan	9.66% (SOFR + 4.75%)	11/12/2027				10,842	10,842	(e)(f)
Capstone Acquisition Holdings, Inc.		1st Lien Delayed Draw Term Loan	9.66% (SOFR + 4.75%)	11/12/2027				636	636	(e)
Capstone Acquisition Holdings, Inc.		2nd Lien Term Loan	13.66% (SOFR + 8.75%)	11/13/2028				3,008	3,008	(e)(f)
Compex Legal Services, Inc.		1st Lien Revolving Loan	10.45% (3M LIBOR + 5.45%)	2/7/2025				900	540	(e)(h)
Compex Legal Services, Inc.		1st Lien Term Loan	10.75% (3M LIBOR + 5.75%)	2/7/2026				1,284	1,284	(e)(f)
Dispatch Acquisition Holdings, LLC		1st Lien Term Loan	9.30% (3M LIBOR + 4.25%)	3/27/2028				14,907	13,379	(f)
Dun & Bradstreet Corporation, The		1st Lien Term Loan	8.04% (SOFR + 3.25%)	1/18/2029				1,859	1,844
Dun & Bradstreet Corporation, The		1st Lien Term Loan	8.10% (1M LIBOR + 3.25%)	2/6/2026				7,518	7,496	(i)
Elevation Services Parent Holdings, LLC		1st Lien Revolving Loan	11.40% (3M LIBOR + 6.25%)	12/18/2026				631	221	(e)(h)
Elevation Services Parent Holdings, LLC		1st Lien Term Loan	11.39% (3M LIBOR + 6.25%)	12/18/2026				628	596	(e)(f)
Elevation Services Parent Holdings, LLC		1st Lien Term Loan	11.40% (3M LIBOR + 6.25%)	12/18/2026				1,320	1,254	(e)(f)
Elevation Services Parent Holdings, LLC		1st Lien Delayed Draw Term Loan	11.17% (3M LIBOR + 6.25%)	12/18/2026				986	(28)	(e)(h)
Elevation Services Parent Holdings, LLC		1st Lien Delayed Draw Term Loan	11.35% (3M LIBOR + 6.25%)	12/18/2026				1,769	1,680	(e)(f)
Erasmus Acquisition Holding B.V.	Netherlands	1st Lien Revolving Loan	9.91% (1M EURIBOR + 7.00%)	8/22/2029				€643	697	(e)(g)
Erasmus Acquisition Holding B.V.	Netherlands	1st Lien Term Loan	10.02% (3M EURIBOR + 7.00%)	3/13/2030				€3,316	3,596	(e)(g)
Erasmus Acquisition Holding B.V.	Netherlands	1st Lien Delayed Draw Term Loan		3/13/2030				€1,184	(1)	(e)(g)(h)(i)
HH-Stella, Inc.		1st Lien Revolving Loan	10.38% (1M LIBOR + 5.50%)	4/22/2027				444	261	(e)(h)
HH-Stella, Inc.		1st Lien Term Loan	10.69% (3M LIBOR + 5.50%)	4/24/2028				6,077	5,834	(e)(f)
HH-Stella, Inc.		1st Lien Delayed Draw Term Loan	10.63% (3M LIBOR + 5.50%)	4/24/2028				1,974	1,010	(e)(h)
Integrated Power Services Holdings, Inc.		2nd Lien Term Loan	12.34% (1M LIBOR + 7.50%)	11/22/2029				4,983	4,784	(e)
Ishtar Bidco Norway AS	United Kingdom	1st Lien Delayed Draw Term Loan	12.95% (SONIA + 8.75%)	11/26/2025			₤	1,008	1,156	(e)(f)
Kellermeyer Bergensons Services, LLC		1st Lien Term Loan	10.83% (3M LIBOR + 6.00%)	11/7/2026				7,764	6,754	(e)(f)
Kellermeyer Bergensons Services, LLC		1st Lien Delayed Draw Term Loan	10.83% (3M LIBOR + 6.00%)	11/7/2026				4,886	4,251	(e)(f)
Laboratories Bidco LLC		1st Lien Revolving Loan	10.59% (1M LIBOR + 5.75%)	7/23/2027				1,562	989	(e)(h)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)		Fair Value (a)		Percentage of Net Assets
Laboratories Bidco LLC		1st Lien Term Loan	10.71% (3M CDOR + 5.75%)	7/23/2027			CAD	1,757	$1,235	(e)(f)
Laboratories Bidco LLC		1st Lien Term Loan	10.89% (3M LIBOR + 5.75%)	7/23/2027				5,767	5,479	(e)(f)
Laboratories Bidco LLC		1st Lien Term Loan	10.98% (3M LIBOR + 5.75%)	7/23/2027				3,956	3,758	(e)
Laboratories Bidco LLC		1st Lien Delayed Draw Term Loan	10.85% (3M LIBOR + 5.75%)	7/23/2027				2,199	178	(e)(h)
Lavatio Midco Sarl	Luxembourg	1st Lien Delayed Draw Term Loan	8.23% (6M EURIBOR + 7.25%)	11/30/2026				€823	866	(e)(f)
Lavatio Midco Sarl	Luxembourg	1st Lien Delayed Draw Term Loan	8.98% (3M EURIBOR + 7.25%)	11/30/2026				€997	648	(e)(h)
Lowe P27 Bidco Limited	United Kingdom	1st Lien Delayed Draw Term Loan	10.21% (SONIA + 6.75%)	7/31/2026			₤	325	321	(e)(h)
Lowe P27 Bidco Limited	United Kingdom	1st Lien Delayed Draw Term Loan	10.45% (SONIA + 6.75%)	7/31/2026			₤	1,706	2,104	(e)
Lowe P27 Bidco Limited	United Kingdom	1st Lien Delayed Draw Term Loan		7/31/2026			₤	325	—	(e)(h)
Lowe P27 Bidco Limited	United Kingdom	1st Lien Delayed Draw Term Loan	11.48% (SOFR + 6.75%)	7/31/2026				610	610	(e)
Marmic Purchaser, LLC		1st Lien Revolving Loan	10.92% (SOFR + 6.00%)	3/5/2027				287	98	(e)(h)
Marmic Purchaser, LLC		1st Lien Term Loan	11.04% (SOFR + 6.00%)	3/5/2027				2,021	2,001	(e)(f)
Marmic Purchaser, LLC		1st Lien Delayed Draw Term Loan	11.04% (SOFR + 6.00%)	3/5/2027				1,183	1,172	(e)
Marmic Purchaser, LLC		1st Lien Delayed Draw Term Loan	11.08% (SOFR + 6.00%)	3/5/2027				2,542	368	(e)(h)
MPLC Debtco Limited	Jersey	1st Lien Term Loan	9.95% (SONIA + 6.75%)	1/7/2027			₤	208	256	(e)(f)
MPLC Debtco Limited	Jersey	1st Lien Delayed Draw Term Loan	9.95% (SONIA + 6.75%)	1/7/2027			₤	1,052	1,297	(e)(f)
MPLC Debtco Limited	Jersey	1st Lien Delayed Draw Term Loan	11.92% (6M LIBOR + 6.75%)	1/7/2027				2,100	2,100	(e)(f)
National Intergovernmental Purchasing Alliance Company		1st Lien Term Loan	8.40% (SOFR + 3.50%)	5/23/2025				2,303	2,266	(f)
National Intergovernmental Purchasing Alliance Company		2nd Lien Term Loan	12.40% (SOFR + 7.50%)	5/23/2026				19,151	18,959	(e)(f)
Neptune BidCo US Inc.		1st Lien Revolving Loan		10/11/2027				2,988	(448)	(e)(h)
Neptune BidCo US Inc.		1st Lien Term Loan	7.27% (3M EURIBOR + 5.00%)	4/11/2029				€2,344	2,157	(e)
Neptune BidCo US Inc.		1st Lien Term Loan	9.49% (SOFR + 4.75%)	10/11/2028				11,480	9,988	(e)
Neptune BidCo US Inc.		1st Lien Term Loan	9.74% (SOFR + 5.00%)	4/11/2029				15,398	13,820	(e)
Neptune BidCo US Inc.		2nd Lien Term Loan	14.49% (SOFR + 9.75%)	10/11/2029				9,882	8,993	(e)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)		Fair Value (a)		Percentage of Net Assets
Nest Topco Borrower Inc.		1st Lien Term Loan	13.46% (3M LIBOR + 8.50%)	8/31/2029				$13,162	$13,030	(e)(g)
Nielsen Consumer Inc.		1st Lien Term Loan	11.06% (SOFR + 6.25%)	3/6/2028				1,201	1,041
Nielsen Consumer Inc.		1st Lien Term Loan		3/6/2028				2,479	2,147	(i)
North American Fire Holdings, LLC		1st Lien Revolving Loan		5/19/2027				411	—	(e)(h)
North American Fire Holdings, LLC		1st Lien Term Loan	10.55% (SOFR + 5.50%)	5/19/2027				2,298	2,298	(e)(f)
North American Fire Holdings, LLC		1st Lien Delayed Draw Term Loan	10.55% (SOFR + 5.50%)	5/19/2027				3,461	1,192	(e)(h)
North American Fire Holdings, LLC		1st Lien Delayed Draw Term Loan	10.55% (SOFR + 5.50%)	5/19/2027				2,173	2,173	(e)(f)
North Haven Fairway Buyer, LLC		1st Lien Revolving Loan		5/17/2028				13	—	(e)(h)
North Haven Fairway Buyer, LLC		1st Lien Term Loan	11.38% (SOFR + 6.50%)	5/17/2028				45	44	(e)
North Haven Fairway Buyer, LLC		1st Lien Delayed Draw Term Loan	11.30% (SOFR + 6.50%)	5/17/2028				147	101	(e)(h)
North Haven Fairway Buyer, LLC		1st Lien Delayed Draw Term Loan		5/17/2028				73	(2)	(e)(h)
North Haven Stack Buyer, LLC		1st Lien Revolving Loan	10.37% (SOFR + 5.50%)	7/16/2027				259	122	(e)(h)
North Haven Stack Buyer, LLC		1st Lien Term Loan	10.33% (SOFR + 5.50%)	7/16/2027				1,316	1,277	(e)(f)
North Haven Stack Buyer, LLC		1st Lien Delayed Draw Term Loan	10.33% (SOFR + 5.50%)	7/16/2027				659	639	(e)
North Haven Stack Buyer, LLC		1st Lien Delayed Draw Term Loan	10.45% (SOFR + 5.50%)	7/16/2027				422	134	(e)(h)
Orbit Private Holdings I Ltd	United Kingdom	1st Lien Term Loan	9.93% (SONIA + 5.75%)	12/11/2028			₤	4,915	5,608	(e)
Petroleum Service Group LLC		1st Lien Revolving Loan	11.06% (3M LIBOR + 6.00%)	7/23/2025				2,106	246	(e)(h)
Petroleum Service Group LLC		1st Lien Term Loan	10.83% (3M LIBOR + 6.00%)	7/23/2025				5,272	5,272	(e)(f)
Petroleum Service Group LLC		1st Lien Term Loan	10.99% (3M LIBOR + 6.00%)	7/23/2025				3,547	3,547	(e)(f)
Petroleum Service Group LLC		1st Lien Delayed Draw Term Loan	11.00% (3M LIBOR + 6.00%)	7/23/2025				1,592	1,592	(e)(f)
Petroleum Service Group LLC		1st Lien Delayed Draw Term Loan	11.16% (3M LIBOR + 6.00%)	7/23/2025				105	105	(e)(f)
Petroleum Service Group LLC		1st Lien Delayed Draw Term Loan		7/23/2025				1,589	—	(e)(h)
Registrar Intermediate, LLC		1st Lien Revolving Loan		8/26/2027				764	—	(e)(h)
Registrar Intermediate, LLC		1st Lien Term Loan	9.84% (1M LIBOR + 5.00%)	8/26/2027				4,136	4,136	(e)(f)
Registrar Intermediate, LLC		1st Lien Delayed Draw Term Loan		8/26/2027				2,327	—	(e)(h)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)		Fair Value (a)		Percentage of Net Assets
Research Now Group, Inc.		2nd Lien Term Loan	14.31% (3M LIBOR + 9.50%)	12/20/2025				$893	$697	(e)(f)
Research Now Group, LLC		1st Lien Term Loan	10.31% (3M LIBOR + 5.50%)	12/20/2024				3,501	2,654	(f)
Rodeo AcquisitionCo LLC		1st Lien Revolving Loan	10.94% (3M LIBOR + 6.00%)	7/26/2027				311	189	(e)(h)
Rodeo AcquisitionCo LLC		1st Lien Term Loan	10.95% (3M LIBOR + 6.00%)	7/26/2027				2,092	1,987	(e)
Rodeo AcquisitionCo LLC		1st Lien Delayed Draw Term Loan		7/26/2027				460	(23)	(e)(h)
RSK Group Limited	United Kingdom	1st Lien Term Loan	7.89% (3M EURIBOR + 4.88%)	8/7/2028				€1,006	1,091	(e)(f)
RSK Group Limited	United Kingdom	1st Lien Term Loan	9.17% (SONIA + 4.88%)	8/7/2028			₤	8,040	9,918	(e)(f)
RSK Group Limited	United Kingdom	1st Lien Term Loan	8.99% (3M LIBOR + 4.88%)	8/7/2028				4,094	4,094	(e)(f)(m)
RSK Group Limited	United Kingdom	1st Lien Delayed Draw Term Loan	9.10% (3M LIBOR + 4.88%)	8/7/2028				16,129	13,805	(e)(h)(m)
Schill Landscaping and Lawn Care Services, LLC		1st Lien Revolving Loan	10.59% (1M LIBOR + 5.75%)	12/16/2027				720	216	(e)(h)
Schill Landscaping and Lawn Care Services, LLC		1st Lien Term Loan	10.59% (1M LIBOR + 5.75%)	12/16/2027				2,564	2,564	(e)(f)
Schill Landscaping and Lawn Care Services, LLC		1st Lien Delayed Draw Term Loan	10.59% (1M LIBOR + 5.75%)	12/16/2027				1,540	800	(e)(h)
Shermco Intermediate Holdings, Inc.		1st Lien Revolving Loan	11.31% (SOFR + 6.50%)	6/5/2024				1,000	400	(e)(h)
Shermco Intermediate Holdings, Inc.		1st Lien Term Loan	10.95% (SOFR + 6.50%)	6/5/2024				30,263	30,263	(e)(f)(g)
SSE Buyer, Inc.		1st Lien Revolving Loan	6.77% (1M LIBOR + 2.00%)	6/30/2025				1	1	(e)(h)
SSE Buyer, Inc.		2nd Lien Term Loan		6/30/2026				628	314	(e)(f)(j)
Stealth Holding LLC		1st Lien Term Loan	11.49% (SOFR + 6.75%)	3/2/2026				2,448	2,424	(e)(f)
Stealth Holding LLC		1st Lien Delayed Draw Term Loan	11.59% (SOFR + 6.75%)	3/2/2026				1,777	1,759	(e)
Stealth Holding LLC		1st Lien Delayed Draw Term Loan	13.75% (PRIME + 5.75%)	3/2/2026				976	967	(e)
Steer Automotive Group Ltd	United Kingdom	1st Lien Revolving Loan	6.80% (SONIA + 3.25%)	10/19/2028			₤	597	736	(e)
Steer Automotive Group Ltd	United Kingdom	1st Lien Term Loan	10.55% (SONIA + 6.25%)	4/19/2029			₤	2,449	3,021	(e)(f)
Steer Automotive Group Ltd	United Kingdom	1st Lien Delayed Draw Term Loan	10.55% (SONIA + 6.25%)	4/19/2029			₤	1,633	2,014	(e)
Survitec Group Holdco Limited	United Kingdom	1st Lien Term Loan	12.45% (SONIA + 8.25%)	4/6/2027			₤	9,228	11,042	(e)(f)
Systems Planning and Analysis, Inc.		1st Lien Revolving Loan	11.10% (SOFR + 5.75%)	8/16/2027				1,004	277	(e)(h)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)		Fair Value (a)		Percentage of Net Assets
Systems Planning and Analysis, Inc.		1st Lien Term Loan	10.76% (SOFR + 5.75%)	8/16/2027				$4,478	$4,433	(e)(f)
The NPD Group, L.P.		1st Lien Revolving Loan	10.49% (SOFR + 5.75%)	12/1/2027				1,305	157	(e)(h)
The NPD Group, L.P.		1st Lien Term Loan	10.95% (SOFR + 6.25%)	12/1/2028				24,581	24,089	(e)(f)(g)
Thermostat Purchaser III, Inc.		1st Lien Revolving Loan		8/31/2026				100	(3)	(e)(h)
Thermostat Purchaser III, Inc.		2nd Lien Term Loan	12.20% (3M LIBOR + 7.25%)	8/31/2029				3,575	3,432	(e)
Thermostat Purchaser III, Inc.		2nd Lien Delayed Draw Term Loan		8/31/2029				612	(24)	(e)(h)
Trans Union LLC		1st Lien Term Loan	7.09% (1M LIBOR + 2.25%)	12/1/2028				7,594	7,524
UCIT Online Security Inc.	Canada	1st Lien Term Loan	11.49% (SOFR + 6.75%)	3/2/2026				1,632	1,616	(e)(f)
Visual Edge Technology, Inc.		1st Lien Term Loan	11.96% (3M LIBOR + 7.00%)	8/31/2022				162	145	(e)(f)(g)
Visual Edge Technology, Inc.		1st Lien Delayed Draw Term Loan	11.96% (3M LIBOR + 7.00%)	8/31/2022				1,982	1,784	(e)(f)(g)
VRC Companies, LLC		1st Lien Revolving Loan		6/29/2027				1,342	(40)	(e)(h)
VRC Companies, LLC		1st Lien Term Loan	10.97% (SOFR + 5.75%)	6/29/2027				16,659	16,159	(e)(f)
Waste Services Finco Pty Ltd	Australia	1st Lien Term Loan	9.68% (BBSY + 6.00%)	12/23/2027			AUD	11,142	7,448	(e)(f)
Waste Services Finco Pty Ltd	Australia	1st Lien Delayed Draw Term Loan	9.72% (BBSY + 6.00%)	12/23/2027			AUD	1,337	179	(e)(h)
									373,714		14.64%
Consumer Discretionary Distribution & Retail
Atlas Intermediate III, L.L.C.		1st Lien Revolving Loan	10.53% (1M LIBOR + 5.75%)	4/29/2025				411	109	(e)(h)
Atlas Intermediate III, L.L.C.		1st Lien Term Loan	10.74% (3M LIBOR + 5.75%)	4/29/2025				2,749	2,693	(e)(f)
Atlas Intermediate III, L.L.C.		1st Lien Delayed Draw Term Loan	10.74% (3M LIBOR + 5.75%)	4/29/2025				399	391	(e)(f)
Bamboo Purchaser, Inc.		1st Lien Revolving Loan	7.76% (SOFR + 2.75%)	11/5/2026				1	1	(e)(h)
Bamboo Purchaser, Inc.		1st Lien Term Loan	12.05% (SOFR + 7.00%)	11/5/2027				3,519	3,343	(e)(f)
Bamboo Purchaser, Inc.		1st Lien Delayed Draw Term Loan	12.05% (SOFR + 7.00%)	11/5/2027				828	787	(e)
Marcone Yellowstone Buyer Inc.		1st Lien Term Loan	11.29% (SOFR + 6.25%)	6/23/2028				10,761	10,654	(e)(f)
Marcone Yellowstone Buyer Inc.		1st Lien Delayed Draw Term Loan	11.16% (SOFR + 6.25%)	6/23/2028				2,756	2,728	(e)
Marcone Yellowstone Buyer Inc.		1st Lien Delayed Draw Term Loan	11.28% (SOFR + 6.25%)	6/23/2028				795	787	(e)
Mavis Tire Express Services Topco Corp.		1st Lien Revolving Loan	8.65% (1M LIBOR + 3.75%)	5/4/2026				1	—	(e)(h)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)		Fair Value (a)		Percentage of Net Assets
Reddy Ice LLC		1st Lien Revolving Loan	11.16% (3M LIBOR + 6.00%)	7/1/2024				$955	$357	(e)(h)
Reddy Ice LLC		1st Lien Term Loan	10.79% (3M LIBOR + 6.00%)	7/1/2025				7,189	7,045	(e)(f)
Reddy Ice LLC		1st Lien Delayed Draw Term Loan	10.79% (3M LIBOR + 6.00%)	7/1/2025				2,664	2,611	(e)
Saldon Holdings, Inc.		1st Lien Revolving Loan		3/13/2024				381	—	(e)(h)
Saldon Holdings, Inc.		1st Lien Term Loan	10.56% (1M LIBOR + 5.65%)	3/13/2025				7,056	7,056	(e)(f)
SCIH Salt Holdings Inc.		1st Lien Term Loan	8.83% (3M LIBOR + 4.00%)	3/16/2027				6,307	6,140
Sweetwater Borrower, LLC		1st Lien Term Loan	9.13% (1M LIBOR + 4.25%)	8/7/2028				3,947	3,730	(e)
Trader Corporation	Canada	1st Lien Revolving Loan		12/22/2028			CAD	17	—	(e)(h)
Trader Corporation	Canada	1st Lien Term Loan	11.68% (1M CDOR + 6.75%)	12/21/2029			CAD	233	168	(e)
US Salt Investors, LLC		1st Lien Revolving Loan		7/20/2026				679	(34)	(e)(h)
US Salt Investors, LLC		1st Lien Term Loan	10.34% (1M LIBOR + 5.50%)	7/19/2028				5,967	5,669	(e)(f)
									54,235		2.12%
Consumer Durables & Apparel
Centric Brands LLC		1st Lien Revolving Loan	10.39% (SOFR + 5.75%)	10/9/2024				293	171	(e)(h)
Centric Brands LLC		1st Lien Term Loan	13.81% (SOFR + 9.00%)	10/9/2025				2,605	2,345	(e)(g)
DRS Holdings III, Inc.		1st Lien Revolving Loan		11/1/2025				173	(10)	(e)(h)
DRS Holdings III, Inc.		1st Lien Term Loan	10.90% (3M LIBOR + 5.75%)	11/1/2025				14,681	13,801	(e)(f)
LHS Borrower, LLC		1st Lien Term Loan	9.66% (SOFR + 4.75%)	2/16/2029				4,958	4,021
New Era Cap, LLC		1st Lien Term Loan	10.82% (3M LIBOR + 6.00%)	7/13/2027				12,171	12,171	(e)(f)
Rawlings Sporting Goods Company, Inc.		1st Lien Revolving Loan	8.53% (1M LIBOR + 3.75%)	12/31/2025				1	1	(e)(h)
Rawlings Sporting Goods Company, Inc.		1st Lien Term Loan	11.91% (3M LIBOR + 6.75%)	12/31/2026				6,644	6,644	(e)(f)
									39,144		1.53%
Consumer Services
Aimbridge Acquisition Co., Inc.		2nd Lien Term Loan	12.16% (1M LIBOR + 7.50%)	2/1/2027				4,788	4,644	(e)(f)
American Residential Services L.L.C.		1st Lien Revolving Loan	10.25% (PRIME + 2.00%)	10/15/2025				1	—	(e)(h)
American Residential Services L.L.C.		2nd Lien Term Loan	13.66% (3M LIBOR + 8.50%)	10/16/2028				8,314	8,314	(e)
Apex Service Partners, LLC		1st Lien Term Loan	10.25% (SOFR + 5.50%)	7/31/2025				242	227	(e)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)		Fair Value (a)		Percentage of Net Assets
Apex Service Partners, LLC		1st Lien Delayed Draw Term Loan	10.28% (SOFR + 5.50%)	7/31/2025				$242	$104	(e)(h)
Apollo Finco BV	Belgium	1st Lien Term Loan	7.60% (6M EURIBOR + 4.85%)	10/2/2028				€5,000	3,687	(e)
ASP Dream Acquisition Co LLC		1st Lien Term Loan	9.16% (SOFR + 4.25%)	12/15/2028				6,087	5,965	(e)(f)
Aspris Bidco Limited	United Kingdom	1st Lien Term Loan	10.71% (SONIA + 6.50%)	8/23/2028			₤	3,234	3,990	(e)(f)
Aspris Bidco Limited	United Kingdom	1st Lien Term Loan	11.05% (SONIA + 7.00%)	8/23/2028			₤	779	436	(e)(h)
Aspris Bidco Limited	United Kingdom	1st Lien Delayed Draw Term Loan	10.71% (SONIA + 6.50%)	8/23/2028			₤	1,406	1,735	(e)
CC Fly Holding II A/S	Denmark	1st Lien Term Loan	11.18% (3M CIBOR + 7.50%)	5/9/2025			DKK	641	93	(e)(f)
CC Fly Holding II A/S	Denmark	1st Lien Delayed Draw Term Loan	10.62% (3M CIBOR + 7.50%)	5/9/2025			DKK	4,908	715	(e)(f)
CC Fly Holding II A/S	Denmark	1st Lien Delayed Draw Term Loan	11.18% (3M LIBOR + 7.50%)	5/9/2025				441	407	(e)(f)(h)(m)
ClubCorp Holdings, Inc.		1st Lien Term Loan	7.59% (1M LIBOR + 2.75%)	9/18/2024				4,480	4,267
CMG HoldCo, LLC		1st Lien Revolving Loan	10.05% (SOFR + 5.00%)	5/19/2028				318	51	(e)(h)
CMG HoldCo, LLC		1st Lien Term Loan	9.80% (SOFR + 5.00%)	5/19/2028				720	706	(e)(f)
CMG HoldCo, LLC		1st Lien Delayed Draw Term Loan	9.80% (SOFR + 5.00%)	5/19/2028				1,491	1,057	(e)(h)
CST Holding Company		1st Lien Revolving Loan	11.66% (SOFR + 6.75%)	11/1/2028				79	6	(e)(h)
CST Holding Company		1st Lien Term Loan	11.66% (SOFR + 6.75%)	11/1/2028				1,077	1,044	(e)
ECG Bidco S.A.S.	France	1st Lien Term Loan	8.20% (3M EURIBOR + 6.00%)	10/2/2028				€6,010	6,518	(e)(f)
ECG Bidco S.A.S.	France	1st Lien Term Loan	10.30% (SONIA + 6.00%)	10/2/2028			₤	9,567	11,802	(e)(f)
ECG Bidco S.A.S.	France	1st Lien Delayed Draw Term Loan	9.91% (3M EURIBOR + 7.00%)	2/1/2030				€17,736	19,235	(e)
ECG Bidco S.A.S.	France	1st Lien Delayed Draw Term Loan		10/2/2028				€3,082	(4)	(e)(f)(h)
ECG Bidco S.A.S.	France	1st Lien Delayed Draw Term Loan		2/1/2030				€2,264	(3)	(e)(h)(i)
Equinox Holdings Inc.		1st Lien Term Loan	8.16% (3M LIBOR + 3.00%)	3/8/2024				2,539	2,294
Equinox Holdings Inc.		2nd Lien Term Loan	12.16% (3M LIBOR + 7.00%)	9/6/2024				5,736	4,037
Essential Services Holding Corporation		1st Lien Revolving Loan	10.59% (3M LIBOR + 5.75%)	11/17/2025				1,560	125	(e)(h)
Essential Services Holding Corporation		1st Lien Term Loan	10.50% (3M LIBOR + 5.75%)	11/16/2026				9,595	9,403	(e)(f)
Essential Services Holding Corporation		1st Lien Delayed Draw Term Loan	10.50% (3M LIBOR + 5.75%)	11/16/2026				8,104	7,942	(e)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)		Fair Value (a)		Percentage of Net Assets
Essential Services Holding Corporation		1st Lien Delayed Draw Term Loan	10.50% (3M LIBOR + 5.75%)	11/16/2026				$11,494	$11,264	(e)(f)
Essential Services Holding Corporation		1st Lien Delayed Draw Term Loan	10.93% (3M LIBOR + 5.75%)	11/16/2026				10,376	10,168	(e)(f)
EuroParcs Topholding B.V.	Netherlands	1st Lien Term Loan	10.27% (3M EURIBOR + 7.25%)	7/3/2026				€2,188	2,372	(e)
EuroParcs Topholding B.V.	Netherlands	1st Lien Term Loan	9.93% (3M EURIBOR + 7.25%)	7/3/2026				€465	504	(e)
EuroParcs Topholding B.V.	Netherlands	1st Lien Delayed Draw Term Loan	10.27% (3M EURIBOR + 7.25%)	7/3/2026				€313	339	(e)
EuroParcs Topholding B.V.	Netherlands	1st Lien Delayed Draw Term Loan	10.52% (3M EURIBOR + 7.50%)	7/3/2026				€2,830	3,068	(e)(h)
EuroParcs Topholding B.V.	Netherlands	1st Lien Delayed Draw Term Loan	9.97% (3M EURIBOR + 7.25%)	7/3/2026				€1,549	1,679	(e)
Goldcup 16786 AB	Sweden	1st Lien Delayed Draw Term Loan	9.15% (6M STIBOR + 6.50%)	8/18/2025			SEK	9,368	903	(e)(f)
Groundworks, LLC		1st Lien Revolving Loan		3/14/2029				1	—	(e)(h)
Groundworks, LLC		1st Lien Term Loan	11.36% (SOFR + 6.50%)	3/14/2030				428	415	(e)
Groundworks, LLC		1st Lien Delayed Draw Term Loan		3/14/2030				71	(2)	(e)(h)
Infinity Home Services HoldCo, Inc.		1st Lien Revolving Loan	13.75% (PRIME + 5.75%)	12/28/2028				455	20	(e)(h)
Infinity Home Services HoldCo, Inc.		1st Lien Term Loan	11.73% (SOFR + 6.75%)	12/28/2028				3,401	3,299	(e)
Infinity Home Services HoldCo, Inc.		1st Lien Delayed Draw Term Loan	11.73% (SOFR + 6.75%)	12/28/2028				1,136	148	(e)(h)
IRB Holding Corp.		1st Lien Term Loan	7.77% (SOFR + 3.00%)	12/15/2027				14,011	13,754
Learning Care Group (US) No. 2 Inc.		1st Lien Term Loan	8.06% (3M LIBOR + 3.25%)	3/13/2025				5,693	5,569
Leviathan Intermediate Holdco, LLC		1st Lien Revolving Loan	12.54% (SOFR + 7.50%)	12/27/2027				13	1	(e)(h)
Leviathan Intermediate Holdco, LLC		1st Lien Term Loan	12.54% (SOFR + 7.50%)	12/27/2027				236	229	(e)
LGDN Bidco Limited	United Kingdom	1st Lien Term Loan	11.55% (SONIA + 7.25%)	12/9/2027			₤	2,066	2,549	(e)(f)
Mister Car Wash Holdings, Inc.		1st Lien Term Loan	7.99% (SOFR + 3.00%)	5/14/2026				7,132	7,079	(i)
Movati Athletic (Group) Inc.	Canada	1st Lien Term Loan	10.91% (3M CDOR + 6.00%)	10/5/2024			CAD	236	175	(e)(f)(g)
Movati Athletic (Group) Inc.	Canada	1st Lien Delayed Draw Term Loan	10.91% (3M CDOR + 6.00%)	10/5/2024			CAD	171	127	(e)(g)
PestCo, LLC		1st Lien Revolving Loan		2/17/2028				1	—	(e)(h)
PestCo, LLC		1st Lien Term Loan	11.86% (SOFR + 6.75%)	2/17/2028				400	388	(e)
PestCo, LLC		1st Lien Delayed Draw Term Loan		2/17/2028				100	(3)	(e)(h)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)		Fair Value (a)		Percentage of Net Assets
Redwood Services, LLC		1st Lien Revolving Loan		12/31/2025				$194	$—	(e)(h)
Redwood Services, LLC		1st Lien Term Loan	11.66% (SOFR + 6.75%)	12/31/2025				783	783	(e)
Redwood Services, LLC		1st Lien Delayed Draw Term Loan	11.66% (SOFR + 6.75%)	12/31/2025				3,233	2,892	(e)(g)(h)
Safe Home Security, Inc.		1st Lien Term Loan	12.09% (1M LIBOR + 7.25%)	8/5/2024				1,284	1,284	(e)(f)
Safe Home Security, Inc.		1st Lien Delayed Draw Term Loan	12.09% (1M LIBOR + 7.25%)	8/5/2024				101	101	(e)
Service Logic Acquisition, Inc.		1st Lien Revolving Loan		10/30/2025				1,007	(27)	(e)(h)
Service Logic Acquisition, Inc.		1st Lien Term Loan	10.18% (SOFR + 5.50%)	10/29/2027				1,290	1,290	(e)
Service Logic Acquisition, Inc.		1st Lien Term Loan	8.83% (3M LIBOR + 4.00%)	10/29/2027				6,427	6,306
Station Casinos LLC		1st Lien Term Loan	7.10% (1M LIBOR + 2.25%)	2/8/2027				1,496	1,482	(i)
SV-Burton Holdings, LLC		1st Lien Revolving Loan	11.38% (1M LIBOR + 6.50%)	12/6/2027				416	129	(e)(h)
SV-Burton Holdings, LLC		1st Lien Term Loan	11.33% (1M LIBOR + 6.50%)	12/6/2027				2,368	2,368	(e)(f)
SV-Burton Holdings, LLC		1st Lien Delayed Draw Term Loan	11.33% (1M LIBOR + 6.50%)	12/6/2027				1,366	1,344	(e)(h)
SV-Burton Holdings, LLC		1st Lien Delayed Draw Term Loan	11.78% (SOFR + 6.75%)	12/6/2027				500	65	(e)(h)
United PF Holdings, LLC		1st Lien Term Loan	13.66% (3M LIBOR + 8.50%)	12/30/2026				1,324	1,138	(e)
United PF Holdings, LLC		1st Lien Term Loan	9.16% (3M LIBOR + 4.00%)	12/30/2026				7,130	5,784
Whatabrands LLC		1st Lien Term Loan	8.09% (1M LIBOR + 3.25%)	8/3/2028				6,492	6,415
Witherslack Bidco Limited	United Kingdom	1st Lien Term Loan	10.89% (SONIA + 6.84%)	8/17/2028			₤	5,702	7,034	(e)(f)
Witherslack Bidco Limited	United Kingdom	1st Lien Delayed Draw Term Loan		8/17/2028			₤	412	—	(e)(h)
YE Brands Holdings, LLC		1st Lien Revolving Loan		10/18/2027				254	—	(e)(h)
YE Brands Holdings, LLC		1st Lien Term Loan	10.00% (SOFR + 5.00%)	10/18/2027				1,068	1,068	(e)(f)
YE Brands Holdings, LLC		1st Lien Term Loan	10.25% (SOFR + 5.25%)	10/18/2027				725	725	(e)(f)
									203,023		7.95%
Consumer Staples Distribution & Retail
Continental Cafe, LLC		1st Lien Revolving Loan	14.00% (PRIME + 6.00%)	11/30/2027				786	393	(e)(h)
Continental Cafe, LLC		1st Lien Term Loan	11.90% (3M LIBOR + 7.00%)	11/30/2027				6,882	6,882	(e)(f)
Continental Cafe, LLC		1st Lien Delayed Draw Term Loan		11/30/2027				2,788	—	(e)(h)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)		Fair Value (a)		Percentage of Net Assets
DecoPac, Inc.		1st Lien Revolving Loan	10.79% (3M LIBOR + 6.00%)	5/14/2026				$2,382	$633	(e)(h)
DecoPac, Inc.		1st Lien Term Loan	11.05% (3M LIBOR + 6.00%)	5/15/2028				21,956	21,517	(e)(f)(g)
LJ Perimeter Buyer, Inc.		1st Lien Term Loan	11.33% (SOFR + 6.50%)	10/31/2028				3,274	3,241	(e)
LJ Perimeter Buyer, Inc.		1st Lien Delayed Draw Term Loan	11.54% (SOFR + 6.50%)	10/31/2028				932	37	(e)(h)
SFE Intermediate HoldCo LLC		1st Lien Revolving Loan	10.30% (SOFR + 5.25%)	7/31/2025				2	1	(e)(h)
SFE Intermediate HoldCo LLC		1st Lien Term Loan	10.30% (SOFR + 5.25%)	7/31/2026				2,080	2,017	(e)(f)
Worldwide Produce Acquisition, LLC		1st Lien Revolving Loan	10.94% (SOFR + 6.25%)	1/18/2029				21	7	(e)(h)
Worldwide Produce Acquisition, LLC		1st Lien Term Loan	10.88% (SOFR + 6.25%)	1/18/2029				144	140	(e)
Worldwide Produce Acquisition, LLC		1st Lien Delayed Draw Term Loan	11.15% (SOFR + 6.25%)	1/18/2029				56	30	(e)(h)
Worldwide Produce Acquisition, LLC		1st Lien Delayed Draw Term Loan		1/18/2029				28	(1)	(e)(h)
ZB Holdco LLC		1st Lien Revolving Loan		2/9/2028				637	—	(e)(h)
ZB Holdco LLC		1st Lien Term Loan	9.91% (3M LIBOR + 4.75%)	2/9/2028				1,586	1,586	(e)(f)
ZB Holdco LLC		1st Lien Delayed Draw Term Loan	9.85% (3M LIBOR + 4.75%)	2/9/2028				801	801	(e)
									37,284		1.46%
Energy
CD&R Firefly Bidco Limited	United Kingdom	1st Lien Term Loan	7.78% (SONIA + 4.25%)	6/23/2025			₤	3,500	4,152
Cheyenne Petroleum Company Limited Partnership, CPC 2001 LLC and Mill Shoals LLC		1st Lien Term Loan	14.00% (SOFR + 9.00%)	11/16/2026				6,076	6,076	(e)
Cheyenne Petroleum Company Limited Partnership, CPC 2001 LLC and Mill Shoals LLC		1st Lien Delayed Draw Term Loan		11/16/2026				1,168	—	(e)(h)
GNZ Energy Bidco Limited	New Zealand	1st Lien Delayed Draw Term Loan	11.69% (BBSY + 6.75%)	7/26/2027			NZD	19,293	12,064	(e)(f)
GNZ Energy Bidco Limited	New Zealand	1st Lien Delayed Draw Term Loan		7/26/2027			NZD	1,962	—	(e)(h)
Halcon Holdings, LLC		1st Lien Term Loan	12.55% (SOFR + 7.50%)	11/24/2025				12,016	12,016	(e)
Halcon Holdings, LLC		1st Lien Delayed Draw Term Loan	12.55% (SOFR + 7.50%)	11/24/2025				2,103	2,103	(e)
Offen, Inc.		1st Lien Term Loan	9.92% (1M LIBOR + 5.00%)	6/22/2026				2,643	2,643	(e)(f)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)		Fair Value (a)		Percentage of Net Assets
Offen, Inc.		1st Lien Delayed Draw Term Loan	9.92% (1M LIBOR + 5.00%)	6/22/2026				$12,572	$12,572	(e)
Offen, Inc.		1st Lien Delayed Draw Term Loan	9.92% (1M LIBOR + 5.00%)	6/22/2026				1,019	1,019	(e)(f)
PX HoldCo3 Limited	United Kingdom	1st Lien Delayed Draw Term Loan	11.05% (SONIA + 7.00%)	4/27/2027			₤	553	252	(e)(h)
PX HoldCo3 Limited	United Kingdom	1st Lien Delayed Draw Term Loan	11.05% (SONIA + 7.00%)	4/27/2027			₤	2,947	3,527	(e)(f)
									56,424		2.21%
Financial Services
Alpha Luxco 2 Sarl	Luxembourg	1st Lien Delayed Draw Term Loan	8.50% (6M EURIBOR + 5.75%)	1/9/2025				€1,005	1,090	(e)(f)(g)
AQ Sage Buyer, LLC		1st Lien Revolving Loan		1/26/2026				50	(2)	(e)(h)
AQ Sage Buyer, LLC		1st Lien Delayed Draw Term Loan	11.38% (SOFR + 6.00%)	1/25/2027				535	116	(e)(h)
BCC Blueprint Holdings I, LLC		1st Lien Term Loan	11.12% (3M LIBOR + 6.25%)	9/15/2027				7,377	7,156	(e)
Beacon Pointe Harmony, LLC		1st Lien Revolving Loan		12/29/2027				909	(18)	(e)(h)
Beacon Pointe Harmony, LLC		1st Lien Term Loan	9.91% (SOFR + 5.25%)	12/29/2028				6,078	6,017	(e)(f)
Beacon Pointe Harmony, LLC		1st Lien Delayed Draw Term Loan	9.95% (SOFR + 5.25%)	12/29/2028				3,165	1,846	(e)(h)
BlauwTrust Holding B.V.	Netherlands	1st Lien Delayed Draw Term Loan	10.77% (3M EURIBOR + 7.75%)	1/8/2029				€615	551	(e)(g)(h)
BlauwTrust Holding B.V.	Netherlands	1st Lien Delayed Draw Term Loan	10.77% (3M EURIBOR + 7.75%)	1/8/2029				€5,491	5,955	(e)(f)
Convera International Financial S.a r.l.	Luxembourg	1st Lien Term Loan	10.65% (SOFR + 5.75%)	3/1/2028				21,105	21,105	(e)(f)
Convera International Holdings Limited	Jersey	1st Lien Revolving Loan		3/1/2027				1,777	—	(e)(h)
Edelman Financial Center, LLC		2nd Lien Term Loan		7/20/2026				563	522	(e)(i)
Edelman Financial Engines Center, LLC		1st Lien Term Loan	8.59% (1M LIBOR + 3.75%)	4/7/2028				113	108	(e)(i)
Mercury Borrower, Inc.		1st Lien Revolving Loan	8.38% (1M LIBOR + 3.50%)	7/31/2026				470	71	(e)(h)
Mercury Borrower, Inc.		1st Lien Term Loan	8.38% (1M LIBOR + 3.50%)	8/2/2028				4,022	3,897
Mercury Borrower, Inc.		2nd Lien Term Loan	11.38% (1M LIBOR + 6.50%)	8/2/2029				713	637
Monica Holdco (US), Inc.		1st Lien Revolving Loan	11.69% (3M LIBOR + 6.75%)	1/8/2026				1,009	962	(e)(h)
Monica Holdco (US), Inc.		1st Lien Term Loan	11.91% (3M LIBOR + 6.75%)	1/7/2028				8,076	7,753	(e)(f)
Pegasus (Bidco) Limited	Jersey	1st Lien Term Loan	11.30% (SONIA + 7.00%)	4/4/2029			₤	4,125	4,834	(e)(f)
Pegasus (Bidco) Limited	Jersey	1st Lien Term Loan		4/4/2029			₤	2,750	(169)	(e)(f)(h)(i)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)		Fair Value (a)		Percentage of Net Assets
Pegasus (Bidco) Limited	Jersey	1st Lien Delayed Draw Term Loan	11.30% (SONIA + 7.00%)	4/4/2029			₤	822	$963	(e)
Platinum Credit Bidco Limited	Jersey	1st Lien Revolving Loan		5/9/2029			₤	3,490	—	(e)(h)(i)
Platinum Credit Bidco Limited	Jersey	1st Lien Term Loan	9.93% (SONIA + 7.25%)	11/9/2029			₤	27,960	34,492	(e)(f)
Plutus Bidco Limited	Jersey	1st Lien Term Loan	10.68% (SONIA + 6.75%)	9/21/2028			₤	5,250	6,476	(e)
Plutus Bidco Limited	Jersey	1st Lien Delayed Draw Term Loan		9/21/2028			₤	1,750	—	(e)(h)
ProFund S.a r.l.	Poland	1st Lien Term Loan	9.50% (6M EURIBOR + 6.75%)	12/3/2027				€2,164	2,347	(e)(f)
ProFund S.a r.l.	Poland	1st Lien Term Loan	13.80% (6M WIBOR + 6.75%)	12/3/2027			PLN	15,023	3,480	(e)
ProFund S.a r.l.	Poland	1st Lien Delayed Draw Term Loan	9.50% (6M EURIBOR + 6.75%)	12/3/2027				€451	97	(e)(h)
Project Accelerate Parent LLC		1st Lien Term Loan	9.09% (1M LIBOR + 4.25%)	1/2/2025				4,845	4,669	(i)
Symbol Bidco I Limited	United Kingdom	1st Lien Delayed Draw Term Loan	10.55% (SONIA + 6.50%)	12/21/2026			₤	429	529	(e)
Symbol Bidco I Limited	United Kingdom	1st Lien Delayed Draw Term Loan	10.55% (SONIA + 6.50%)	12/21/2026			₤	571	705	(e)(f)
TA/WEG Holdings, LLC		1st Lien Revolving Loan		10/4/2027				914	—	(e)(h)
TA/WEG Holdings, LLC		1st Lien Term Loan	11.00% (SOFR + 6.25%)	10/4/2027				3,440	3,440	(e)(f)
TA/WEG Holdings, LLC		1st Lien Delayed Draw Term Loan	10.81% (SOFR + 6.00%)	10/4/2027				8,277	8,277	(e)(f)
TA/WEG Holdings, LLC		1st Lien Delayed Draw Term Loan	11.00% (SOFR + 6.25%)	10/4/2027				2,137	2,137	(e)(f)
TA/WEG Holdings, LLC		1st Lien Delayed Draw Term Loan	11.23% (SOFR + 6.00%)	10/4/2027				1,700	1,700	(e)
TA/WEG Holdings, LLC		1st Lien Delayed Draw Term Loan	11.26% (SOFR + 6.25%)	10/4/2027				2,466	2,466	(e)
The Mather Group, LLC		1st Lien Revolving Loan		3/31/2028				750	(15)	(e)(h)
The Mather Group, LLC		1st Lien Term Loan	10.54% (SOFR + 5.50%)	3/31/2028				4,963	4,863	(e)(f)
The Mather Group, LLC		1st Lien Delayed Draw Term Loan	10.51% (SOFR + 5.50%)	3/31/2028				2,497	1,571	(e)(h)
The Ultimus Group Midco, LLC		1st Lien Revolving Loan		2/1/2026				396	(8)	(e)(h)
The Ultimus Group Midco, LLC		1st Lien Term Loan	9.75% (SOFR + 4.75%)	2/1/2026				3,093	3,031	(e)(f)
The Ultimus Group Midco, LLC		1st Lien Term Loan	9.75% (SOFR + 4.75%)	2/1/2026				3,901	3,823	(e)(f)
TK Elevator Midco GmbH	Germany	1st Lien Term Loan	8.60% (6M LIBOR + 3.50%)	7/30/2027				6,132	5,966
Toscafund Limited	United Kingdom	1st Lien Delayed Draw Term Loan	11.95% (SONIA + 7.50%)	4/2/2025			₤	4,150	5,119	(e)(f)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)		Fair Value (a)		Percentage of Net Assets
Trustly AB	Sweden	1st Lien Term Loan	11.10% (3M STIBOR + 7.75%)	6/30/2025			SEK	5,500	$514	(e)
Trustly AB	Sweden	1st Lien Delayed Draw Term Loan	11.10% (3M STIBOR + 7.75%)	6/30/2025			SEK	2,700	252	(e)
Waverly Advisors, LLC		1st Lien Revolving Loan	10.46% (SOFR + 5.50%)	3/1/2028				375	81	(e)(h)
Waverly Advisors, LLC		1st Lien Term Loan	10.80% (SOFR + 5.75%)	3/1/2028				2,052	2,031	(e)(f)
Waverly Advisors, LLC		1st Lien Delayed Draw Term Loan	10.80% (SOFR + 5.75%)	3/1/2028				1,497	1,219	(e)(h)
									162,656		6.37%
Food & Beverage
Berner Food & Beverage, LLC		1st Lien Revolving Loan	12.50% (PRIME + 4.50%)	7/30/2026				262	144	(e)(h)
Berner Food & Beverage, LLC		1st Lien Term Loan	10.33% (3M LIBOR + 5.50%)	7/30/2027				2,600	2,600	(e)(f)
CHG PPC Parent LLC		2nd Lien Term Loan	11.59% (1M LIBOR + 6.75%)	12/10/2029				3,000	2,910	(e)(f)
Florida Food Products, LLC		1st Lien Term Loan	9.84% (1M LIBOR + 5.00%)	10/18/2028				37	35	(e)
Florida Food Products, LLC		2nd Lien Term Loan	12.84% (1M LIBOR + 8.00%)	10/18/2029				7,299	6,861	(e)
Gotham Greens Holdings, PBC		1st Lien Term Loan	12.28% (SOFR + 7.38%)	12/29/2026				6,646	6,314	(e)(f)
Gotham Greens Holdings, PBC		1st Lien Delayed Draw Term Loan	12.13% (SOFR + 7.38%)	12/29/2026				13,767	3,901	(e)(h)
Hometown Food Company		1st Lien Revolving Loan		8/31/2023				1	—	(e)(h)
Hometown Food Company		1st Lien Term Loan	9.85% (1M LIBOR + 5.00%)	8/31/2023				844	844	(e)(f)
KNPC Holdco, LLC		1st Lien Term Loan	11.42% (SOFR + 7.00%)	10/20/2028				495	495	(e)
KNPC Holdco, LLC		1st Lien Term Loan	9.92% (SOFR + 5.50%)	10/22/2028				2,070	2,028	(e)(f)
Quirch Foods Holdings, LLC		1st Lien Term Loan	9.68% (SOFR + 4.75%)	10/27/2027				7,302	6,709	(e)
RB Holdings Interco, LLC		1st Lien Revolving Loan	9.92% (SOFR + 5.00%)	5/4/2028				698	574	(e)(h)
RB Holdings Interco, LLC		1st Lien Term Loan	9.85% (SOFR + 5.00%)	5/4/2028				3,760	3,723	(e)(f)
RB Holdings Interco, LLC		1st Lien Delayed Draw Term Loan		5/4/2028				1,134	(11)	(e)(h)
Watermill Express, LLC		1st Lien Revolving Loan	10.69% (1M LIBOR + 5.50%)	4/20/2027				275	55	(e)(h)
Watermill Express, LLC		1st Lien Term Loan	10.41% (3M LIBOR + 5.25%)	4/20/2027				2,256	2,256	(e)(f)
Watermill Express, LLC		1st Lien Delayed Draw Term Loan	10.41% (3M LIBOR + 5.25%)	4/20/2027				218	218	(e)
Winebow Holdings, Inc.		1st Lien Term Loan	11.09% (1M LIBOR + 6.25%)	7/1/2025				3,405	3,337	(e)(f)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)		Percentage of Net Assets
								$42,993		1.68%
Health Care Equipment & Services
Air Medical Group Holdings Inc		1st Lien Term Loan	9.20% (3M LIBOR + 4.25%)	3/14/2025			$4,216	$2,941
athenahealth Group Inc.		1st Lien Revolving Loan		2/15/2027			2,100	(149)	(e)(h)
athenahealth Group Inc.		1st Lien Term Loan	8.26% (SOFR + 3.50%)	2/15/2029			8,087	7,561
athenahealth Group Inc.		1st Lien Delayed Draw Term Loan		2/15/2029			993	(65)	(h)
CEP V I 5 UK Limited	United Kingdom	1st Lien Delayed Draw Term Loan	11.92% (3M LIBOR + 7.00%)	2/18/2027			26,654	23,988	(e)(f)
Color Intermediate, LLC		1st Lien Term Loan	10.50% (SOFR + 5.50%)	10/4/2029			1,864	1,827	(e)(f)
Comprehensive EyeCare Partners, LLC		1st Lien Revolving Loan	11.44% (SOFR + 6.50%)	2/14/2024			1	1	(e)
Comprehensive EyeCare Partners, LLC		1st Lien Term Loan	11.66% (SOFR + 6.50%)	2/14/2024			970	921	(e)(f)
Comprehensive EyeCare Partners, LLC		1st Lien Delayed Draw Term Loan	11.66% (SOFR + 6.50%)	2/14/2024			680	646	(e)(f)
Comprehensive EyeCare Partners, LLC		1st Lien Delayed Draw Term Loan		2/14/2024			73	(4)	(e)(h)
Convey Health Solutions, Inc.		1st Lien Term Loan	10.25% (3M LIBOR + 5.25%)	9/4/2026			2,685	2,577	(e)(f)
Crown CT Parent Inc.		1st Lien Revolving Loan	12.50% (PRIME + 4.50%)	3/8/2028			903	382	(e)(h)
Crown CT Parent Inc.		1st Lien Term Loan	10.59% (SOFR + 5.50%)	3/8/2029			8,235	8,153	(e)(f)
Crown CT Parent Inc.		1st Lien Delayed Draw Term Loan		3/8/2029			1,040	(10)	(e)(h)
CVP Holdco, Inc.		1st Lien Revolving Loan		10/31/2024			3,005	—	(e)(h)
CVP Holdco, Inc.		1st Lien Term Loan	11.24% (1M LIBOR + 6.40%)	10/31/2025			3,376	3,376	(e)(f)
CVP Holdco, Inc.		1st Lien Delayed Draw Term Loan	11.08% (1M LIBOR + 6.25%)	10/31/2025			1,837	450	(e)(h)
CVP Holdco, Inc.		1st Lien Delayed Draw Term Loan	11.24% (1M LIBOR + 6.40%)	10/31/2025			27,175	27,175	(e)
CVP Holdco, Inc.		1st Lien Delayed Draw Term Loan	11.24% (1M LIBOR + 6.40%)	10/31/2025			2,597	2,597	(e)(f)
Electron Bidco Inc.		1st Lien Term Loan	7.84% (1M LIBOR + 3.00%)	11/1/2028			7,895	7,768	(i)
Ensemble RCM LLC		1st Lien Term Loan	9.78% (SOFR + 5.00%)	8/3/2026			938	938	(e)(f)
Evolent Health LLC		1st Lien Revolving Loan	8.74% (SOFR + 4.00%)	1/22/2029			2	1	(e)(h)
Evolent Health LLC		1st Lien Term Loan	10.79% (SOFR + 6.00%)	1/22/2029			1,492	1,447	(e)
Evolent Health LLC		1st Lien Term Loan	11.04% (SOFR + 6.00%)	1/22/2029			3,186	3,090	(e)(f)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)		Fair Value (a)		Percentage of Net Assets
Floss Bidco Limited	United Kingdom	1st Lien Term Loan	11.55% (SONIA + 6.50%)	9/7/2026			₤	410	$455	(e)(f)
Floss Bidco Limited	United Kingdom	1st Lien Term Loan	11.55% (SONIA + 8.00%)	9/7/2026			₤	299	331	(e)(f)
Global Medical Response, Inc.		1st Lien Term Loan	9.24% (3M LIBOR + 4.25%)	10/2/2025				11,955	8,329	(i)
Global Medical Response, Inc.		2nd Lien Term Loan	11.59% (1M LIBOR + 6.75%)	12/17/2029				29,366	22,906	(e)
JDC Healthcare Management, LLC		1st Lien Term Loan		4/10/2024				132	63	(e)(g)(j)
Kedleston Schools Limited	United Kingdom	1st Lien Delayed Draw Term Loan	12.05% (SONIA + 8.00%)	5/31/2024			₤	1,244	1,535	(e)(f)
LifeScan Global Corporation		1st Lien Term Loan	10.75% (3M LIBOR + 6.00%)	10/1/2024				3,984	2,975
LifeScan Global Corporation		2nd Lien Term Loan	14.25% (3M LIBOR + 9.50%)	10/1/2025				5,692	3,593
MED ParentCo, LP		1st Lien Term Loan	9.09% (1M LIBOR + 4.25%)	8/31/2026				5,133	4,487
Medline Borrower, LP		1st Lien Term Loan	8.09% (1M LIBOR + 3.25%)	10/23/2028				3,225	3,141	(i)
Medmark Services Inc		1st Lien Term Loan	10.16% (3M LIBOR + 5.00%)	6/11/2027				1,795	1,777	(e)(f)
Medmark Services Inc		1st Lien Delayed Draw Term Loan	10.16% (3M LIBOR + 5.00%)	6/11/2027				1,536	1,520	(e)(f)
Medmark Services Inc		2nd Lien Term Loan	13.66% (3M LIBOR + 8.50%)	6/11/2028				9,139	9,048	(e)
Medmark Services Inc		2nd Lien Delayed Draw Term Loan	13.63% (1M LIBOR + 8.50%)	6/11/2028				4,897	4,848	(e)
Network Bidco B.V.	Netherlands	1st Lien Term Loan		5/14/2029				€5,778	6,266	(e)(i)
Network Bidco B.V.	Netherlands	1st Lien Delayed Draw Term Loan		5/14/2029				€2,222	(3)	(e)(h)
NextCare, Inc.		1st Lien Term Loan	10.66% (3M LIBOR + 5.50%)	6/30/2024				8,832	7,949	(e)(f)
NextCare, Inc.		1st Lien Delayed Draw Term Loan	10.66% (3M LIBOR + 5.50%)	6/30/2024				155	140	(e)(f)
NextCare, Inc.		2nd Lien Term Loan	14.55% (SOFR + 9.50%)	12/31/2024				6,427	3,856	(e)(f)
Olympia Acquisition, Inc.		1st Lien Term Loan		2/26/2027				3,220	1,932	(e)(j)
Olympia Acquisition, Inc.		1st Lien Delayed Draw Term Loan		2/26/2027				236	—	(e)(h)
Olympia Acquisition, Inc.		1st Lien Delayed Draw Term Loan		2/26/2027				492	268	(e)(h)(j)
OMH-HealthEdge Holdings, LLC		1st Lien Revolving Loan		10/24/2024				1	—	(e)(h)
OMH-HealthEdge Holdings, LLC		1st Lien Term Loan	10.02% (SOFR + 5.25%)	10/24/2025				820	820	(e)(f)
OMH-HealthEdge Holdings, LLC		1st Lien Term Loan	10.03% (SOFR + 5.25%)	10/24/2025				394	394	(e)(f)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)		Fair Value (a)		Percentage of Net Assets
OMH-HealthEdge Holdings, LLC		1st Lien Term Loan	11.05% (SOFR + 6.00%)	10/24/2025				$1,391	$1,391	(e)(f)
Pluto Acquisition I, Inc.		1st Lien Term Loan	8.95% (3M LIBOR + 4.00%)	6/22/2026				21,580	15,178	(f)
Premise Health Holding Corp		1st Lien Revolving Loan		4/10/2025				1	—	(e)(h)
Premise Health Holding Corp		1st Lien Term Loan	8.91% (3M LIBOR + 3.75%)	7/10/2025				11	10	(e)(f)
Premise Health Holding Corp		2nd Lien Term Loan	12.66% (3M LIBOR + 7.50%)	7/10/2026				2,000	1,900	(e)(f)
Prime Dental Alliance B.V.	Netherlands	1st Lien Revolving Loan		12/21/2026				€570	(1)	(e)(h)
Prime Dental Alliance B.V.	Netherlands	1st Lien Term Loan	10.52% (3M EURIBOR + 7.50%)	6/21/2027				€2,200	2,386	(e)(f)
Prime Dental Alliance B.V.	Netherlands	1st Lien Term Loan	10.74% (3M EURIBOR + 7.75%)	6/21/2027				€953	993	(e)(h)
Prime Dental Alliance B.V.	Netherlands	1st Lien Delayed Draw Term Loan	10.52% (3M EURIBOR + 7.50%)	6/21/2027				€1,654	1,794	(e)
RegionalCare Hospital Partners Holdings, Inc.		1st Lien Term Loan	8.58% (3M LIBOR + 3.75%)	11/16/2025				4,580	4,354
Rubicone Bidco Limited	United Kingdom	1st Lien Term Loan	11.30% (SONIA + 7.25%)	12/1/2028			₤	3,861	4,763	(e)(f)
Rubicone Bidco Limited	United Kingdom	1st Lien Term Loan	15.05% (SONIA + 11.00%)	5/10/2023			₤	1,487	1,834	(e)(f)
Rubicone Bidco Limited	United Kingdom	1st Lien Delayed Draw Term Loan	11.30% (SONIA + 7.25%)	12/1/2028			₤	1,667	2,056	(e)
SiroMed Physician Services, Inc.		1st Lien Revolving Loan		3/26/2024				1	—	(e)(h)
SiroMed Physician Services, Inc.		1st Lien Term Loan	9.91% (3M LIBOR + 4.75%)	3/26/2024				523	523	(e)(f)
Sotera Health Holdings, LLC		1st Lien Term Loan	7.58% (3M LIBOR + 2.75%)	12/11/2026				9,959	9,573	(i)
Symplr Software Inc.		1st Lien Revolving Loan		12/22/2025				1	—	(e)(h)
Symplr Software Inc.		1st Lien Term Loan	9.28% (SOFR + 4.50%)	12/22/2027				2	2	(f)
Symplr Software Inc.		2nd Lien Term Loan	12.65% (SOFR + 7.88%)	12/22/2028				12,343	11,108	(e)(f)
Tandarts Today Holding B.V.	Netherlands	1st Lien Term Loan	11.02% (3M EURIBOR + 8.00%)	2/24/2028				€637	670	(e)(f)
Tandarts Today Holding B.V.	Netherlands	1st Lien Delayed Draw Term Loan	11.02% (3M EURIBOR + 8.00%)	2/24/2028				€3,373	971	(e)(h)
Therapy Brands Holdings LLC		2nd Lien Term Loan	11.53% (1M LIBOR + 6.75%)	5/18/2029				4,334	4,161	(e)(f)
United Digestive MSO Parent, LLC		1st Lien Revolving Loan		12/14/2023				511	496	(e)(i)
United Digestive MSO Parent, LLC		1st Lien Revolving Loan		3/30/2029				130	(4)	(e)(h)
United Digestive MSO Parent, LLC		1st Lien Term Loan	11.64% (SOFR + 6.75%)	3/30/2029				3,169	3,074	(e)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)		Percentage of Net Assets
United Digestive MSO Parent, LLC		1st Lien Delayed Draw Term Loan		12/16/2024			$396	$396	(e)(i)
United Digestive MSO Parent, LLC		1st Lien Delayed Draw Term Loan		3/30/2029			834	(25)	(e)(h)
Viant Medical Holdings, Inc.		1st Lien Term Loan	11.09% (1M LIBOR + 6.25%)	7/2/2025			533	518	(e)(f)
Viant Medical Holdings, Inc.		1st Lien Term Loan	8.59% (1M LIBOR + 3.75%)	7/2/2025			1,025	952	(f)(i)
Viant Medical Holdings, Inc.		2nd Lien Term Loan	12.59% (1M LIBOR + 7.75%)	7/2/2026			937	793	(f)
VPP Intermediate Holdings, LLC		1st Lien Revolving Loan	13.25% (PRIME + 5.25%)	12/1/2027			315	19	(e)(h)
VPP Intermediate Holdings, LLC		1st Lien Term Loan	11.09% (1M LIBOR + 6.25%)	12/1/2027			1,561	1,530	(e)(f)
VPP Intermediate Holdings, LLC		1st Lien Delayed Draw Term Loan	11.04% (1M LIBOR + 6.25%)	12/1/2027			469	460	(e)
WSHP FC Acquisition LLC		1st Lien Revolving Loan	11.28% (SOFR + 6.25%)	3/30/2028			2,945	2,224	(e)(h)
WSHP FC Acquisition LLC		1st Lien Term Loan	11.30% (SOFR + 6.25%)	3/30/2028			19,462	19,073	(e)(f)
WSHP FC Acquisition LLC		1st Lien Delayed Draw Term Loan	11.26% (SOFR + 6.25%)	3/30/2028			348	281	(e)(h)
WSHP FC Acquisition LLC		1st Lien Delayed Draw Term Loan	11.30% (SOFR + 6.25%)	3/30/2028			1,240	1,214	(e)(f)
WSHP FC Acquisition LLC		1st Lien Delayed Draw Term Loan		3/30/2028			5,406	(108)	(e)(h)
								276,800		10.84%
Household & Personal Products
CDI Holdings III Corp.		1st Lien Revolving Loan		12/22/2027			410	(8)	(e)(h)
CDI Holdings III Corp.		1st Lien Term Loan	10.59% (1M LIBOR + 5.75%)	12/22/2027			1,666	1,633	(e)(f)
Foundation Consumer Brands, LLC		1st Lien Revolving Loan		10/1/2026			389	—	(e)(h)
Foundation Consumer Brands, LLC		1st Lien Term Loan	10.38% (3M LIBOR + 5.50%)	2/12/2027			4,258	4,258	(e)(f)(i)
Premier Specialties, Inc.		1st Lien Revolving Loan	10.84% (1M LIBOR + 6.00%)	8/20/2027			385	227	(e)(h)
Premier Specialties, Inc.		1st Lien Term Loan	10.84% (1M LIBOR + 6.00%)	8/20/2027			3,005	2,794	(e)(f)
Premier Specialties, Inc.		1st Lien Delayed Draw Term Loan		8/20/2027			829	(58)	(e)(h)
								8,846		0.35%
Insurance
Alfred AcquiCo B.V.	Netherlands	1st Lien Term Loan	10.38% (6M EURIBOR + 7.00%)	9/17/2029			€2,000	2,169	(e)(f)
AQ Sunshine, Inc.		1st Lien Revolving Loan	11.22% (3M LIBOR + 6.25%)	4/15/2024			1,096	947	(e)(h)
AQ Sunshine, Inc.		1st Lien Term Loan	11.41% (3M LIBOR + 6.25%)	4/15/2025			1,714	1,645	(e)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)		Fair Value (a)		Percentage of Net Assets
AQ Sunshine, Inc.		1st Lien Term Loan	11.41% (3M LIBOR + 6.25%)	4/15/2025				$5,007	$4,807	(e)(f)
AQ Sunshine, Inc.		1st Lien Delayed Draw Term Loan	11.41% (3M LIBOR + 6.25%)	4/15/2025				8,998	7,990	(e)(h)
Ardonagh Midco 3 PLC	United Kingdom	1st Lien Term Loan	10.07% (6M EURIBOR + 7.25%)	7/14/2026				€190	206	(e)(f)
Ardonagh Midco 3 PLC	United Kingdom	1st Lien Term Loan	11.74% (SONIA + 7.25%)	7/14/2026			₤	1,491	1,839	(e)(f)
Ardonagh Midco 3 PLC	United Kingdom	1st Lien Delayed Draw Term Loan	11.76% (SONIA + 7.25%)	7/14/2026			₤	312	384	(e)
Ardonagh Midco 3 PLC	United Kingdom	1st Lien Delayed Draw Term Loan	11.25% (SOFR + 6.00%)	7/14/2026				16,452	16,287	(e)(f)
Ardonagh Midco 3 PLC	United Kingdom	1st Lien Delayed Draw Term Loan	12.22% (SOFR + 7.00%)	7/14/2026				457	229	(e)(h)
Ardonagh Midco 3 PLC	United Kingdom	1st Lien Delayed Draw Term Loan	8.82% (6M LIBOR + 6.00%)	7/14/2026				1	1	(e)(m)
Benefytt Technologies, Inc.		1st Lien Term Loan		8/12/2027				3,798	1,899	(e)(g)(j)
Benefytt Technologies, Inc.		1st Lien Delayed Draw Term Loan		8/12/2027				949	338	(e)(h)(j)
Blackwood Bidco Limited	United Kingdom	1st Lien Term Loan	12.78% (SOFR + 7.80%)	10/8/2026				3,436	3,436	(e)(f)
Blackwood Bidco Limited	United Kingdom	1st Lien Term Loan		10/8/2026				2,193	—	(e)(h)(i)
Blackwood Bidco Limited	United Kingdom	1st Lien Delayed Draw Term Loan	10.78% (BBSY + 7.05%)	10/8/2026			AUD	1,113	744	(e)(f)
Blackwood Bidco Limited	United Kingdom	1st Lien Delayed Draw Term Loan	11.50% (SONIA + 7.05%)	10/8/2026			₤	464	572	(e)(f)
Blackwood Bidco Limited	United Kingdom	1st Lien Delayed Draw Term Loan	11.50% (SONIA + 7.30%)	10/8/2026			₤	2,750	3,392	(e)(f)
Blackwood Bidco Limited	United Kingdom	1st Lien Delayed Draw Term Loan	12.23% (6M LIBOR + 7.05%)	10/8/2026				2,861	2,672	(e)(f)(h)(m)
Blackwood Bidco Limited	United Kingdom	1st Lien Delayed Draw Term Loan	12.37% (6M LIBOR + 7.05%)	10/8/2026				1,569	1,184	(e)(f)(h)(m)
Brokers Alliance S.L.	Spain	1st Lien Term Loan	9.52% (3M EURIBOR + 6.50%)	4/9/2029				€958	1,039	(e)(f)
Brokers Alliance S.L.	Spain	1st Lien Delayed Draw Term Loan	9.52% (3M EURIBOR + 6.50%)	4/9/2029				€1,542	89	(e)(h)
Captive Resources Midco, LLC		1st Lien Revolving Loan		7/3/2028				102	(2)	(e)(h)
Captive Resources Midco, LLC		1st Lien Term Loan	7.43% (SOFR + 2.63%)	7/1/2029				1,269	1,243	(e)(f)(g)
Foundation Risk Partners, Corp.		1st Lien Revolving Loan		10/29/2027				2,627	(53)	(e)(h)
Foundation Risk Partners, Corp.		1st Lien Term Loan	11.00% (SOFR + 6.00%)	10/30/2028				19,247	18,862	(e)(f)
Foundation Risk Partners, Corp.		1st Lien Delayed Draw Term Loan	11.00% (SOFR + 6.00%)	10/30/2028				16,875	11,116	(e)(h)
Galway Borrower LLC		1st Lien Revolving Loan	10.41% (3M LIBOR + 5.25%)	9/30/2027				969	179	(e)(h)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)		Fair Value (a)		Percentage of Net Assets
Galway Borrower LLC		1st Lien Term Loan	10.15% (3M LIBOR + 5.25%)	9/29/2028				$11,977	$11,618	(e)(f)
Galway Borrower LLC		1st Lien Delayed Draw Term Loan		9/29/2028				110	(3)	(e)(h)
High Street Buyer, Inc.		1st Lien Revolving Loan		4/16/2027				688	(7)	(e)(h)
High Street Buyer, Inc.		1st Lien Term Loan	11.05% (3M LIBOR + 6.00%)	4/14/2028				4,723	4,676	(e)(f)
High Street Buyer, Inc.		1st Lien Delayed Draw Term Loan	10.80% (3M LIBOR + 5.75%)	4/14/2028				11,724	4,816	(e)(h)
High Street Buyer, Inc.		1st Lien Delayed Draw Term Loan	11.05% (3M LIBOR + 6.00%)	4/14/2028				17,687	17,511	(e)(f)
Hub International Limited		1st Lien Term Loan	7.82% (3M LIBOR + 3.00%)	4/25/2025				8,647	8,611	(i)
Hub International Limited		1st Lien Term Loan	8.06% (3M LIBOR + 3.25%)	4/25/2025				8,694	8,664	(i)
Hub International Limited		1st Lien Term Loan	8.73% (SOFR + 4.00%)	11/10/2029				2,530	2,520
Inszone Mid, LLC		1st Lien Revolving Loan		11/8/2028				34	(1)	(e)(h)
Inszone Mid, LLC		1st Lien Term Loan	11.91% (SOFR + 7.00%)	11/8/2028				287	278	(e)
Inszone Mid, LLC		1st Lien Delayed Draw Term Loan	11.89% (SOFR + 7.00%)	11/8/2028				195	25	(e)(h)
Jewel Bidco Limited	United Kingdom	1st Lien Term Loan	10.95% (SONIA + 6.75%)	7/24/2028			₤	6,203	7,269	(e)(f)
Jewel Bidco Limited	United Kingdom	1st Lien Delayed Draw Term Loan	10.80% (SONIA + 6.75%)	7/24/2028			₤	3,797	1,996	(e)(h)
JMG Group Investments Limited	United Kingdom	1st Lien Term Loan	9.80% (SONIA + 5.75%)	12/11/2028			₤	310	382	(e)(f)
JMG Group Investments Limited	United Kingdom	1st Lien Delayed Draw Term Loan	10.05% (SONIA + 6.00%)	12/11/2028			₤	3,378	1,654	(e)(h)
JMG Group Investments Limited	United Kingdom	1st Lien Delayed Draw Term Loan	9.45% (SONIA + 5.75%)	12/11/2028			₤	2,678	3,305	(e)
Lucida Broking Holdings Limited	United Kingdom	1st Lien Term Loan	11.45% (SONIA + 7.25%)	6/6/2024			₤	1,000	1,234	(e)(f)
Lucida Broking Holdings Limited	United Kingdom	1st Lien Delayed Draw Term Loan	10.95% (SONIA + 7.25%)	6/6/2024			₤	667	822	(e)(f)
Optio Group Limited	United Kingdom	1st Lien Delayed Draw Term Loan	11.45% (SONIA + 7.00%)	3/16/2026			₤	500	617	(e)(f)
Optio Group Limited	United Kingdom	1st Lien Delayed Draw Term Loan	9.92% (6M LIBOR + 7.00%)	3/16/2026				737	345	(e)(h)(m)
Patriot Growth Insurance Services, LLC		1st Lien Revolving Loan		10/16/2028				250	(10)	(e)(h)
Patriot Growth Insurance Services, LLC		1st Lien Term Loan	10.35% (3M LIBOR + 5.50%)	10/16/2028				1,792	1,721	(e)(f)
People Corporation	Canada	1st Lien Revolving Loan	11.28% (3M CDOR + 6.25%)	2/18/2027			CAD	898	145	(e)(h)
People Corporation	Canada	1st Lien Term Loan	11.24% (3M CDOR + 6.25%)	2/18/2028			CAD	7,076	5,236	(e)(f)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)		Fair Value (a)		Percentage of Net Assets
People Corporation	Canada	1st Lien Delayed Draw Term Loan	10.49% (3M CDOR + 5.50%)	2/18/2028			CAD	4,105	$1,091	(e)(h)
People Corporation	Canada	1st Lien Delayed Draw Term Loan	11.24% (3M CDOR + 6.25%)	2/18/2028			CAD	2,309	1,708	(e)
Project Hammond Bidco Limited	United Kingdom	1st Lien Term Loan	9.55% (SONIA + 5.50%)	12/4/2028			₤	1,750	2,159	(e)(f)
Project Hammond Bidco Limited	United Kingdom	1st Lien Delayed Draw Term Loan	9.55% (SONIA + 5.50%)	12/4/2028			₤	1,750	540	(e)(h)
RSC Acquisition, Inc.		1st Lien Revolving Loan	10.68% (SOFR + 5.50%)	10/30/2026				1	1	(e)(h)
RSC Acquisition, Inc.		1st Lien Term Loan	10.35% (SOFR + 5.50%)	10/30/2026				3,137	3,043	(e)(f)
SageSure Holdings, LLC		1st Lien Term Loan		1/28/2028				5,589	5,589	(e)(g)(i)
SageSure Holdings, LLC		2nd Lien Delayed Draw Term Loan	10.67% (SOFR + 5.75%)	1/28/2028				1,535	242	(e)(g)(h)
SCM Insurance Services Inc.	Canada	1st Lien Revolving Loan		8/29/2023			CAD	1	—	(e)(h)
SCM Insurance Services Inc.	Canada	1st Lien Term Loan	11.27% (3M CDOR + 6.25%)	8/29/2024			CAD	157	116	(e)(f)
SelectQuote, Inc.		1st Lien Term Loan	12.91% (SOFR + 8.00%)	11/5/2024				7,175	6,314	(e)(g)
Seventeen Group Limited	United Kingdom	1st Lien Term Loan	9.80% (SONIA + 6.25%)	7/26/2028			₤	455	561	(e)(f)
Seventeen Group Limited	United Kingdom	1st Lien Delayed Draw Term Loan		7/26/2028			₤	545	—	(e)(h)(i)
SG Acquisition, Inc.		1st Lien Term Loan	9.84% (1M LIBOR + 5.00%)	1/27/2027				2,730	2,703	(e)(f)
Spring Insurance Solutions, LLC		1st Lien Term Loan	11.66% (3M LIBOR + 6.50%)	11/24/2025				3,419	3,009	(e)(f)
Spring Insurance Solutions, LLC		1st Lien Delayed Draw Term Loan	11.66% (3M LIBOR + 6.50%)	11/24/2025				582	513	(e)
Staysure Bidco Limited	United Kingdom	1st Lien Delayed Draw Term Loan	11.55% (SONIA + 7.25%)	7/1/2025			₤	1,000	1,234	(e)
USI, Inc.		1st Lien Term Loan	8.65% (SOFR + 3.75%)	11/22/2029				3,083	3,068	(i)
									198,529		7.78%
Materials
ASP-r-pac Acquisition Co LLC		1st Lien Revolving Loan		12/29/2027				839	(8)	(e)(h)
ASP-r-pac Acquisition Co LLC		1st Lien Term Loan	10.83% (3M LIBOR + 6.00%)	12/29/2027				6,182	6,120	(e)(f)
Coyote Buyer, LLC		1st Lien Revolving Loan		2/6/2025				2,067	(83)	(e)(h)
Coyote Buyer, LLC		1st Lien Term Loan	11.10% (3M LIBOR + 6.00%)	2/6/2026				20,219	19,410	(e)(f)
Coyote Buyer, LLC		1st Lien Term Loan	12.84% (1M LIBOR + 8.00%)	8/6/2026				4,930	4,880	(e)(f)
DCG Acquisition Corp.		1st Lien Term Loan	9.41% (SOFR + 4.50%)	9/30/2026				3,930	3,802	(e)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)		Percentage of Net Assets
Mauser Packaging Solutions Holding Company		1st Lien Term Loan	8.80% (SOFR + 4.00%)	8/14/2026			$5,725	$5,670
Nelipak European Holdings Cooperatief U.A.	Netherlands	1st Lien Revolving Loan	7.14% (1M EURIBOR + 4.50%)	7/2/2024			€582	134	(e)(h)
Nelipak European Holdings Cooperatief U.A.	Netherlands	1st Lien Term Loan	6.99% (3M EURIBOR + 4.50%)	7/2/2026			€796	837	(e)(f)
Nelipak Holding Company		1st Lien Revolving Loan	9.09% (1M LIBOR + 4.25%)	7/2/2024			605	197	(e)(h)
Nelipak Holding Company		1st Lien Term Loan	9.08% (3M LIBOR + 4.25%)	7/2/2026			2,931	2,872	(e)(f)
Novipax Buyer, L.L.C.		1st Lien Term Loan	11.66% (SOFR + 6.75%)	12/1/2026			249	249	(e)
Novipax Buyer, L.L.C.		1st Lien Term Loan	11.66% (SOFR + 6.75%)	12/1/2026			4,147	4,147	(e)(f)
PAKNK Netherlands Treasury B.V.	Netherlands	1st Lien Term Loan	6.99% (3M EURIBOR + 4.50%)	7/2/2026			€5,186	5,456	(e)(f)
Plaskolite PPC Intermediate II LLC		1st Lien Term Loan	8.83% (3M LIBOR + 4.00%)	12/15/2025			8,331	7,363	(f)
Plaskolite PPC Intermediate II LLC		2nd Lien Term Loan	12.11% (3M LIBOR + 7.25%)	12/14/2026			2,960	2,634	(e)(f)
Polymer Solutions Group, LLC		1st Lien Term Loan	9.61% (6M LIBOR + 4.75%)	11/26/2026			650	637	(e)(f)
Precision Concepts Canada Corporation	Canada	1st Lien Term Loan	10.50% (SOFR + 5.50%)	1/11/2026			784	784	(e)(f)
Precision Concepts International LLC		1st Lien Revolving Loan	10.48% (SOFR + 5.50%)	1/11/2025			415	177	(e)(h)
Precision Concepts International LLC		1st Lien Term Loan	10.50% (SOFR + 5.50%)	1/11/2026			4,263	4,263	(e)(f)
Precision Concepts International LLC		1st Lien Term Loan	10.75% (SOFR + 5.75%)	1/11/2026			1,830	1,830	(e)(f)
Pregis TopCo LLC		1st Lien Term Loan	8.59% (1M LIBOR + 3.75%)	7/31/2026			1,276	1,238
Pregis TopCo LLC		1st Lien Term Loan	8.67% (SOFR + 3.75%)	7/31/2026			4,764	4,638
Pretium PKG Holdings, Inc.		1st Lien Term Loan	9.22% (3M LIBOR + 4.00%)	10/2/2028			8,411	6,686
Pretium PKG Holdings, Inc.		2nd Lien Term Loan	11.97% (3M LIBOR + 6.75%)	10/1/2029			1,025	635
Trident TPI Holdings, Inc.		1st Lien Term Loan	9.16% (3M LIBOR + 4.00%)	9/15/2028			8,672	8,363
								92,931		3.64%
Media & Entertainment
Aventine Intermediate LLC		1st Lien Term Loan	10.84% (1M LIBOR + 6.00%)	6/18/2027			2,161	2,161	(e)(f)(g)
Aventine Intermediate LLC		1st Lien Delayed Draw Term Loan	10.84% (1M LIBOR + 6.00%)	6/18/2027			846	781	(e)(g)(h)
AVSC Holding Corp.		1st Lien Term Loan	15.00%	10/15/2026			535	557	(g)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)		Fair Value (a)		Percentage of Net Assets
AVSC Holding Corp.		1st Lien Term Loan	8.06% (3M LIBOR + 3.25%)	3/3/2025				$4,000	$3,831
Camelot U.S. Acquisition 1 Co.		1st Lien Term Loan	7.84% (1M LIBOR + 3.00%)	10/30/2026				5,327	5,312
CC Globe Holding II A/S	Denmark	1st Lien Term Loan	10.62% (3M CIBOR + 7.50%)	3/31/2028			DKK	19,420	2,827	(e)(f)
CC Globe Holding II A/S	Denmark	1st Lien Delayed Draw Term Loan	10.62% (3M CIBOR + 7.50%)	3/31/2028			DKK	10,984	1,043	(e)(h)
Diamond Sports Group, LLC		2nd Lien Term Loan		8/24/2026				1,093	58	(j)
Global Music Rights, LLC		1st Lien Revolving Loan		8/27/2027				473	—	(e)(h)
Global Music Rights, LLC		1st Lien Term Loan	10.66% (3M LIBOR + 5.50%)	8/28/2028				4,955	4,955	(e)(f)
MailSouth, Inc.		1st Lien Term Loan		4/23/2024				2,482	995	(e)(j)
Production Resource Group, LLC		1st Lien Term Loan	13.36% (1M LIBOR + 8.50%)	8/21/2024				795	795	(e)(g)
Production Resource Group, LLC		1st Lien Delayed Draw Term Loan	12.36% (1M LIBOR + 7.50%)	8/21/2024				307	307	(e)(g)
Production Resource Group, LLC		1st Lien Delayed Draw Term Loan	12.41% (1M LIBOR + 7.50%)	8/21/2024				169	169	(e)(g)
Professional Fighters League, LLC		1st Lien Term Loan	12.00%	1/20/2026				630	630	(e)(g)
Professional Fighters League, LLC		2nd Lien Delayed Draw Term Loan	14.00%	1/20/2026				9	5	(e)(g)(h)
Renaissance Holding Corp.		1st Lien Term Loan	7.63% (1M LIBOR + 3.25%)	5/30/2025				4,576	4,433	(i)
Renaissance Holding Corp.		1st Lien Term Loan	8.09% (1M LIBOR + 3.25%)	5/30/2025				4,564	4,432	(i)
Rugby Australia Ltd	Australia	1st Lien Term Loan	11.00% (BBSY + 7.25%)	3/31/2027			AUD	1,250	836	(e)
Rugby Australia Ltd	Australia	1st Lien Delayed Draw Term Loan	11.00% (BBSY + 7.25%)	3/31/2027			AUD	1,250	209	(e)(h)
Storm Investment S.a.r.l.	Luxembourg	1st Lien Term Loan	3.75%	6/22/2029				€9,193	9,970	(e)
Summer (BC) Bidco B LLC		1st Lien Term Loan	9.66% (3M LIBOR + 4.50%)	12/4/2026				4,306	4,053
William Morris Endeavor Entertainment, LLC (IMG Worldwide Holdings, LLC)		1st Lien Term Loan	7.60% (1M LIBOR + 2.75%)	5/18/2025				8,849	8,764
									57,123		2.24%
Pharmaceuticals, Biotechnology & Life Sciences
Alcami Corporation		1st Lien Revolving Loan		12/21/2028				27	(2)	(e)(h)
Alcami Corporation		1st Lien Term Loan	11.91% (SOFR + 7.00%)	12/21/2028				205	198	(e)
Alcami Corporation		1st Lien Delayed Draw Term Loan		12/21/2028				17	(1)	(e)(h)
Amryt Pharmaceuticals Inc.		1st Lien Revolving Loan	8.74% (SOFR + 4.00%)	2/18/2027				1	1	(e)(h)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)		Fair Value (a)		Percentage of Net Assets
Amryt Pharmaceuticals Inc.		1st Lien Term Loan	11.49% (SOFR + 6.75%)	2/18/2027				$5,334	$5,608	(e)(f)
Aspire Bidco Limited	Jersey	1st Lien Term Loan	11.56% (SONIA + 7.51%)	9/4/2028			₤	7,777	9,594	(e)(f)
Aspire Bidco Limited	Jersey	1st Lien Delayed Draw Term Loan	11.56% (SONIA + 7.51%)	9/4/2028			₤	1,941	798	(e)(h)
Cambrex Corporation		1st Lien Term Loan	8.41% (SOFR + 3.50%)	12/4/2026				3,479	3,432
Cobalt Buyer Sub, Inc.		1st Lien Revolving Loan	10.17% (1M LIBOR + 5.25%)	10/1/2027				895	313	(e)(h)
Cobalt Buyer Sub, Inc.		1st Lien Term Loan	10.17% (1M LIBOR + 5.25%)	10/2/2028				7,334	6,967	(e)(f)
Cobalt Buyer Sub, Inc.		1st Lien Delayed Draw Term Loan	10.17% (1M LIBOR + 5.25%)	10/2/2028				2,459	2,113	(e)(h)
Covaris Intermediate 3, LLC		1st Lien Revolving Loan	9.91% (3M LIBOR + 4.75%)	1/21/2028				1,755	585	(e)(h)
Covaris Intermediate 3, LLC		1st Lien Term Loan	9.91% (3M LIBOR + 4.75%)	1/21/2028				9,331	9,331	(e)(f)
Covaris Intermediate 3, LLC		1st Lien Delayed Draw Term Loan		1/21/2028				7,034	—	(e)(h)
Da Vinci Purchaser Corp.		1st Lien Term Loan	8.95% (3M LIBOR + 4.00%)	1/8/2027				3,790	3,574
NMC Skincare Intermediate Holdings II, LLC		1st Lien Revolving Loan		10/31/2024				465	(28)	(e)(h)
NMC Skincare Intermediate Holdings II, LLC		1st Lien Term Loan	9.66% (1M LIBOR + 5.00%)	10/31/2024				2,298	2,160	(e)(f)
NMC Skincare Intermediate Holdings II, LLC		1st Lien Delayed Draw Term Loan	9.66% (1M LIBOR + 5.00%)	10/31/2024				647	608	(e)
North American Science Associates, LLC		1st Lien Revolving Loan	9.00% (SOFR + 4.50%)	3/15/2027				1	1	(e)
North American Science Associates, LLC		1st Lien Term Loan	10.68% (SOFR + 5.50%)	9/15/2027				11,058	11,058	(e)(f)
North American Science Associates, LLC		1st Lien Delayed Draw Term Loan	10.68% (SOFR + 5.50%)	9/15/2027				908	908	(e)
North American Science Associates, LLC		1st Lien Delayed Draw Term Loan	10.68% (SOFR + 5.50%)	9/15/2027				994	994	(e)(f)
TerSera Therapeutics LLC		1st Lien Term Loan	10.44% (1M LIBOR + 5.60%)	3/30/2025				47	47	(e)(f)
Verista, Inc.		1st Lien Revolving Loan	10.75% (1M LIBOR + 6.00%)	2/16/2027				2,000	580	(e)(h)
Verista, Inc.		1st Lien Term Loan	10.87% (3M LIBOR + 6.00%)	2/16/2027				9,015	8,925	(e)(f)
Verista, Inc.		1st Lien Delayed Draw Term Loan	10.95% (3M LIBOR + 6.00%)	2/16/2027				4,242	1,803	(e)(h)
									69,567		2.72%
Real Estate Management & Development
285 Mezz LLC		1st Lien Delayed Draw Term Loan	13.65% (SOFR + 8.95%)	10/5/2023				4,972	4,827	(e)(h)
285 Schermerhorn LLC		1st Lien Delayed Draw Term Loan	15.11% (SOFR + 8.95%)	10/5/2023				3,919	2,401	(e)(h)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)		Percentage of Net Assets
Odevo AB	Sweden	1st Lien Term Loan	9.68% (3M LIBOR + 6.63%)	12/21/2028			$7,535	$7,535	(e)(f)(m)
Odevo AB	Sweden	1st Lien Delayed Draw Term Loan	9.95% (6M LIBOR + 6.63%)	12/21/2028			11,154	11,154	(e)(m)
								25,917		1.02%
Software & Services
2U, Inc.		1st Lien Term Loan	11.32% (SOFR + 6.50%)	12/28/2026			2,659	2,526	(e)(f)
AffiniPay Midco, LLC		1st Lien Revolving Loan		6/9/2028			1,517	(76)	(e)(h)
AffiniPay Midco, LLC		1st Lien Term Loan	10.45% (SOFR + 5.75%)	6/9/2028			9,666	9,183	(e)(f)
AffiniPay Midco, LLC		1st Lien Term Loan	10.64% (SOFR + 5.75%)	6/9/2028			9,483	9,009	(e)(f)
AffiniPay Midco, LLC		1st Lien Delayed Draw Term Loan		6/9/2028			1,334	(67)	(e)(h)
Anaplan, Inc.		1st Lien Revolving Loan		6/21/2028			381	(11)	(e)(h)
Anaplan, Inc.		1st Lien Term Loan	11.31% (SOFR + 6.50%)	6/21/2029			5,991	5,812	(e)(f)
Anaqua Parent Holdings, Inc.		1st Lien Revolving Loan	10.19% (3M LIBOR + 5.25%)	10/10/2025			231	154	(e)(h)
Anaqua Parent Holdings, Inc.		1st Lien Term Loan	7.58% (6M EURIBOR + 5.50%)	4/10/2026			€658	714	(e)
Anaqua Parent Holdings, Inc.		1st Lien Term Loan	9.70% (6M LIBOR + 5.25%)	4/10/2026			3,753	3,753	(e)(f)
Anaqua Parent Holdings, Inc.		1st Lien Delayed Draw Term Loan	10.25% (6M LIBOR + 5.25%)	4/10/2026			522	108	(e)(h)
APG Intermediate Holdings Corporation		1st Lien Revolving Loan	10.40% (3M LIBOR + 5.25%)	1/3/2025			1	—	(e)(h)
APG Intermediate Holdings Corporation		1st Lien Term Loan	10.40% (3M LIBOR + 5.25%)	1/3/2025			985	985	(e)
APG Intermediate Holdings Corporation		1st Lien Delayed Draw Term Loan	10.27% (3M LIBOR + 5.25%)	1/3/2025			59	59	(e)
Applied Systems, Inc.		1st Lien Term Loan		9/19/2024			3,059	3,054	(i)
Appriss Health, LLC		1st Lien Revolving Loan	11.93% (1M LIBOR + 7.25%)	5/6/2027			212	106	(e)(h)
Appriss Health, LLC		1st Lien Term Loan	11.96% (1M LIBOR + 7.25%)	5/6/2027			2,902	2,902	(e)
Aptean Acquiror Inc.		1st Lien Term Loan	9.16% (1M LIBOR + 4.25%)	4/23/2026			11,200	10,713	(f)
Aptean Acquiror Inc.		2nd Lien Term Loan	11.91% (1M LIBOR + 7.00%)	4/23/2027			3,570	3,283	(f)
Apttus Corporation		1st Lien Term Loan	9.08% (3M LIBOR + 4.25%)	5/8/2028			4,589	4,440
Asurion, LLC		1st Lien Term Loan	8.09% (1M LIBOR + 3.25%)	12/23/2026			1,010	935

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)		Fair Value (a)		Percentage of Net Assets
Asurion, LLC		1st Lien Term Loan	8.09% (1M LIBOR + 3.25%)	7/31/2027				$2,097	$1,919
Asurion, LLC		1st Lien Term Loan	9.16% (SOFR + 4.25%)	8/19/2028				3,276	3,029
Asurion, LLC		2nd Lien Term Loan	10.09% (1M LIBOR + 5.25%)	1/31/2028				570	473
Asurion, LLC		2nd Lien Term Loan	10.09% (1M LIBOR + 5.25%)	1/20/2029				5,000	4,110
Banyan Software Holdings, LLC		1st Lien Revolving Loan	10.32% (SOFR + 5.50%)	10/30/2025				1	1	(e)(h)
Banyan Software Holdings, LLC		1st Lien Term Loan	11.91% (SOFR + 7.00%)	10/30/2026				2,622	2,622	(e)(f)
Banyan Software Holdings, LLC		1st Lien Term Loan	11.91% (SOFR + 7.00%)	10/30/2026				889	889	(e)(f)
Banyan Software Holdings, LLC		1st Lien Delayed Draw Term Loan	11.91% (SOFR + 7.00%)	10/30/2026				3,582	2,981	(e)(h)
Banyan Software Holdings, LLC		1st Lien Delayed Draw Term Loan	11.91% (SOFR + 7.00%)	10/30/2026				1,507	1,507	(e)(f)
Banyan Software Holdings, LLC		1st Lien Delayed Draw Term Loan		10/30/2026				249	—	(e)(h)
Bottomline Technologies, Inc. and Legal Spend Holdings, LLC		1st Lien Revolving Loan		5/15/2028				1,811	(36)	(e)(h)
Bottomline Technologies, Inc. and Legal Spend Holdings, LLC		1st Lien Term Loan	10.26% (SOFR + 5.50%)	5/14/2029				18,121	17,758	(e)(f)
Businessolver.com, Inc.		1st Lien Term Loan	10.66% (3M LIBOR + 5.50%)	12/1/2027				4,400	4,356	(e)(f)
Businessolver.com, Inc.		1st Lien Delayed Draw Term Loan	9.88% (3M LIBOR + 5.50%)	12/1/2027				1,196	90	(e)(h)
BYJU's Alpha, Inc.		1st Lien Term Loan	12.93% (3M LIBOR + 8.00%)	11/24/2026				3,616	2,930
Capnor Connery Bidco A/S	Denmark	1st Lien Term Loan	10.03% (1M EURIBOR + 7.13%)	4/30/2026				€2,954	3,204	(e)(f)
Capnor Connery Bidco A/S	Denmark	1st Lien Term Loan	10.53% (1M NIBOR + 7.13%)	4/30/2026			NOK	2,551	244	(e)(f)
Capnor Connery Bidco A/S	Denmark	1st Lien Term Loan	10.14% (1M STIBOR + 7.13%)	4/30/2026			SEK	4,210	406	(e)(f)
Capnor Connery Bidco A/S	Denmark	1st Lien Delayed Draw Term Loan	10.08% (1M CIBOR + 7.13%)	4/30/2026			DKK	22,065	3,212	(e)(f)
Capnor Connery Bidco A/S	Denmark	1st Lien Delayed Draw Term Loan	10.07% (1M LIBOR + 7.13%)	4/30/2026				6,692	1,179	(e)(h)(m)
Cardinal Parent, Inc.		1st Lien Revolving Loan	11.50% (PRIME + 3.50%)	11/12/2025				1	1	(e)
Cardinal Parent, Inc.		2nd Lien Term Loan	12.90% (3M LIBOR + 7.75%)	11/13/2028				9,269	8,805	(e)(f)
Compusoft US LLC		1st Lien Term Loan	10.80% (SOFR + 5.75%)	5/26/2028				842	817	(e)
Compusoft US LLC		1st Lien Term Loan	10.80% (SOFR + 5.75%)	5/26/2028				1,732	1,680	(e)(f)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)		Percentage of Net Assets
Confirmasoft AB	Sweden	1st Lien Delayed Draw Term Loan	9.60% (3M EURIBOR + 6.75%)	6/3/2027			€1,995	$2,163	(e)(f)
Confirmasoft AB	Sweden	1st Lien Delayed Draw Term Loan		6/3/2027			€1,635	(2)	(e)(h)(i)
Confirmasoft AB	Sweden	1st Lien Delayed Draw Term Loan	9.55% (3M LIBOR + 6.75%)	6/3/2027			1,633	849	(e)(h)(m)
Conservice Midco, LLC		2nd Lien Term Loan	12.66% (1M LIBOR + 7.75%)	5/15/2028			35,225	34,873	(e)(f)
Consilio Midco Limited	United Kingdom	1st Lien Revolving Loan	10.39% (3M LIBOR + 5.75%)	5/26/2028			122	71	(e)(h)(m)
Consilio Midco Limited	United Kingdom	1st Lien Revolving Loan		5/26/2028			1	—	(e)(h)
Consilio Midco Limited	United Kingdom	1st Lien Term Loan	9.24% (3M EURIBOR + 6.25%)	5/26/2028			€137	144	(e)
Consilio Midco Limited	United Kingdom	1st Lien Term Loan	9.24% (3M EURIBOR + 6.25%)	5/26/2028			€1,999	2,103	(e)(f)
Consilio Midco Limited	United Kingdom	1st Lien Term Loan	10.75% (SOFR + 5.75%)	5/26/2028			1,270	1,232	(e)
Consilio Midco Limited	United Kingdom	1st Lien Term Loan	10.80% (SOFR + 5.75%)	5/26/2028			432	419	(e)
Consilio Midco Limited	United Kingdom	1st Lien Term Loan	10.80% (SOFR + 5.75%)	5/26/2028			6,772	6,569	(e)(f)
Consilio Midco Limited	United Kingdom	1st Lien Delayed Draw Term Loan		5/26/2028			€249	(8)	(e)(h)
Cority Software (USA) Inc.		1st Lien Term Loan	10.09% (SOFR + 5.50%)	7/2/2026			534	528	(e)(f)
Cority Software (USA) Inc.		1st Lien Term Loan	10.39% (SOFR + 5.75%)	7/2/2026			1,080	1,069	(e)(f)
Cority Software (USA) Inc.		1st Lien Term Loan	12.09% (SOFR + 7.50%)	7/2/2026			137	137	(e)(f)
Cority Software Inc.	Canada	1st Lien Revolving Loan		7/2/2025			231	(2)	(e)(h)
Cority Software Inc.	Canada	1st Lien Term Loan	10.09% (SOFR + 5.50%)	7/2/2026			1,715	1,698	(e)(f)
Cority Software Inc.	Canada	1st Lien Term Loan	10.39% (SOFR + 5.50%)	7/2/2026			128	127	(e)(f)
Cornerstone OnDemand, Inc.		1st Lien Revolving Loan	7.96% (1M LIBOR + 3.25%)	10/15/2026			100	53	(e)(h)
Cornerstone OnDemand, Inc.		2nd Lien Term Loan	11.34% (1M LIBOR + 6.50%)	10/15/2029			17,522	16,295	(e)
Coupa Holdings, LLC		1st Lien Revolving Loan		2/27/2029			1	—	(e)(h)
Coupa Holdings, LLC		1st Lien Term Loan	12.29% (SOFR + 7.50%)	2/27/2030			229	229	(e)
Coupa Holdings, LLC		1st Lien Delayed Draw Term Loan		2/27/2030			20	—	(e)(h)
Datix Bidco Limited	United Kingdom	1st Lien Term Loan	8.95% (SOFR + 4.50%)	4/28/2025			1,143	1,120	(e)(f)
Datix Bidco Limited	United Kingdom	1st Lien Term Loan	9.43% (SOFR + 4.50%)	4/28/2025			1,866	1,829	(e)(f)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)		Fair Value (a)		Percentage of Net Assets
Datix Bidco Limited	United Kingdom	2nd Lien Term Loan	12.68% (SOFR + 7.75%)	4/27/2026				$1,884	$1,846	(e)
DCert Buyer, Inc.		1st Lien Term Loan	8.70% (SOFR + 4.00%)	10/16/2026				10,901	10,652	(f)
DCert Buyer, Inc.		2nd Lien Term Loan	11.70% (SOFR + 7.00%)	2/16/2029				5,691	5,577	(e)(f)
Denali Holdco LLC		1st Lien Revolving Loan	12.50% (PRIME + 4.50%)	9/15/2027				592	434	(e)(h)
Denali Holdco LLC		1st Lien Term Loan	10.62% (3M LIBOR + 5.75%)	9/15/2027				4,174	4,174	(e)(f)
Denali Holdco LLC		1st Lien Delayed Draw Term Loan		9/15/2027				542	—	(e)(h)
Diligent Corporation		1st Lien Revolving Loan	11.08% (1M LIBOR + 6.25%)	8/4/2025				513	144	(e)(h)
Diligent Corporation		1st Lien Term Loan	10.59% (1M LIBOR + 5.75%)	8/4/2025				2,228	2,161	(e)(f)
Diligent Corporation		1st Lien Term Loan	11.09% (1M LIBOR + 6.25%)	8/4/2025				481	471	(e)
Diligent Corporation		1st Lien Term Loan	11.09% (1M LIBOR + 6.25%)	8/4/2025				3,012	2,952	(e)(f)
Doxim Inc.		1st Lien Term Loan	11.24% (SOFR + 6.40%)	8/31/2024				710	696	(e)(f)
Doxim Inc.		1st Lien Term Loan	11.59% (SOFR + 6.75%)	8/31/2024				3,379	3,312	(e)(f)
Doxim Inc.		1st Lien Term Loan	11.84% (SOFR + 7.00%)	8/31/2024				817	801	(e)(f)
Doxim Inc.		1st Lien Term Loan	12.84% (SOFR + 8.00%)	8/31/2024				6,218	6,218	(e)(f)
Doxim Inc.		1st Lien Delayed Draw Term Loan	11.24% (SOFR + 6.40%)	8/31/2024				325	319	(e)
Drilling Info Holdings, Inc.		2nd Lien Term Loan	13.09% (1M LIBOR + 8.25%)	7/30/2026				8,077	7,996	(e)(f)
DS Admiral Bidco, LLC		1st Lien Revolving Loan		3/16/2026				358	(4)	(e)(h)
DS Admiral Bidco, LLC		1st Lien Term Loan	11.40% (3M LIBOR + 6.50%)	3/16/2028				2,395	2,371	(e)(f)
Dye & Durham Corporation	Canada	1st Lien Revolving Loan	10.78% (3M CDOR + 5.75%)	12/3/2026			CAD	1,659	656	(e)(h)
Dye & Durham Corporation	Canada	1st Lien Term Loan	10.78% (3M CDOR + 5.75%)	12/3/2027			CAD	7,102	5,255	(e)(f)
Dye & Durham Corporation	Canada	1st Lien Delayed Draw Term Loan	10.78% (3M CDOR + 5.75%)	12/3/2027			CAD	1,569	409	(e)(h)
Elemica Parent, Inc.		1st Lien Revolving Loan	10.86% (SOFR + 6.00%)	9/18/2025				479	385	(e)(h)
Elemica Parent, Inc.		1st Lien Term Loan	11.00% (SOFR + 6.00%)	9/18/2025				2,800	2,744	(e)(f)
Elemica Parent, Inc.		1st Lien Term Loan	11.18% (SOFR + 6.00%)	9/18/2025				861	844	(e)(f)
Elemica Parent, Inc.		1st Lien Delayed Draw Term Loan	11.08% (SOFR + 6.00%)	9/18/2025				2,238	2,193	(e)(f)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)		Fair Value (a)		Percentage of Net Assets
Elemica Parent, Inc.		1st Lien Delayed Draw Term Loan	11.18% (SOFR + 6.00%)	9/18/2025				$550	$539	(e)(f)
Enigma Acquisition B.V.	Netherlands	1st Lien Delayed Draw Term Loan	11.04% (6M EURIBOR + 7.75%)	1/26/2028				€4,307	4,671	(e)(f)
Ensono, Inc.		1st Lien Term Loan	9.15% (3M LIBOR + 3.75%)	5/26/2028				1,248	1,142
Epicor Software Corporation		1st Lien Term Loan	8.09% (1M LIBOR + 3.25%)	7/30/2027				7,090	6,951	(i)
eResearch Technology, Inc.		2nd Lien Term Loan	12.84% (1M LIBOR + 8.00%)	2/4/2028				9,192	8,642	(e)(f)
eResearch Technology, Inc.		2nd Lien Delayed Draw Term Loan	12.84% (1M LIBOR + 8.00%)	2/4/2028				1,343	591	(e)(h)
ESHA Research, LLC		1st Lien Revolving Loan		6/8/2028				75	(1)	(e)(h)
ESHA Research, LLC		1st Lien Term Loan	10.99% (SOFR + 6.25%)	6/8/2028				482	477	(e)(f)
ExtraHop Networks, Inc.		1st Lien Term Loan	12.41% (SOFR + 7.50%)	7/22/2027				1,618	1,618	(e)
ExtraHop Networks, Inc.		1st Lien Term Loan	12.41% (SOFR + 7.50%)	7/22/2027				380	371	(e)
ExtraHop Networks, Inc.		1st Lien Delayed Draw Term Loan	12.41% (SOFR + 7.50%)	7/22/2027				933	418	(e)(h)
ExtraHop Networks, Inc.		1st Lien Delayed Draw Term Loan		7/22/2027				761	(19)	(e)(h)
Gainwell Acquisition Corp.		1st Lien Term Loan	8.90% (SOFR + 4.00%)	10/1/2027				7,007	6,674
Gen Digital Inc.		1st Lien Term Loan	6.91% (SOFR + 2.00%)	9/12/2029				4,983	4,927
Gilfoyle Bidco AB	Sweden	1st Lien Term Loan	10.11% (6M STIBOR + 6.50%)	9/4/2028			SEK	60,606	5,839	(e)
Gilfoyle Bidco AB	Sweden	1st Lien Delayed Draw Term Loan	10.11% (6M STIBOR + 6.50%)	9/4/2028			SEK	19,394	896	(e)(h)
GraphPAD Software, LLC		1st Lien Revolving Loan		4/27/2027				2	—	(e)(h)
GraphPAD Software, LLC		1st Lien Term Loan	10.43% (3M LIBOR + 5.50%)	4/27/2027				1	1	(e)(f)
GraphPAD Software, LLC		1st Lien Term Loan	10.71% (3M LIBOR + 5.50%)	4/27/2027				1,972	1,913	(e)(f)
GraphPAD Software, LLC		1st Lien Term Loan	11.21% (3M LIBOR + 6.00%)	4/27/2027				4,663	4,570	(e)(f)
GraphPAD Software, LLC		1st Lien Delayed Draw Term Loan		4/27/2027				436	(13)	(e)(h)
Heavy Construction Systems Specialists, LLC		1st Lien Revolving Loan		11/16/2027				410	—	(e)(h)
Heavy Construction Systems Specialists, LLC		1st Lien Term Loan	10.34% (1M LIBOR + 5.50%)	11/16/2028				4,147	4,147	(e)(f)
Help/Systems Holdings, Inc.		1st Lien Term Loan	8.78% (SOFR + 4.00%)	11/19/2026				15,852	14,037	(f)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)		Fair Value (a)		Percentage of Net Assets
Help/Systems Holdings, Inc.		2nd Lien Term Loan	11.66% (SOFR + 6.75%)	11/19/2027				$2,360	$1,916	(f)
Idera, Inc.		1st Lien Term Loan	8.51% (1M LIBOR + 3.75%)	3/2/2028				8,767	8,337	(f)
Idera, Inc.		2nd Lien Term Loan	11.51% (3M LIBOR + 6.75%)	3/2/2029				3,567	3,032	(e)
Imperva, Inc.		1st Lien Term Loan	8.86% (3M LIBOR + 4.00%)	1/12/2026				2,190	1,910	(f)
Imperva, Inc.		2nd Lien Term Loan	12.65% (3M LIBOR + 7.75%)	1/10/2027				4,502	3,295	(f)
Imprivata, Inc.		2nd Lien Term Loan	11.06% (SOFR + 6.25%)	12/1/2028				6,384	5,937	(e)(f)
IQN Holding Corp.		1st Lien Revolving Loan		5/2/2028				628	(6)	(e)(h)
IQN Holding Corp.		1st Lien Term Loan	10.38% (SOFR + 5.25%)	5/2/2029				6,570	6,504	(e)(f)
IQN Holding Corp.		1st Lien Delayed Draw Term Loan		5/2/2029				1,241	(12)	(e)(h)
Ivanti Software, Inc.		1st Lien Revolving Loan	10.75% (PRIME + 2.75%)	12/1/2025				460	(71)	(e)(h)
Ivanti Software, Inc.		1st Lien Term Loan	8.98% (3M LIBOR + 4.00%)	12/1/2027				54	43
Ivanti Software, Inc.		1st Lien Term Loan	9.21% (3M LIBOR + 4.25%)	12/1/2027				5,549	4,533
Ivanti Software, Inc.		2nd Lien Term Loan	12.21% (3M LIBOR + 7.25%)	12/1/2028				5,000	3,000	(e)
Kaseya Inc.		1st Lien Revolving Loan		6/25/2029				2,365	(71)	(e)(h)
Kaseya Inc.		1st Lien Term Loan	10.65% (SOFR + 5.75%)	6/25/2029				39,056	37,884	(e)(f)
Kaseya Inc.		1st Lien Delayed Draw Term Loan		6/25/2029				2,365	(71)	(e)(h)
LeanTaaS Holdings, Inc.		1st Lien Term Loan	12.40% (SOFR + 7.50%)	7/12/2028				2,635	2,635	(e)
LeanTaaS Holdings, Inc.		1st Lien Delayed Draw Term Loan	12.40% (SOFR + 7.50%)	7/12/2028				5,006	678	(e)(h)
Majesco		1st Lien Revolving Loan		9/21/2026				624	—	(e)(h)
Majesco		1st Lien Term Loan	12.41% (3M LIBOR + 7.25%)	9/21/2027				7,891	7,891	(e)(f)
Maltese Bidco 1 Limited	United Kingdom	1st Lien Term Loan	9.66% (3M EURIBOR + 7.00%)	2/14/2029				€3,600	3,904	(e)(f)
McAfee Corp.		1st Lien Term Loan	8.65% (SOFR + 3.75%)	3/1/2029				5,169	4,846
MH Sub I, LLC (Micro Holding Corp.)		1st Lien Term Loan	8.59% (1M LIBOR + 3.75%)	9/13/2024				10,063	9,878
Mimecast Borrowerco, Inc.		1st Lien Term Loan	9.93% (SONIA + 5.75%)	5/18/2029			₤	7,018	8,397	(e)(f)
Mimecast Borrowerco, Inc.		1st Lien Term Loan	10.66% (SOFR + 5.75%)	5/18/2029				38,376	37,224	(e)(f)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)		Percentage of Net Assets
Mimecast Borrowerco, Inc.		1st Lien Delayed Draw Term Loan		5/18/2029			$3,831	$(115)	(e)(h)
Mitchell International, Inc.		2nd Lien Term Loan	11.34% (1M LIBOR + 6.50%)	10/15/2029			12,252	10,598
MRI Software LLC		1st Lien Revolving Loan		2/10/2026			508	(15)	(e)(h)
MRI Software LLC		1st Lien Term Loan	10.66% (3M LIBOR + 5.50%)	2/10/2026			2,236	2,168	(e)(g)
MRI Software LLC		1st Lien Term Loan	10.66% (3M LIBOR + 5.50%)	2/10/2026			6,600	6,402	(e)(f)
MRI Software LLC		1st Lien Delayed Draw Term Loan		2/10/2026			484	(15)	(e)(h)
Open Text Corp	Canada	1st Lien Term Loan	8.16% (SOFR + 3.25%)	1/31/2030			12,343	12,294	(i)
OpenMarket Inc.		1st Lien Term Loan	11.41% (3M LIBOR + 6.25%)	9/17/2026			6,941	6,871	(e)(f)
Park Place Technologies, LLC		1st Lien Term Loan	9.91% (SOFR + 5.00%)	11/10/2027			1,748	1,673	(f)
Park Place Technologies, LLC		2nd Lien Term Loan	13.91% (SOFR + 9.00%)	11/10/2028			9,474	9,284	(e)(f)
PDDS Holdco, Inc.		1st Lien Revolving Loan		7/18/2028			58	—	(e)(h)
PDDS Holdco, Inc.		1st Lien Term Loan	12.54% (SOFR + 7.50%)	7/18/2028			733	733	(e)
PDDS Holdco, Inc.		1st Lien Delayed Draw Term Loan	12.53% (SOFR + 7.50%)	7/18/2028			85	39	(e)(h)
PDDS Holdco, Inc.		1st Lien Delayed Draw Term Loan	12.54% (SOFR + 7.50%)	7/18/2028			70	70	(e)
PDDS Holdco, Inc.		1st Lien Delayed Draw Term Loan		7/18/2028			85	—	(e)(h)
PDI TA Holdings, Inc.		1st Lien Revolving Loan	9.29% (3M LIBOR + 4.50%)	10/24/2024			205	100	(e)(h)
PDI TA Holdings, Inc.		1st Lien Term Loan	9.30% (3M LIBOR + 4.50%)	10/24/2024			2,335	2,311	(e)(f)
PDI TA Holdings, Inc.		2nd Lien Term Loan	13.41% (3M LIBOR + 8.50%)	10/24/2025			1,107	1,096	(e)
PDI TA Holdings, Inc.		2nd Lien Term Loan	13.41% (3M LIBOR + 8.50%)	10/24/2025			245	242	(e)(f)
PDI TA Holdings, Inc.		2nd Lien Delayed Draw Term Loan	13.41% (3M LIBOR + 8.50%)	10/24/2025			138	136	(e)
Pluralsight, Inc.		1st Lien Revolving Loan	12.78% (3M LIBOR + 8.00%)	4/6/2027			1,204	578	(e)(h)
Pluralsight, Inc.		1st Lien Term Loan	12.78% (3M LIBOR + 8.00%)	4/6/2027			16,506	16,176	(e)
Precisely Software Incorporated		1st Lien Term Loan	8.82% (3M LIBOR + 4.00%)	4/24/2028			13,400	11,892	(f)
ProfitSolv Purchaser, Inc.		1st Lien Revolving Loan		3/5/2027			608	(18)	(e)(h)
ProfitSolv Purchaser, Inc.		1st Lien Term Loan	10.34% (1M LIBOR + 5.50%)	3/5/2027			3,766	3,653	(e)(f)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)		Percentage of Net Assets
ProfitSolv Purchaser, Inc.		1st Lien Delayed Draw Term Loan	10.33% (1M LIBOR + 5.50%)	3/5/2027			$1,343	$1,302	(e)
Project Essential Bidco, Inc.		1st Lien Revolving Loan		4/20/2027			121	(4)	(e)(h)
Project Essential Bidco, Inc.		1st Lien Term Loan	10.56% (3M LIBOR + 5.75%)	4/20/2028			4,046	3,925	(e)(f)
Proofpoint, Inc.		1st Lien Revolving Loan		8/31/2026			240	—	(e)(h)
Proofpoint, Inc.		1st Lien Term Loan	8.09% (1M LIBOR + 3.25%)	8/31/2028			6,432	6,277
Proofpoint, Inc.		2nd Lien Term Loan	11.09% (1M LIBOR + 6.25%)	8/31/2029			5,156	5,156	(e)
QF Holdings, Inc.		1st Lien Revolving Loan	11.06% (SOFR + 6.25%)	12/15/2027			317	53	(e)(h)
QF Holdings, Inc.		1st Lien Term Loan	11.16% (SOFR + 6.25%)	12/15/2027			1,313	1,313	(e)
QF Holdings, Inc.		1st Lien Term Loan	11.16% (SOFR + 6.25%)	12/15/2027			2,500	2,500	(e)(f)
QF Holdings, Inc.		1st Lien Delayed Draw Term Loan	11.16% (SOFR + 6.25%)	12/15/2027			526	526	(e)
Quest Software US Holdings Inc.		1st Lien Term Loan	9.08% (SOFR + 4.25%)	2/1/2029			4,596	3,733
Quest Software US Holdings Inc.		2nd Lien Term Loan	12.33% (SOFR + 7.50%)	2/1/2030			4,879	3,464
Raptor Technologies, LLC (Sycamore Bidco Ltd)		1st Lien Revolving Loan		10/5/2027			498	(10)	(e)(h)
Raptor Technologies, LLC (Sycamore Bidco Ltd)		1st Lien Term Loan	10.66% (3M LIBOR + 5.50%)	10/5/2028			3,199	3,135	(e)(f)
RealPage, Inc.		2nd Lien Term Loan	11.34% (1M LIBOR + 6.50%)	4/23/2029			9,423	8,951	(e)(f)
Relativity ODA LLC		1st Lien Revolving Loan		5/12/2027			1	—	(e)(h)
Relativity ODA LLC		1st Lien Term Loan	12.35% (1M LIBOR + 7.50%)	5/12/2027			7,380	7,380	(e)(g)
Revalize, Inc.		1st Lien Revolving Loan		4/15/2027			227	(14)	(e)(h)
Revalize, Inc.		1st Lien Delayed Draw Term Loan	10.66% (SOFR + 5.75%)	4/15/2027			2,939	2,762	(e)
RMS Holdco II, LLC		1st Lien Revolving Loan		12/16/2027			883	(9)	(e)(h)
RMS Holdco II, LLC		1st Lien Term Loan	10.91% (3M LIBOR + 5.75%)	12/16/2027			7,139	7,068	(e)(f)
Sedgwick Claims Management Services, Inc. (Lightning Cayman Merger Sub, Ltd.)		1st Lien Term Loan	8.56% (SOFR + 3.75%)	2/24/2028			7,277	7,175	(i)
Smarsh Inc.		1st Lien Revolving Loan	11.40% (SOFR + 6.50%)	2/16/2029			227	45	(e)(h)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)		Fair Value (a)		Percentage of Net Assets
Smarsh Inc.		1st Lien Term Loan	11.29% (SOFR + 6.50%)	2/16/2029				$3,561	$3,561	(e)(f)
Smarsh Inc.		1st Lien Delayed Draw Term Loan	11.29% (SOFR + 6.50%)	2/16/2029				890	445	(e)(h)
Sophia, L.P.		1st Lien Term Loan	8.66% (3M LIBOR + 3.50%)	10/7/2027				10,583	10,444
Sophia, L.P.		2nd Lien Term Loan	13.16% (3M LIBOR + 8.00%)	10/9/2028				10,498	10,183	(e)(f)
Storable, Inc.		2nd Lien Term Loan	11.54% (SOFR + 6.75%)	4/16/2029				9,527	9,242	(e)(f)
Sundance Group Holdings, Inc.		1st Lien Revolving Loan	11.18% (SOFR + 6.25%)	7/2/2027				1	—	(e)(h)
Sundance Group Holdings, Inc.		1st Lien Term Loan	10.95% (SOFR + 6.25%)	7/2/2027				1,510	1,495	(e)(f)
Sundance Group Holdings, Inc.		1st Lien Term Loan	11.16% (SOFR + 6.25%)	7/2/2027				81	80	(e)
Sundance Group Holdings, Inc.		1st Lien Delayed Draw Term Loan	11.09% (SOFR + 6.25%)	7/2/2027				453	448	(e)
TCP Hawker Intermediate LLC		1st Lien Revolving Loan		8/29/2025				458	—	(e)(h)
TCP Hawker Intermediate LLC		1st Lien Term Loan	10.41% (3M LIBOR + 5.25%)	8/28/2026				2,729	2,729	(e)(f)
TCP Hawker Intermediate LLC		1st Lien Delayed Draw Term Loan	10.38% (3M LIBOR + 5.25%)	8/31/2026				916	521	(e)(h)
TCP Hawker Intermediate LLC		1st Lien Delayed Draw Term Loan	10.41% (3M LIBOR + 5.25%)	8/28/2026				484	484	(e)(f)
TCP Hawker Intermediate LLC		1st Lien Delayed Draw Term Loan	6.25% (3M LIBOR + 5.25%)	8/28/2026				489	489	(e)(f)
TIBCO Software Inc		1st Lien Revolving Loan		9/30/2027				2,574	(309)	(e)(h)
TIBCO Software Inc		1st Lien Term Loan	9.50% (SOFR + 4.50%)	3/30/2029				19,000	17,227
TIBCO Software Inc		2nd Lien Term Loan	9.00% (SOFR + 4.00%)	9/28/2029				2	2	(e)
Tiger UK Bidco Limited	United Kingdom	1st Lien Delayed Draw Term Loan	10.47% (SONIA + 6.42%)	6/30/2028			₤	1,464	1,806	(e)
Tiger UK Bidco Limited	United Kingdom	1st Lien Delayed Draw Term Loan	10.47% (SONIA + 6.42%)	6/30/2028			₤	5,529	6,820	(e)(f)
UKG Inc.		1st Lien Revolving Loan	8.56% (1M LIBOR + 3.75%)	2/1/2026				3	1	(e)(h)
UserZoom Technologies, Inc.		1st Lien Term Loan	11.63% (SOFR + 7.00%)	4/5/2029				250	243	(e)
WebPT, Inc.		1st Lien Revolving Loan	13.75% (PRIME + 5.75%)	1/18/2028				216	142	(e)(h)
WebPT, Inc.		1st Lien Term Loan	11.74% (3M LIBOR + 6.75%)	1/18/2028				2,042	2,042	(e)
Wellness AcquisitionCo, Inc.		1st Lien Revolving Loan		1/20/2027				504	—	(e)(h)
Wellness AcquisitionCo, Inc.		1st Lien Term Loan	10.49% (3M LIBOR + 5.50%)	1/20/2027				3,056	3,056	(e)(f)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)		Fair Value (a)		Percentage of Net Assets
Wellness AcquisitionCo, Inc.		1st Lien Delayed Draw Term Loan		1/20/2027				$609	$—	(e)(h)
WorkWave Intermediate II, LLC		1st Lien Revolving Loan		6/29/2027				460	—	(e)(h)
WorkWave Intermediate II, LLC		1st Lien Term Loan	12.25% (SOFR + 7.25%)	6/29/2027				4,603	4,603	(e)(g)
WorkWave Intermediate II, LLC		1st Lien Delayed Draw Term Loan	12.25% (SOFR + 7.25%)	6/29/2027				1,600	1,600	(e)
WorkWave Intermediate II, LLC		1st Lien Delayed Draw Term Loan	12.25% (SOFR + 7.25%)	6/29/2027				1,503	1,503	(e)(g)
WSBidCo Limited	Jersey	1st Lien Term Loan	11.05% (SONIA + 7.00%)	6/16/2028			₤	2,679	3,304	(e)(f)
WSBidCo Limited	Jersey	1st Lien Delayed Draw Term Loan	11.05% (SONIA + 7.00%)	6/16/2028			₤	2,679	3,304	(e)
									710,211		27.82%
Technology Hardware & Equipment
Avaya Inc.		1st Lien Term Loan	12.83% (SOFR + 8.00%)	8/15/2023				250	256	(e)
Chariot Buyer LLC		1st Lien Revolving Loan	7.84% (1M LIBOR + 3.00%)	11/3/2026				100	19	(e)(h)
Chariot Buyer LLC		2nd Lien Term Loan	11.91% (3M LIBOR + 6.75%)	11/5/2029				13,662	12,979	(e)(f)
FL Hawk Intermediate Holdings, Inc.		1st Lien Revolving Loan		2/22/2027				1,312	(13)	(e)(h)
FL Hawk Intermediate Holdings, Inc.		1st Lien Term Loan	9.91% (3M LIBOR + 4.75%)	2/22/2028				7,308	7,235	(e)(f)
Flexential Topco Corporation		1st Lien Revolving Loan	12.00%	8/25/2027				3,000	1,470	(e)(h)
Micromeritics Instrument Corp.		1st Lien Revolving Loan		12/18/2025				331	—	(e)(h)
Micromeritics Instrument Corp.		1st Lien Term Loan	9.65% (3M LIBOR + 4.50%)	12/18/2025				1,594	1,594	(e)(f)
MWG BidCo ApS	Denmark	1st Lien Term Loan	9.70% (3M CIBOR + 6.75%)	2/29/2028			DKK	20,066	2,921	(e)
MWG BidCo ApS	Denmark	1st Lien Delayed Draw Term Loan		2/29/2028			DKK	4,934	(1)	(e)(h)
Repairify, Inc.		1st Lien Revolving Loan	10.03% (SOFR + 5.00%)	6/14/2027				766	89	(e)(h)
Repairify, Inc.		1st Lien Term Loan	10.04% (SOFR + 5.00%)	6/14/2027				3,517	3,341	(e)(f)
Stellant Midco, LLC		1st Lien Term Loan	10.54% (SOFR + 5.50%)	10/2/2028				1,602	1,586	(e)(f)
ViaSat, Inc.		1st Lien Term Loan	9.42% (SOFR + 4.50%)	3/2/2029				1,022	989
Wildcat BuyerCo, Inc.		1st Lien Revolving Loan	12.75% (PRIME + 4.75%)	2/27/2026				255	38	(e)(h)
Wildcat BuyerCo, Inc.		1st Lien Term Loan	10.80% (SOFR + 5.75%)	2/27/2026				3,179	3,147	(e)(f)
Wildcat BuyerCo, Inc.		1st Lien Delayed Draw Term Loan	10.80% (SOFR + 5.75%)	2/27/2026				1,347	1,333	(e)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)		Fair Value (a)		Percentage of Net Assets
Wildcat BuyerCo, Inc.		1st Lien Delayed Draw Term Loan	10.80% (SOFR + 5.75%)	2/27/2026				$1,059	$1,048	(e)(f)
									38,031		1.49%
Telecommunication Services
Aventiv Technologies, LLC		1st Lien Term Loan	9.66% (3M LIBOR + 4.50%)	11/1/2024				2,598	1,840
Aventiv Technologies, LLC		2nd Lien Term Loan	13.08% (3M LIBOR + 8.25%)	11/1/2025				5,692	3,984	(e)
CB-SDG Limited	United Kingdom	1st Lien Term Loan		4/2/2026			₤	3,344	2,640	(e)(f)(g)(j)
Commify Limited	United Kingdom	1st Lien Delayed Draw Term Loan	10.94% (6M LIBOR + 6.75%)	9/14/2026				1,055	694	(e)(h)(m)
Commify Limited	United Kingdom	1st Lien Delayed Draw Term Loan	11.61% (6M LIBOR + 8.00%)	9/14/2026				3,092	3,092	(e)(f)(m)
Commify Limited	United Kingdom	1st Lien Delayed Draw Term Loan	11.15% (6M LIBOR + 6.50%)	9/14/2026				825	800	(e)(m)
Delta Topco, Inc.		2nd Lien Term Loan	12.16% (SOFR + 7.25%)	12/1/2028				3,964	3,360
Panther NewCo	France	1st Lien Term Loan	8.77% (3M EURIBOR + 5.75%)	5/24/2029				€8,250	8,947	(e)
Panther NewCo	France	1st Lien Delayed Draw Term Loan		5/24/2029				€3,498	(4)	(e)(h)
UPC Financing Partnership		1st Lien Term Loan	7.61% (1M LIBOR + 2.93%)	1/31/2029				3,000	2,933
Zayo Group Holdings, Inc.		1st Lien Term Loan	7.84% (1M LIBOR + 3.00%)	3/9/2027				2,191	1,774
									30,060		1.18%
Transportation
Commercial Trailer Leasing, Inc.		1st Lien Revolving Loan		1/19/2026				741	—	(e)(h)
Commercial Trailer Leasing, Inc.		1st Lien Term Loan	11.04% (SOFR + 6.25%)	1/19/2026				11,738	11,738	(e)(f)
Commercial Trailer Leasing, Inc.		1st Lien Delayed Draw Term Loan	11.04% (SOFR + 6.25%)	1/19/2026				1,421	1,421	(e)
Commercial Trailer Leasing, Inc.		2nd Lien Term Loan	13.00%	1/19/2027				2,222	2,177	(e)(f)
Draken Bidco Limited	United Kingdom	1st Lien Term Loan	11.89% (SOFR + 7.00%)	7/20/2029				10,560	10,560	(e)(f)
Draken Bidco Limited	United Kingdom	1st Lien Delayed Draw Term Loan		7/20/2029				1,440	—	(e)(h)(i)
Neovia Logistics, LP		1st Lien Term Loan	13.78% (SOFR + 9.00%)	11/1/2027				414	304	(e)(h)
Shur-Co Acquisition, Inc.		1st Lien Revolving Loan		6/30/2027				441	—	(e)(h)
Shur-Co Acquisition, Inc.		1st Lien Term Loan	10.90% (SOFR + 6.00%)	6/30/2027				2,604	2,604	(e)(f)
									28,804		1.13%
Utilities
Scholt Energy B.V.	Netherlands	1st Lien Term Loan	9.52% (3M EURIBOR + 6.50%)	8/10/2028				€9,500	10,303	(e)(f)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)		Percentage of Net Assets
WIN Waste Innovations Holdings Inc.		1st Lien Term Loan	7.67% (1M LIBOR + 2.75%)	3/24/2028			$4,116	$3,890
								14,193		0.56%

TOTAL SENIOR LOANS (Cost $2,898,424)								2,787,589		109.19%

SUBORDINATED LOANS(b)(c)(d)(e)
Commercial & Professional Services
Visual Edge Technology, Inc.		Subordinated Term Loan		9/3/2024			285	128	(j)
								128		0.01%
Consumer Services
KeyStone Sub-Debt HoldCo, LLC		Subordinated Term Loan		1/20/2027			10,103	10,103	(i)
								10,103		0.40%
Financial Services
eCapital Finance Corp.	Canada	Subordinated Term Loan	12.52% (SOFR + 7.75%)	12/31/2025			31,852	31,533
eCapital Finance Corp.	Canada	Subordinated Delayed Draw Term Loan	12.52% (SOFR + 7.75%)	12/31/2025			2,804	2,775
TVG-TMG Topco, Inc.		Subordinated Term Loan	12.00%	3/30/2029			3,100	2,945	(g)
								37,253		1.45%
Pharmaceuticals, Biotechnology & Life Sciences
Cardinal Topco Holdings, L.P.		Subordinated Term Loan	11.25%	3/17/2025			8	8	(g)
								8		—%

TOTAL SUBORDINATED LOANS (Cost $46,954)								47,492		1.86%

CORPORATE BONDS(b)(c)
Automobiles & Components
Nissan Motor Co Ltd	Japan		4.35%	9/17/2027			3,571	3,355	(d)
								3,355		0.13%
Capital Goods
Artera Services, LLC			9.03%	12/4/2025			505	434	(d)
LBM Acquisition LLC			6.25%	1/15/2029			5,345	4,136	(d)
Specialty Building Products Holdings LLC			6.38%	9/30/2026			4,984	4,560	(d)
SRS Distribution Inc.			6.00%	12/1/2029			5,000	4,128	(d)
Tutor Perini Corporation			6.88%	5/1/2025			8,970	6,324	(d)
								19,582		0.77%
Commercial & Professional Services
NBLY 2021-1			3.58%	4/30/2051			25	21	(d)(e)
Neptune BidCo US Inc.			9.29%	4/15/2029			8,991	8,336	(d)
VRC Companies, LLC			12.00%	6/29/2028			25	24	(e)(g)
								8,381		0.33%
Consumer Discretionary Distribution & Retail

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)		Percentage of Net Assets
Carvana Co			4.88%	9/1/2029			$750	$304	(d)
HSE Finance Sarl	Luxembourg		8.40% (3M EURIBOR + 5.75%)	10/15/2026			€4,034	2,292
SCIH Salt Holdings Inc.			4.88%	5/1/2028			3,009	2,683	(d)
								5,279		0.21%
Consumer Durables & Apparel
Ashton Woods USA LLC			4.63%	8/1/2029			1,600	1,296	(d)
Ashton Woods USA LLC			4.63%	4/1/2030			520	428	(d)
								1,724		0.07%
Consumer Services
1011778 BC ULC	Canada		4.38%	1/15/2028			1,190	1,099	(d)
AUTHB 2021-1			3.73%	7/30/2051			25	20	(d)(e)
Hilton Domestic Operating Company Inc.			3.75%	5/1/2029			5,273	4,706	(d)
SERV 2020-1			3.34%	1/30/2051			25	19	(d)(e)
VICI Properties			3.75%	2/15/2027			2,846	2,627	(d)
								8,471		0.33%
Consumer Staples Distribution & Retail
BUNDT 2021-1			2.99%	7/30/2051			25	21	(d)(e)
								21		—%
Energy
Apache Corporation			5.10%	9/1/2040			3,000	2,543
Ascent Resources - Utica LLC			9.00%	11/1/2027			500	607	(d)
Blue Racer Midstream LLC			7.63%	12/15/2025			1,652	1,635	(d)
Cheniere Energy Partners LP			4.00%	3/1/2031			300	267
CITGO Holding Inc			9.25%	8/1/2024			3,000	3,006	(d)
Enviva Partners LP			6.50%	1/15/2026			4,120	3,749	(d)
ITT Holdings LLC			6.50%	8/1/2029			7,137	6,026	(d)
Summit Midstream Holdings LLC			5.75%	4/15/2025			596	496
Western Midstream Operating LP			5.50%	2/1/2050			3,000	2,565
								20,894		0.82%
Equity Real Estate Investment Trusts (REITs)
Brookfield Property REIT Inc			4.50%	4/1/2027			5,208	4,184	(d)
Brookfield Property REIT Inc			5.75%	5/15/2026			2,667	2,385	(d)
HAT Holdings I LLC			3.75%	9/15/2030			3,694	2,789	(d)
Iron Mountain Inc			4.88%	9/15/2027			714	675	(d)
Iron Mountain Inc			4.88%	9/15/2029			3,154	2,829	(d)
Iron Mountain Inc			5.25%	7/15/2030			4,089	3,705	(d)
								16,567		0.65%
Financial Services

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)		Percentage of Net Assets
BCC Blueprint Investments, LLC			9.30%	9/15/2026			$599	$599	(e)(g)
Blackstone Private Credit Fund			2.35%	11/22/2024			8,500	7,890
Blackstone Private Credit Fund			2.63%	12/15/2026			5,000	4,197
Castor S.p.A.	Italy		6.00%	2/15/2029			€3,977	3,820	(d)
Ford Motor Credit Co. LLC			4.13%	8/17/2027			3,081	2,821
Ford Motor Credit Co. LLC			6.95%	3/6/2026			3,000	3,049
HighTower Holding, LLC			6.75%	4/15/2029			3,280	2,777	(d)
Ladder Capital Finance Holding			4.25%	2/1/2027			3,016	2,383	(d)
Rocket Mortgage LLC			3.63%	3/1/2029			3,757	3,226	(d)
Shiba Bidco SpA	Italy		4.50%	10/31/2028			€1,033	903
SoFi Technologies Inc				10/15/2026			7,605	5,371
WAX 2022-1			5.50%	3/15/2052			18,905	17,143	(d)(e)
								54,179		2.12%
Food & Beverage
Chobani LLC			7.50%	4/15/2025			3,668	3,576	(d)
Simmons Foods Inc			4.63%	3/1/2029			3,051	2,479	(d)
Triton Water Holdings, Inc.			6.25%	4/1/2029			100	79	(d)
								6,134		0.24%
Health Care Equipment & Services
Air Methods Corporation			8.00%	5/15/2025			6,349	381	(d)
HCA Inc			3.50%	9/1/2030			4,000	3,561
Legacy LifePoint Health LLC			4.38%	2/15/2027			1,613	1,321	(d)
Team Health Holdings, Inc.			6.38%	2/1/2025			6,188	3,723	(d)
								8,986		0.35%
Insurance
Alliant Holdings Intermediate LLC			4.25%	10/15/2027			1,556	1,394	(d)
Alliant Holdings Intermediate LLC			6.75%	10/15/2027			3,000	2,788	(d)
Ardonagh Midco 2 PLC	United Kingdom		11.50%	1/15/2027			34	31	(d)
NFP Corp.			6.88%	8/15/2028			2,624	2,271	(d)
								6,484		0.25%
Materials
Ball Corp			2.88%	8/15/2030			7,000	5,854
CF Industries Inc.			5.15%	3/15/2034			1,800	1,724
Chemours Company, The			4.63%	11/15/2029			3,003	2,476	(d)
Constellium SE	France		5.63%	6/15/2028			1,000	944	(d)
Freeport-Mcmoran Inc.			5.40%	11/14/2034			1,500	1,463
Kobe US Midco 2 Inc			9.25%	11/1/2026			666	480	(d)(g)
Martin Marietta Materials Inc			2.40%	7/15/2031			4,000	3,273

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)		Percentage of Net Assets
Mauser Packaging Solutions Holding Company			9.25%	4/15/2027			$2,644	$2,443	(d)
OI European Group BV	Netherlands		4.75%	2/15/2030			4,000	3,634	(d)
								22,291		0.87%
Media & Entertainment
Altice Financing S.A.	Luxembourg		5.00%	1/15/2028			7,000	5,688	(d)
Aventine Holdings II LLC			10.25%	12/23/2030			10,965	10,197	(e)(g)
CCO Holdings LLC			4.25%	2/1/2031			969	804
CSC Holdings LLC			3.38%	2/15/2031			4,000	2,767	(d)
CSC Holdings LLC			4.50%	11/15/2031			870	627	(d)
CSC Holdings LLC			4.63%	12/1/2030			2,000	986	(d)
CSC Holdings LLC			5.25%	6/1/2024			1,000	966
Eagle Football Holdings BidCo Limited	United Kingdom		12.83%	12/13/2028			1,232	1,195	(e)
Eagle Football Holdings BidCo Limited	United Kingdom		15.00%	12/13/2028			673	632	(e)(g)
Telenet Finance Luxembourg Notes Sarl	Luxembourg		5.50%	3/1/2028			400	372	(d)(e)
Virgin Media Vendor Financing Notes IV DAC	Ireland		5.00%	7/15/2028			3,000	2,666	(d)
								26,900		1.06%
Software & Services
AffiniPay Intermediate Holdings, LLC			14.83%	6/9/2030			5,304	5,038	(e)(g)
Insightful Science Intermediate I, LLC			10.50%	4/28/2032			1,279	1,164	(e)(g)
								6,202		0.24%
Technology Hardware & Equipment
Avaya Inc.				9/15/2028			1,302	124	(d)(j)
ViaSat, Inc.			6.50%	7/15/2028			2,790	2,061	(d)
								2,185		0.09%
Telecommunication Services
Telesat Canada	Canada		5.63%	12/6/2026			4,420	2,323	(d)
Telesat Canada	Canada		6.50%	10/15/2027			1,925	597	(d)
								2,920		0.11%
Utilities
New Fortress Energy Inc			6.50%	9/30/2026			8,500	7,820	(d)
								7,820		0.31%

TOTAL CORPORATE BONDS (Cost $261,412)								228,375		8.95%

COLLATERALIZED LOAN OBLIGATIONS - DEBT(b)(c)(d)(e)
AIMCO 2021-15	Cayman Islands		10.74% (3M LIBOR + 5.95%)	10/17/2034			750	681

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)	Percentage of Net Assets
AMMC 2012-11	Cayman Islands		10.60% (3M LIBOR + 5.80%)	4/30/2031			$1,500	$1,284
AMMC 2018-22	Cayman Islands		10.32% (3M LIBOR + 5.50%)	4/25/2031			750	638
ATCLO 2016-7	Cayman Islands		13.01% (3M LIBOR + 8.05%)	11/27/2031			875	502
ATRM 13	Cayman Islands		10.87% (3M LIBOR + 6.05%)	11/21/2030			1,350	1,212
ATRM 9	Cayman Islands		11.40% (3M LIBOR + 6.45%)	5/28/2030			2,000	1,786
BABSN 2015-2	Cayman Islands		6.00% (3M LIBOR + 1.19%)	10/20/2030			3,116	3,090
BCC 2019-2	Cayman Islands		11.11% (3M LIBOR + 6.32%)	10/17/2032			1,250	1,085
BCC 2019-4	Cayman Islands		12.66% (SOFR + 7.99%)	4/23/2035			6,000	5,388
BCC 2021-3	Cayman Islands		11.32% (3M LIBOR + 6.50%)	7/24/2034			500	450
BCC 2022-2	Jersey		12.49% (SOFR + 7.84%)	4/22/2035			8,000	7,470
BCHPK 2019-1	Cayman Islands		11.16% (SOFR + 6.50%)	1/17/2035			500	441
CANYC 2018-1	Cayman Islands		10.54% (3M LIBOR + 5.75%)	7/15/2031			850	685
CANYC 2020-1	Cayman Islands		11.14% (3M LIBOR + 6.35%)	7/15/2034			1,952	1,742
CEDF 2018-9	Cayman Islands		10.16% (3M LIBOR + 5.35%)	4/20/2031			250	213
CIFC 2014-3	Cayman Islands		10.92% (3M LIBOR + 6.10%)	10/22/2031			997	823
CIFC 2015-1A	Cayman Islands		5.93% (3M LIBOR + 1.11%)	1/22/2031			4,000	3,962
CIFC 2017-2	Cayman Islands		10.76% (3M LIBOR + 5.95%)	4/20/2030			250	216
CRBN 2017-1	Cayman Islands		5.95% (3M LIBOR + 1.14%)	1/20/2031			5,750	5,703
DEN12 2016-1	Cayman Islands		10.69% (3M LIBOR + 5.90%)	4/15/2031			750	544
DEN14 2016-1	Cayman Islands		11.17% (3M LIBOR + 6.35%)	10/23/2031			750	545
DEN16 2018-1	Cayman Islands		7.41% (3M LIBOR + 2.60%)	1/20/2030			1,500	1,320
DRSLF 2013-28	Cayman Islands		12.61% (3M LIBOR + 7.75%)	8/15/2030			500	393
DRSLF 2018-55	Cayman Islands		10.19% (3M LIBOR + 5.40%)	4/15/2031			375	316
DRSLF 2018-57	Cayman Islands		10.06% (3M LIBOR + 5.20%)	5/15/2031			500	407
DRSLF 2018-58	Cayman Islands		10.14% (3M LIBOR + 5.35%)	7/17/2031			1,000	857

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)	Percentage of Net Assets
DRSLF 2018-70	Cayman Islands		10.88% (3M LIBOR + 6.05%)	1/16/2032			$250	$222
DRSLF 2020-86	Cayman Islands		11.29% (3M LIBOR + 6.50%)	7/17/2034			250	221
ELMW8 2021-1	Cayman Islands		12.81% (3M LIBOR + 8.00%)	1/20/2034			750	638
FILPK 2018-1	Cayman Islands		10.19% (3M LIBOR + 5.40%)	7/15/2030			288	250
FLAT 2021-1	Cayman Islands		10.80% (3M LIBOR + 6.00%)	7/19/2034			250	226
GLD10 2015-10	Cayman Islands		10.46% (3M LIBOR + 5.65%)	7/20/2031			750	691
ICG 2018-1	Cayman Islands		9.97% (3M LIBOR + 5.15%)	4/21/2031			500	365
INGIM 2013-3	Cayman Islands		10.79% (SOFR + 6.16%)	10/18/2031			1,250	1,059
KKR 2022-41	Cayman Islands		11.33% (SOFR + 6.70%)	4/15/2035			1,500	1,298
KKR 34	Cayman Islands		11.64% (3M LIBOR + 6.85%)	7/15/2034			600	545
MAGNE 2015-15	Cayman Islands		10.12% (SOFR + 5.46%)	7/25/2031			500	444
MDPK 2014-14	Cayman Islands		12.59% (3M LIBOR + 7.77%)	10/22/2030			1,000	771
MDPK 2016-22	Cayman Islands		11.49% (3M LIBOR + 6.70%)	1/15/2033			550	503
MDPK 2018-27	Cayman Islands		9.81% (3M LIBOR + 5.00%)	4/20/2030			650	571
MDPK 2018-28	Cayman Islands		12.39% (3M LIBOR + 7.60%)	7/15/2030			500	406
MDPK 2020-46	Cayman Islands		11.04% (3M LIBOR + 6.25%)	10/15/2034			750	667
MDPK 2021-52	Cayman Islands		11.32% (3M LIBOR + 6.50%)	1/22/2035			450	401
MDPK 2021-59	Cayman Islands		5.93% (3M LIBOR + 1.14%)	1/18/2034			1,500	1,476
MDPK 2022-55	Cayman Islands		12.80% (SOFR + 8.17%)	7/18/2035			852	840
OAKC 2022-13	Bermuda		8.25% (SOFR + 5.19%)	7/20/2035			418	412
OCT35 2018-1	Cayman Islands		10.01% (3M LIBOR + 5.20%)	1/20/2031			1,500	1,170
OHALF 2015-1	Cayman Islands		11.45% (3M LIBOR + 6.65%)	1/19/2037			860	802
OHALF 2016-1	Cayman Islands		11.16% (3M LIBOR + 6.35%)	1/20/2033			4,000	3,691
PLMRS 2018-2	Cayman Islands		5.89% (3M LIBOR + 1.10%)	7/16/2031			6,250	6,197
RSRVA 2016-3	Cayman Islands		11.29% (3M LIBOR + 6.50%)	1/18/2034			500	442

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)	Percentage of Net Assets
TFLAT 2018-1	Cayman Islands		10.95% (3M LIBOR + 6.15%)	1/29/2032			$250	$224
VENTR 2019-36	Cayman Islands		11.73% (3M LIBOR + 6.92%)	4/20/2032			300	212
VENTR 2019-37	Cayman Islands		11.74% (3M LIBOR + 6.95%)	7/15/2032			3,000	2,335
VOYA 2019-4	Cayman Islands		11.50% (3M LIBOR + 6.71%)	1/15/2035			500	441
WELF 2017-3	Cayman Islands		10.34% (3M LIBOR + 5.55%)	1/17/2031			1,000	736
WELF 2018-3	Cayman Islands		11.06% (3M LIBOR + 6.25%)	1/20/2032			250	187
WOODS 2018-12	Cayman Islands		10.65% (3M LIBOR + 5.79%)	6/15/2031			750	549
TOTAL COLLATERALIZED LOAN OBLIGATIONS - DEBT (Cost $76,900)								70,745	2.77%

COLLATERALIZED LOAN OBLIGATIONS - EQUITY(d)(e)
AIMCO 2019-10	Cayman Islands		31.95%	7/22/2032			5,500	3,462
AIMCO 2020-11	Cayman Islands		25.37%	10/17/2034			7,258	6,510
AIMCO 2021-14	Cayman Islands		19.08%	4/20/2034			1,000	778
AIMCO 2021-16	Cayman Islands		14.99%	1/17/2035			5,600	4,582
ANCHC 2019-13	Cayman Islands		14.67%	4/15/2034			250	170
ANCHC 2020-16	Cayman Islands		13.91%	1/19/2035			250	146
ANCHC 2021-20	Cayman Islands		4.83%	1/20/2035			4,650	3,019
ANCHF 2015-2	Cayman Islands		27.27%	4/25/2038			4,550	2,836
ANCHF 2016-3	Cayman Islands		15.99%	1/28/2039			520	355
ANCHF 2019-8	Cayman Islands		29.35%	7/25/2037			404	183
ANCHF 2019-9	Cayman Islands		28.86%	10/25/2037			250	166
ANCHF 2019-9	Cayman Islands		28.88%	10/25/2037			680	451
ANCHF 2020-10	Cayman Islands		26.46%	4/25/2038			1,731	922
ATRM 15	Cayman Islands		16.56%	1/23/2031			4,080	2,202
AVERY 2015-6	Cayman Islands		0.10%	8/5/2027			314	—
BARK 2021-1	Cayman Islands		17.68%	4/20/2034			250	168
BCC 2017-2	Cayman Islands		17.15%	7/25/2034			3,461	2,430
BCC 2018-1	Cayman Islands		16.68%	4/23/2031			1,420	595
BCC 2019-1	Cayman Islands		22.82%	4/18/2032			1,400	857
BCC 2019-2	Cayman Islands		22.61%	10/17/2032			810	439
BCC 2020-1	Cayman Islands		28.40%	4/18/2033			1,250	827
BCC 2020-2	Cayman Islands		44.60%	7/19/2034			800	530

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)	Percentage of Net Assets
BCC 2021-2	Cayman Islands		14.71%	7/16/2034			$1,000	$632
BCC 2022-1	Cayman Islands		17.53%	4/18/2035			6,750	4,168
CANYC 2019-1	Cayman Islands		21.06%	4/15/2032			2,798	1,442
CEDF 2016-5	Cayman Islands		17.47%	7/17/2031			2,000	1,263
CEDF 2017-8	Cayman Islands		13.71%	10/17/2034			365	168
CGMS 2018-3	Cayman Islands		13.02%	10/15/2030			750	308
CGMS 2018-4	Cayman Islands		17.56%	1/20/2031			2,310	1,122
CGMS 2019-3	Cayman Islands		21.62%	10/20/2032			3,875	2,526
CGMS 2021-8	Cayman Islands		19.28%	10/15/2034			1,000	692
CIFC 2015-4	Cayman Islands		14.16%	4/20/2034			2,252	845
CIFC 2018-5	Cayman Islands		18.66%	1/15/2032			625	300
CIFC 2019-1	Cayman Islands		25.59%	4/20/2032			1,500	737
CIFC 2019-FAL	Cayman Islands		15.75%	1/20/2033			3,050	2,165
CIFC 2020-3	Cayman Islands		14.53%	10/20/2034			1,000	791
CIFC 2021-5	Cayman Islands		14.96%	7/15/2034			5,200	3,910
CIFC 2021-7	Cayman Islands		19.13%	1/23/2035			250	188
DAVIS 2022-1	Cayman Islands		15.31%	4/20/2035			7,250	5,206
DAVIS 2022-1	Cayman Islands			4/20/2035			14,500	337
DRSLF 2013-28	Cayman Islands		13.65%	8/15/2030			1,406	240
DRSLF 2018-58	Cayman Islands		16.86%	7/17/2031			3,125	1,589
DRSLF 2020-78	Cayman Islands		22.35%	4/17/2033			7,225	5,144
DRSLF 2022-108	Jersey		25.72%	7/18/2035			875	652
DRSLF 2022-98	Cayman Islands		20.22%	4/20/2035			4,000	3,057
DRSLF 2022-98	Cayman Islands		20.23%	4/20/2035			1,000	764
ELM11 2021-4	Cayman Islands		18.35%	10/20/2034			4,050	3,621
ELMW5 2020-2	Cayman Islands		31.19%	7/24/2031			2,500	2,414
ELMW8 2021-1	Cayman Islands		17.79%	1/20/2034			2,003	1,566
GNRT 2022-10	Cayman Islands		18.82%	7/22/2035			6,500	5,141
HRPK 2020-1	Cayman Islands		13.44%	4/20/2034			3,985	2,999
ICG 2021-1	Cayman Islands		15.55%	4/17/2034			600	373
ICG 2021-1	Cayman Islands		15.75%	4/17/2034			2,000	1,242
INVCO 2021-2	Cayman Islands		17.42%	7/15/2034			440	305
INVCO 2021-2	Cayman Islands			7/15/2034			44	13
INVCO 2021-3	Cayman Islands		15.21%	10/22/2034			3,657	2,468
INVCO 2021-3	Cayman Islands			10/22/2034			366	108

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)		Percentage of Net Assets
MAGNE 2012-6	Cayman Islands			9/15/2023			$1,241	$—
MAGNE 2020-28	Cayman Islands		20.65%	1/20/2035			5,250	4,346
MDPK 2016-22	Cayman Islands		22.22%	1/15/2033			7,400	4,482
MDPK 2018-28	Cayman Islands		21.00%	7/15/2030			3,000	1,774
MDPK 2018-31	Cayman Islands		17.91%	1/23/2048			4,250	2,800
MDPK 2018-32	Cayman Islands		24.17%	1/22/2048			1,250	739
MDPK 2019-34	Cayman Islands		25.53%	4/25/2032			780	477
MDPK 2019-37	Cayman Islands		27.56%	7/15/2049			7,500	5,640
MDPK 2021-50	Cayman Islands		14.44%	4/19/2034			2,500	1,985
MDPK 2021-59	Cayman Islands		15.20%	1/18/2034			6,000	4,784
MDPK 2022-53	Cayman Islands		18.18%	4/21/2035			6,000	5,075
MDPK 2022-55	Cayman Islands		16.39%	7/18/2035			3,025	2,662
MDPK 2023-63A	Cayman Islands			4/21/2035			6,050	5,277	(l)
NEUB 2016-23	Cayman Islands		0.10%	10/17/2027			29	—
OAKC 2012-7	Cayman Islands		13.73%	2/20/2034			500	243
OAKC 2014-10R	Cayman Islands		12.06%	4/20/2034			1,493	623
OAKC 2014-10R	Cayman Islands		14.02%	4/20/2034			1,000	418
OAKC 2017-15	Cayman Islands		17.26%	1/20/2030			1,360	639
OAKC 2021-16	Cayman Islands		16.71%	10/18/2034			4,575	3,494
OAKCL 2019-2	Cayman Islands		22.86%	4/15/2031			3,860	1,937
OAKCL 2019-3	Cayman Islands		17.11%	10/20/2034			6,229	3,998
OHALF 2013-1	Cayman Islands		13.50%	7/23/2031			876	290
OHALF 2016-1	Cayman Islands		20.13%	1/20/2033			8,800	5,738
RESPK 2020-1	Cayman Islands		14.69%	10/15/2034			2,953	1,659
RESPK 2020-1	Cayman Islands			10/15/2034			2,953	113
ROCKP 2021-1	Cayman Islands		11.47%	4/20/2034			2,100	1,348
ROCKP 2021-1	Cayman Islands			4/20/2034			4,200	58
RRAM 2017-2	Cayman Islands		14.32%	10/15/2117			500	326
RRAM 2019-6	Cayman Islands		16.40%	4/15/2036			1,000	812
RRAM 2020-8	Cayman Islands		16.67%	4/15/2120			550	362
RRAM 2021-14	Cayman Islands		15.15%	4/15/2121			750	514
RRAM 2021-17	Cayman Islands		15.94%	7/15/2034			1,000	680
RRAM 2021-19	Cayman Islands		15.49%	10/15/2035			1,166	860
SPEAK 2018-5	Cayman Islands		12.17%	4/25/2031			2,500	980

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)		Percentage of Net Assets
SPEAK 2020-8	Cayman Islands		17.67%	4/20/2033			$6,350	$4,522
Symphony CLO XI Ltd	Cayman Islands			1/17/2025			1	—
TPRK 2021-1	Cayman Islands		16.24%	4/15/2034			1,500	1,173
WELF 2017-3	Cayman Islands		12.44%	1/17/2031			250	53
WELF 2018-3	Cayman Islands		10.49%	1/20/2032			2,400	662
WELF 2020-1	Cayman Islands		20.69%	4/15/2033			5,955	2,955
WLLMN 2021-1	Cayman Islands		13.92%	7/15/2034			2,550	1,780
WLLMN 2021-1	Cayman Islands			7/15/2034			5,100	106
YCLO 2019-2	Cayman Islands		28.60%	1/22/2033			4,000	3,259
TOTAL COLLATERALIZED LOAN OBLIGATIONS - EQUITY (Cost $180,968)								169,767		6.65%

COMMON STOCKS
Automobiles & Components
Automotive Keys Investor, LLC		Class A			11/6/2020	62,749		—	(d)(e)(k)
Highline PPC Blocker LLC					11/4/2020	500		32	(d)(e)(k)
Sun TopCo, LP		Class A			9/8/2021	1,000		112	(d)(e)(k)
								144		0.01%
Capital Goods
Dynamic NC Investment Holdings, LP					12/30/2020	50,000		36	(d)(e)(k)
Kene Holdings, L.P.		Class A			8/8/2019	50,000		85	(d)(e)(k)
Tutor Perini Corporation					5/19/2021	12,650		78	(k)
								199		0.01%
Commercial & Professional Services
Bedrock Parent Holdings, LP		Class A			4/22/2021	500		35	(d)(e)(k)
Capstone Parent Holdings, LP		Class A			11/12/2020	50		93	(d)(e)(k)
Elliott Metron Co-Investor Aggregator L.P.					10/5/2022	1,000,000		1,002	(d)(e)(k)
IRI-NPD Co-Invest Aggregator, L.P.					8/1/2022	30		42	(d)(e)(k)
KKR Nest Co-Invest L.P.					9/28/2021	50,000		52	(d)(e)(k)
Laboratories Topco LLC		Class A			7/23/2021	33,333		47	(d)(e)(k)
Landscape Parallel Partners, L.P.		Class A			12/16/2021	17		61	(d)(e)(k)
North American Fire Ultimate Holdings, LLC					5/19/2021	68,175		218	(d)(e)(k)
PSP Registrar Co-Investment Fund, L.P.		Class A			8/26/2021	50,000		62	(d)(e)(k)
RC V Tecmo Investor LLC					8/14/2020	50,000		119	(d)(e)(k)
SSE Parent, LP		Class A-1			6/30/2020	25		—	(d)(e)(k)
SSE Parent, LP		Class A-2			6/30/2020	25		—	(d)(e)(k)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)		Percentage of Net Assets
Tiger Parent Inc. (IPS)					11/22/2021	226		$5,768	(e)(k)
								7,499		0.29%
Consumer Discretionary Distribution & Retail
Arko Corp					12/22/2020	106		1	(d)(e)(k)
Emerald Lake Pearl Acquisition-A, L.P.					7/19/2021	43,500		26	(d)(e)(k)
Fastsigns Holdings Inc.					3/13/2019	50		107	(d)(e)(k)
Marcone Yellowstone Holdings, LLC		Class A			6/23/2021	96		166	(d)(e)(k)
Metis Topco, LP					5/4/2021	50		69	(d)(e)(k)
Stonecourt IV Partners LP					10/8/2021	2,423,676		3,858	(d)(e)(k)
								4,227		0.17%
Consumer Durables & Apparel
Centric Brands GP LLC					10/9/2020	9,495		—	(d)(e)(k)
DRS Holdings I, Inc.					11/1/2019	50		42	(d)(e)(k)
								42		—%
Consumer Services
CMG Buyer Holdings, Inc.					5/19/2022	5		76	(d)(e)(k)
IHS Parent Holdings, L.P.		Class A			12/28/2022	25,000		25	(d)(e)(k)
LBC Breeze Holdings LLC		Class A			12/6/2021	50		87	(d)(e)(k)
Leviathan Holdings, L.P.					12/27/2022	25,000		20	(d)(e)(k)
OMERS Mahomes Investment Holdings LLC		Class A			11/16/2020	16		111	(d)(e)(k)
PestCo Holdings, LLC		Class A			1/26/2023	2		25	(d)(e)(k)
								344		0.01%
Consumer Staples Distribution & Retail
KCAKE Holdings Inc.					5/14/2021	50		48	(d)(e)(k)
LJ Perimeter Co-Invest, L.P.		Class A			10/26/2022	50,042		54	(d)(e)(k)
REP WWP Coinvest IV, L.P.					1/17/2023	25,134		25	(d)(e)(k)
ZB Parent LLC					2/9/2022	50		71	(d)(e)(k)
								198		0.01%
Energy
Antero Resources Corp					7/28/2021	16,111		372	(k)
Chesapeake Energy Corp					7/25/2022	3,333		253
Galileo Co-Investment Trust I	New Zealand				7/7/2022	50,000		40	(d)(e)(k)
SilverBow Resources, Inc.					6/30/2022	16,722		382	(d)(k)
Summit Midstream Partners LP					2/25/2022	20,000		307	(k)
								1,354		0.05%
Financial Services
BCC Blueprint Investments, LLC					9/15/2021	655,291		579	(d)(e)(k)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)		Percentage of Net Assets
Sera 2021 LLC		Class A			3/30/2021	3		$—	(d)(e)(k)
The Ultimus Group Aggregator, LP		Class B			2/1/2019	182		—	(d)(e)(k)
The Ultimus Group, LLC		Class B			2/1/2019	1,609		—	(d)(e)(k)
TVG-TMG Holdings, LLC					3/31/2022	50		—	(d)(e)(k)
								579		0.02%
Food & Beverage
PPC CHG Blocker LLC					12/10/2021	1		49	(d)(e)(k)
								49		—%
Health Care Equipment & Services
Asclepius Holdings LLC					2/28/2022	448		—	(d)(e)(k)
BCPE Co-Invest (A), LP		Class A			2/15/2022	45,000		41	(d)(e)(k)
Crown CT HoldCo Inc.		Class A			3/8/2022	5		52	(d)(e)(k)
Heracles Investments S.a r.l.	Spain				7/5/2022	16,639		—	(e)(k)
KOLN Co-Invest Unblocked, LP		Class A			3/29/2023	50		50	(d)(e)(k)
Network Investco BV	Netherlands				7/8/2022	1,073,830		1,165	(d)(e)(k)
Olympia TopCo, L.P.		Class A			9/24/2019	50,000		—	(d)(e)(k)
OMERS Bluejay Investment Holdings LP		Class A			7/10/2018	25		30	(d)(e)(k)
OMERS Wildcats Investment Holdings LLC		Class A			10/31/2019	216		128	(d)(e)(k)
SiroMed Equity Holdings, LLC					3/26/2018	3,703		6	(d)(e)(k)
VPP Group Holdings, L.P.		Class A-2			3/22/2023	—		—	(d)(e)(k)
VPP Group Holdings, L.P.					12/1/2021	50		55	(d)(e)(k)
WSHP FC Holdings LLC					7/1/2022	352		52	(d)(e)(k)
								1,579		0.06%
Household & Personal Products
CDI Holdings I Corp.					12/22/2021	50		42	(d)(e)(k)
RMCF V CIV XLIV, L.P.					8/20/2021	50,004		32	(d)(e)(k)
								74		—%
Insurance
High Street HoldCo LLC		Series A			4/16/2021	50,000		72	(d)(e)(k)
High Street HoldCo LLC		Series C			4/16/2021	516,855		746	(d)(e)(k)
Insight Catastrophe Group, LLC		Series A			2/18/2022	2		58	(d)(e)(k)
INSZ Holdings, LLC					11/8/2022	3,571		26	(d)(e)(k)
								902		0.04%
Materials
ASP-r-pac Holdings LP		Class A			12/29/2021	500		42	(d)(e)(k)
KNPAK Holdings, LP		Class A			7/2/2019	100,000		124	(d)(e)(k)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)		Percentage of Net Assets
Novipax Parent Holding Company, L.L.C.		Class C			12/1/2020	50		$—	(d)(e)(k)
Plaskolite PPC Blocker LLC					12/14/2018	10		1	(d)(e)(k)
								167		0.01%
Media & Entertainment
Storm Investment S.a.r.l.	Luxembourg	Class A			6/24/2021	491,621		333	(d)(e)(k)
Storm Investment S.a.r.l.	Luxembourg	Class B			6/24/2021	491,621		333	(d)(e)(k)
Storm Investment S.a.r.l.	Luxembourg	Class C			6/24/2021	491,621		333	(d)(e)(k)
Storm Investment S.a.r.l.	Luxembourg	Class D			6/24/2021	491,621		333	(d)(e)(k)
Storm Investment S.a.r.l.	Luxembourg	Class E			6/24/2021	491,621		333	(d)(e)(k)
Storm Investment S.a.r.l.	Luxembourg	Class F			6/24/2021	491,621		333	(d)(e)(k)
Storm Investment S.a.r.l.	Luxembourg	Class G			6/24/2021	491,621		333	(d)(e)(k)
Storm Investment S.a.r.l.	Luxembourg	Class H			6/24/2021	491,621		333	(d)(e)(k)
Storm Investment S.a.r.l.	Luxembourg	Class I			6/24/2021	491,621		333	(d)(e)(k)
Storm Investment S.a.r.l.	Luxembourg				6/24/2021	26,155		46	(d)(e)(k)
								3,043		0.12%
Pharmaceuticals, Biotechnology & Life Sciences
Athyrium Buffalo LP					6/17/2022	2,097,909		2,066	(d)(e)(k)
Bausch Health Companies Inc.	Canada				9/1/2022	108,571		879	(k)
Cobalt Holdings I, LP		Class A			10/1/2021	500		63	(d)(e)(k)
Covaris Parent, LLC		Class A-2			1/21/2022	50		53	(d)(e)(k)
								3,061		0.12%
Real Estate Management & Development
Illinois Investment S.a.r.l.	Luxembourg	Class A			9/15/2021	3,400,700		23	(d)(e)(k)
Illinois Investment S.a.r.l.	Luxembourg	Class B			9/15/2021	3,400,700		23	(d)(e)(k)
Illinois Investment S.a.r.l.	Luxembourg	Class C			9/15/2021	3,400,700		23	(d)(e)(k)
Illinois Investment S.a.r.l.	Luxembourg	Class D			9/15/2021	3,400,700		23	(d)(e)(k)
Illinois Investment S.a.r.l.	Luxembourg	Class E			9/15/2021	3,400,700		23	(d)(e)(k)
Illinois Investment S.a.r.l.	Luxembourg	Class F			9/15/2021	3,400,700		23	(d)(e)(k)
Illinois Investment S.a.r.l.	Luxembourg	Class G			9/15/2021	3,400,700		23	(d)(e)(k)
Illinois Investment S.a.r.l.	Luxembourg	Class H			9/15/2021	3,400,700		23	(d)(e)(k)
Illinois Investment S.a.r.l.	Luxembourg	Class I			9/15/2021	3,400,700		23	(d)(e)(k)
Illinois Investment S.a.r.l.	Luxembourg				9/15/2021	110,373		45	(d)(e)(k)
								252		0.01%

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)		Percentage of Net Assets
Software & Services
APG Holdings, LLC		Class A			1/3/2020	50,000		$54	(d)(e)(k)
Astorg VII Co-Invest ERT	Luxembourg				1/31/2020	1,208,500		1,267	(d)(e)(k)
Consilio Investment Holdings, L.P.		Series A			9/15/2022	243		—	(d)(e)(k)
Consilio Investment Holdings, L.P.					5/28/2021	50,000		71	(d)(e)(k)
Cority Parent, Inc.	Canada	Class B-1			7/2/2019	47,536		2	(d)(e)(k)
Denali Apexco LP		Class A			9/15/2021	50,000		46	(d)(e)(k)
Destiny Digital Holdings, L.P.					5/27/2021	3,076		46	(d)(e)(k)
Elliott Alto Co-Investor Aggregator L.P.					9/28/2022	500,000		516	(d)(e)(k)
EQT IX Co-Investment (E) SCSP					4/16/2021	5,000		66	(d)(e)(k)
H&F Unite Partners, L.P.					5/1/2019	50,032		61	(d)(e)(k)
Insight PDI Holdings, LLC		Class A			3/19/2019	26,548		46	(d)(e)(k)
Magic Topco, L.P.		Class B			9/21/2020	12,975		—	(d)(e)(k)
Magnesium Co- Invest SCSp	Luxembourg				5/6/2022	5		50	(d)(e)(k)
PS Co-Invest, L.P.					3/5/2021	50,000		47	(d)(e)(k)
RMCF VI CIV XLVIII, L.P.					6/8/2022	62,750		67	(d)(e)(k)
RMS Group Holdings, Inc.					12/16/2021	5		59	(d)(e)(k)
Rocket Parent, LLC		Class A			12/17/2018	100,000		233	(d)(e)(k)
Skywalker TopCo, LLC					11/20/2020	25,407		143	(d)(e)(k)
Sunshine Software Holdings, Inc.		Class A-1			10/15/2021	5,000		64	(d)(e)(k)
								2,838		0.11%
Technology Hardware & Equipment
Repairify Holdings, LLC		Class A			6/14/2021	1,655		44	(d)(e)(k)
Wildcat Parent, LP					2/27/2020	535		161	(d)(e)(k)
								205		0.01%
Transportation
Neovia Logistics Holdings Ltd.					11/1/2022	6		154	(e)(k)
Shur-Co HoldCo, Inc.					6/30/2021	500		97	(d)(e)(k)
								251		0.01%
Utilities
Apex Clean Energy TopCo, LLC		Class A			11/17/2021	149,776		16,888	(d)(e)(k)
								16,888		0.66%

TOTAL COMMON STOCKS (Cost $31,278)								43,895		1.72%

PREFERRED STOCK(b)(c)(d)(e)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)		Percentage of Net Assets
Automobiles & Components
Automotive Keys Investor, LLC			15.00%		1/1/2023	25,000		$24	(g)
Automotive Keys Investor, LLC			9.00%		12/22/2020	37,749		36	(g)
McLaren Group Limited	United Kingdom		12.50%		8/2/2021	63,529		9,053	(g)
								9,113		0.36%
Commercial & Professional Services
Marmic Topco, L.P.			8.00%		3/5/2021	57,624		91	(g)
								91		—%
Consumer Discretionary Distribution & Retail
Metis Holdco, Inc.		Class A	7.00%		5/4/2021	7,959		9,085	(g)
Monolith Brands Group, Inc.		Series A			4/14/2022	192,811		4,259	(k)
								13,344		0.52%
Consumer Services
Aragorn Parent Holdings LP		Series A	10.00%		10/15/2020	50,000		129	(g)
Redwood Services Holdco, LLC		Series D	8.00%		12/31/2020	100,000		215	(g)
								344		0.01%
Energy
Ferrellgas, L.P.			8.96%		3/30/2021	8,734		8,821
								8,821		0.35%
Financial Services
Aquarian Peninsula Holdings LLC			15.66% (SOFR + 10.50%)		12/29/2022	15,000,000		14,490
The Ultimus Group, LLC		Class A	8.00%		2/1/2019	1		2	(g)
TVG-TMG Holdings, LLC		Series A			3/31/2022	50		30	(k)
								14,522		0.57%
Food & Beverage
Gotham Greens Holdings, PBC		Series E-1	6.00%		6/29/2022	67,601		5,786	(g)
Watermill Express Holdings, LLC		Class A	8.00%		4/20/2021	5,000		63	(g)
								5,849		0.23%
Health Care Equipment & Services
Evolent Health, Inc.		Series A	11.06% (SOFR + 6.00%)		1/20/2023	64		71
Minerva Holdco, Inc.		Series A	10.75%		2/15/2022	21,262		21,588	(g)
Olympia Acquisition, Inc.					2/28/2022	472		—	(k)
Olympia TopCo, L.P.					7/28/2021	2,184		—	(k)
Symplr Software Intermediate Holdings, Inc.		Series C-1	11.00%		12/22/2020	50		52	(g)
Symplr Software Intermediate Holdings, Inc.		Series C-2	11.00%		6/18/2021	5,980		5,894	(g)
Symplr Software Intermediate Holdings, Inc.		Series C-3	11.00%		10/12/2021	789		751	(g)
Teligent, Inc.					12/11/2018	1,797		—	(k)
								28,356		1.11%

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)		Percentage of Net Assets
Insurance
High Street HoldCo LLC		Series A-1	10.00%		1/1/2022	3,898,354		$4,304	(g)
High Street HoldCo LLC		Series A-2	10.00%		1/1/2022	789,494		860	(g)
High Street HoldCo LLC		Series A-3	10.00%		1/1/2022	389,813		422	(g)
High Street HoldCo LLC		Series A-4	10.00%		1/1/2022	1,480,301		1,587	(g)
High Street HoldCo LLC		Series A-5	10.00%		1/1/2022	347,693		370	(g)
High Street HoldCo LLC		Series A-6	10.00%		1/1/2022	660,617		697	(g)
High Street HoldCo LLC		Series A-7	10.00%		1/1/2022	938,771		974	(g)
High Street HoldCo LLC		Series A-8	10.00%		11/1/2022	409,637		388	(g)
High Street HoldCo LLC		Series A-9	10.00%		11/8/2022	97,533		92	(g)
High Street HoldCo LLC		Series A-10	10.00%		12/12/2022	253,585		238	(g)
High Street HoldCo LLC		Series A-11	10.00%		12/30/2022	331,611		309	(g)
High Street HoldCo LLC		Series A-12	10.00%		2/1/2023	702,235		649	(g)
								10,890		0.43%
Materials
Novipax Parent Holding Company, L.L.C.		Class A	10.00%		12/1/2020	50		93	(g)
								93		—%
Media & Entertainment
PFL MMA, Inc.		Series E			4/26/2022	7,823		22	(k)
PRG III, LLC		Class A			10/6/2020	2,250		896	(k)
								918		0.04%
Pharmaceuticals, Biotechnology & Life Sciences
Cardinal Topco Holdings, L.P.		Class A	8.00%		9/15/2020	100		287	(g)
Cobalt Holdings I, LP			8.00%		10/1/2021	50		6	(g)
Cobalt Intermediate I, Inc.		Series A	15.19% (3M LIBOR + 10.00%)		10/1/2021	8,582		10,283	(g)
								10,576		0.41%
Software & Services
Appriss Health Intermediate Holdings, Inc.		Series A	11.00%		5/6/2021	3,657		4,101	(g)
Banyan Software, LP					1/7/2022	16,323		1,058	(k)
Cority Parent, Inc.	Canada	Class A-1	9.00%		7/2/2019	50		184	(g)
DCert Preferred Holdings, Inc.		Series A	10.50%		5/25/2021	22,284		23,635	(g)
Diligent Preferred Issuer, Inc.			10.50%		4/6/2021	1,476		1,632	(g)
EZ Elemica Holdings, Inc.					9/18/2019	50		68	(k)
GSV PracticeTek Holdings, LLC		Class A	8.00%		3/31/2021	223,568		156	(g)
Insightful Science Holdings, LLC			14.00%		4/28/2021	62,340		1,961	(g)
Knockout Intermediate Holdings I Inc.			11.75%		6/22/2022	7,299		7,517	(g)
Magic Topco, L.P.		Class A	9.00%		9/21/2020	58		99	(g)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)		Fair Value (a)		Percentage of Net Assets
Packers Software Intermediate Holdings, Inc.		Series A	16.19% (3M LIBOR + 11.00%)		11/12/2020	50			$58	(g)
Packers Software Intermediate Holdings, Inc.		Series A-2	16.19% (3M LIBOR + 11.00%)		12/23/2020	18			21	(g)
Packers Software Intermediate Holdings, Inc.		Series A-3	11.00%		11/24/2021	24			24	(g)
Peachtree Parent, Inc.		Series A	13.25%		3/19/2019	25			43	(g)
Picard Holdco, Inc.		Series A	16.91% (SOFR + 12.00%)		9/29/2022	500			542	(g)
Project Essential Super Parent, Inc.			14.69% (3M LIBOR + 9.50%)		4/20/2021	2,963			3,520	(g)
Sunshine Software Holdings, Inc.		Series A	10.50%		10/15/2021	15,929			15,331	(g)
Titan DI Preferred Holdings, Inc.			13.50%		2/11/2020	—			72	(g)
									60,022		2.35%
Transportation
Neovia Logistics Holdings Ltd.		Class B	18.90% (SOFR + 14.00%)		11/1/2022	718			766
									766		0.03%

TOTAL PREFERRED STOCK (Cost $169,647)									163,705		6.41%

PRIVATE ASSET-BACKED DEBT(b)(c)(d)(e)
Consumer Discretionary Distribution & Retail
Tricolor Funding SPV 3 LLC		1st Lien Revolving Loan	12.42% (SOFR + 7.50%)	8/6/2027				2,273	1,969	(h)(n)
									1,969		0.08%
Consumer Services
CFG Investments WH Limited		1st Lien Revolving Loan	10.92% (SOFR + 6.00%)	2/17/2025				5,000	3,254	(h)
									3,254		0.13%
Financial Services
Adonis Financial Funding, LLC		1st Lien Revolving Loan	11.00%	3/2/2026				715	701
Affirm Operational Loans VI Trust		1st Lien Revolving Loan	14.61% (1M LIBOR + 9.76%)	12/17/2026				500	100	(g)(h)
DFC Global Facility Borrower III LLC		1st Lien Revolving Loan	12.16% (1M CDOR + 7.50%)	6/28/2026			CAD	17,164	10,637	(h)(o)
Finance Ireland Loan and Treasury DAC	Ireland	1st Lien Delayed Draw Term Loan	12.30% (3M EURIBOR + 9.25%)	6/29/2026				€2,500	2,711
Hg Saturn 2 SumoCo Limited	Guernsey	1st Lien Term Loan	12.05% (3M LIBOR + 7.25%)	1/19/2027				14,455	14,455	(g)
Kali II Funding LLC		1st Lien Term Loan	7.00%	10/21/2024				23,000	23,620
Reliant SPV, LLC		1st Lien Revolving Loan	11.65% (SOFR + 6.75%)	3/4/2024				1,173	1,173
Sera 2021 LLC		1st Lien Delayed Draw Term Loan	10.56% (3M LIBOR + 5.75%)	3/30/2026				977	977

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)		Fair Value (a)		Percentage of Net Assets
Spring Oaks Capital SPV, LLC		1st Lien Revolving Loan	13.35% (1M LIBOR + 8.50%)	11/12/2025				9,000	$5,359	(h)
Woodchester Funding Limited	United Kingdom	1st Lien Revolving Loan		3/15/2026			₤	1,200	1,480	(i)
									61,213		2.39%
Real Estate Management & Development
Illinois Investment S.a.r.l.	Luxembourg	1st Lien Term Loan	5.17%	12/31/2026			SEK	31,362	3,022
									3,022		0.12%

TOTAL PRIVATE ASSET-BACKED DEBT (Cost $70,325)									69,458		2.72%

WARRANTS(d)(e)(k)
Automobiles & Components
McLaren Group Limited	United Kingdom	Common			8/2/2021	19,998			1,050
									1,050		0.04%
Commercial & Professional Services
Visual Edge Technology, Inc.		Common			3/22/2018	27,334			—
									—		—%
Consumer Discretionary Distribution & Retail
Arko Corp		Common			12/22/2020	55			—
									—		—%
Consumer Services
KeyStone Sub-Debt HoldCo, LLC		Common			1/20/2021	4			1,429
LGDN Bidco Limited	United Kingdom	Common			6/22/2021	25			16
									1,445		0.06%
Financial Services
BFS Receivables I LLC		Common			8/16/2021	34,662			—
Savoyspecial LLC		Common			7/14/2021	345,508			—
									—		—%
Food & Beverage
Gotham Greens Holdings, PBC		Common			6/29/2022	17,568			—	(f)
									—		—%
Health Care Equipment & Services
Air Medical Buyer Corp		Common			3/14/2018	122			2
GMR Buyer Corp.		Common			12/17/2021	1,927			30
Teligent, Inc.		Common			4/6/2020	14,176			—
									32		—%
Media & Entertainment
PFL MMA, Inc.		Common			1/19/2021	117,158			491
									491		0.02%

TOTAL WARRANTS (Cost $2,922)									3,018		0.12%

TOTAL INVESTMENTS (Cost $3,738,830)									3,584,044		140.39%

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)	Percentage of Net Assets

LIABILITIES IN EXCESS OF OTHER ASSETS								$(1,031,037)	-40.39%

NET ASSETS								2,553,007	100.00%

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)
____________________________________________________

(a)Investment holdings in foreign currencies are converted to U.S. Dollars using period end spot rates. Investments are in United States enterprises and all principal balances shown are in U.S. Dollars unless otherwise noted.

(b)Variable rate loans bear interest at a rate that may be determined by reference to the London Interbank Offered Rate (“LIBOR”), Secured Overnight Financing Rate (“SOFR”) or an alternate base rate such as the Bank Bill Swap Bid Rate (“BBSY”), Bank Bill Benchmark Rate (“BKBM”), Canadian Dollar Offered Rate (“CDOR”), Copenhagen Interbank Offered Rate (“CIBOR”), Euro Interbank Offered Rate (“EURIBOR”), Norwegian Interbank Offered Rate (“NIBOR”), Prime Rate (“PRIME”), Sterling Overnight Index Average (“SONIA”), Stockholm Interbank Offered Rate (“STIBOR”) or Warsaw Interbank Offered Rate (“WIBOR”), at the borrower’s option. SOFR based contracts may include a credit spread adjustment that is charged in addition to the base rate and the stated spread. Stated interest rates in this schedule represents the “all-in” rate as of March 31, 2023.

(c)Variable rate coupon rate shown as of March 31, 2023.

(d)These investments, which as of March 31, 2023 represented 137.38% of the Fund's net assets or 91.13% of the Fund's total assets, may be subject to legal restrictions on sales. Acquisition dates are included above for equity securities that may be subject to legal restrictions on sales.

(e)Investments whose values were determined using significant unobservable inputs (Level 3) (See Note 3 of the Notes to Consolidated Schedule of Investments).

(f)These assets are held at CADEX Credit Financing, LLC, a wholly owned special purpose financing vehicle, and are pledged as collateral for a secured revolving credit facility.

(g)Includes a payment-in-kind provision.

(h)As of March 31, 2023, the Fund had entered into the following commitments to fund various revolving and delayed draw senior secured and subordinated loans. Such commitments are subject to the satisfaction of certain conditions set forth in the documents governing these loans and there can be no assurance that such conditions will be satisfied.

Company	Investment Type	Total revolving and delayed draw loan commitments	Less: funded commitments	Total unfunded commitments
285 Mezz LLC	1st Lien Delayed Draw Term Loan	$4,972	$(4,876)	$96
285 Schermerhorn LLC	1st Lien Delayed Draw Term Loan	3,919	(2,440)	1,479
AffiniPay Midco, LLC	1st Lien Revolving Loan	1,517	—	1,517
AffiniPay Midco, LLC	1st Lien Delayed Draw Term Loan	1,334	—	1,334
Affirm Operational Loans VI Trust	1st Lien Revolving Loan	500	(100)	400
AIM Acquisition, LLC	1st Lien Revolving Loan	457	—	457
Alcami Corporation	1st Lien Revolving Loan	27	—	27
Alcami Corporation	1st Lien Delayed Draw Term Loan	17	—	17
American Residential Services L.L.C.	1st Lien Revolving Loan	1	—	1
Amryt Pharmaceuticals Inc.	1st Lien Revolving Loan	1	—	1
Anaplan, Inc.	1st Lien Revolving Loan	381	—	381
Anaqua Parent Holdings, Inc.	1st Lien Revolving Loan	231	(154)	77
Anaqua Parent Holdings, Inc.	1st Lien Delayed Draw Term Loan	522	(108)	414
Apex Service Partners, LLC	1st Lien Delayed Draw Term Loan	242	(118)	124
APG Intermediate Holdings Corporation	1st Lien Revolving Loan	1	—	1
Applied Technical Services, LLC	1st Lien Revolving Loan	909	(659)	250
Applied Technical Services, LLC	1st Lien Delayed Draw Term Loan	2,516	(1,524)	992
Appriss Health, LLC	1st Lien Revolving Loan	212	(106)	106
AQ Sage Buyer, LLC	1st Lien Revolving Loan	50	—	50

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Investment Type	Total revolving and delayed draw loan commitments	Less: funded commitments	Total unfunded commitments
AQ Sage Buyer, LLC	1st Lien Delayed Draw Term Loan	$535	$(132)	$403
AQ Sunshine, Inc.	1st Lien Revolving Loan	1,096	(991)	105
AQ Sunshine, Inc.	1st Lien Delayed Draw Term Loan	720	(72)	648
Ardonagh Midco 3 PLC	1st Lien Delayed Draw Term Loan	457	(228)	229
Argenbright Holdings V, LLC	1st Lien Delayed Draw Term Loan	178	—	178
Aspire Bidco Limited	1st Lien Delayed Draw Term Loan	2,394	(798)	1,596
Aspris Bidco Limited	1st Lien Term Loan	961	(437)	524
ASP-r-pac Acquisition Co LLC	1st Lien Revolving Loan	839	—	839
athenahealth Group Inc.	1st Lien Revolving Loan	2,100	—	2,100
athenahealth Group Inc.	1st Lien Delayed Draw Term Loan	993	—	993
Atlas Intermediate III, L.L.C.	1st Lien Revolving Loan	411	(118)	293
Auxadi Midco S.L.U.	1st Lien Delayed Draw Term Loan	986	1	987
Aventine Intermediate LLC	1st Lien Delayed Draw Term Loan	846	(781)	65
Bamboo Purchaser, Inc.	1st Lien Revolving Loan	1	(1)	—
Banyan Software Holdings, LLC	1st Lien Revolving Loan	1	—	1
Banyan Software Holdings, LLC	1st Lien Delayed Draw Term Loan	3,831	(2,980)	851
Beacon Pointe Harmony, LLC	1st Lien Revolving Loan	909	—	909
Beacon Pointe Harmony, LLC	1st Lien Delayed Draw Term Loan	3,165	(1,878)	1,287
Benefytt Technologies, Inc.	1st Lien Delayed Draw Term Loan	137	—	137
Berner Food & Beverage, LLC	1st Lien Revolving Loan	262	(144)	118
Blackwood Bidco Limited	1st Lien Term Loan	2,193	—	2,193
Blackwood Bidco Limited	1st Lien Delayed Draw Term Loan	4,430	(3,856)	574
BlauwTrust Holding B.V.	1st Lien Delayed Draw Term Loan	667	(551)	116
BlueHalo Global Holdings, LLC	1st Lien Revolving Loan	759	(101)	658
Bottomline Technologies, Inc. and Legal Spend Holdings, LLC	1st Lien Revolving Loan	1,811	—	1,811
Brokers Alliance S.L.	1st Lien Delayed Draw Term Loan	1,672	(89)	1,583
Businessolver.com, Inc.	1st Lien Delayed Draw Term Loan	1,196	(102)	1,094
Capnor Connery Bidco A/S	1st Lien Delayed Draw Term Loan	6,692	(1,180)	5,512
Capstone Acquisition Holdings, Inc.	1st Lien Revolving Loan	1,150	—	1,150
Captive Resources Midco, LLC	1st Lien Revolving Loan	102	—	102
CC Fly Holding II A/S	1st Lien Delayed Draw Term Loan	441	(408)	33
CC Globe Holding II A/S	1st Lien Delayed Draw Term Loan	1,599	(1,043)	556
CDI Holdings III Corp.	1st Lien Revolving Loan	410	—	410
Centric Brands LLC	1st Lien Revolving Loan	293	(185)	108
CFG Investments WH Limited	1st Lien Revolving Loan	5,000	(3,254)	1,746
Chariot Buyer LLC	1st Lien Revolving Loan	100	(26)	74
Cheyenne Petroleum Company Limited Partnership, CPC 2001 LLC and Mill Shoals LLC	1st Lien Delayed Draw Term Loan	1,168	—	1,168
CMG HoldCo, LLC	1st Lien Revolving Loan	318	(58)	260
CMG HoldCo, LLC	1st Lien Delayed Draw Term Loan	1,066	(662)	404
Cobalt Buyer Sub, Inc.	1st Lien Revolving Loan	895	(358)	537
Cobalt Buyer Sub, Inc.	1st Lien Delayed Draw Term Loan	2,459	(2,236)	223
Commercial Trailer Leasing, Inc.	1st Lien Revolving Loan	741	—	741
Commify Limited	1st Lien Delayed Draw Term Loan	1,055	(725)	330
Compex Legal Services, Inc.	1st Lien Revolving Loan	900	(540)	360
Comprehensive EyeCare Partners, LLC	1st Lien Delayed Draw Term Loan	73	—	73
Confirmasoft AB	1st Lien Delayed Draw Term Loan	3,406	(848)	2,558
Consilio Midco Limited	1st Lien Revolving Loan	123	(74)	49

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Investment Type	Total revolving and delayed draw loan commitments	Less: funded commitments	Total unfunded commitments
Consilio Midco Limited	1st Lien Delayed Draw Term Loan	$270	$—	$270
Continental Acquisition Holdings, Inc.	1st Lien Revolving Loan	1	(1)	—
Continental Cafe, LLC	1st Lien Revolving Loan	786	(393)	393
Continental Cafe, LLC	1st Lien Delayed Draw Term Loan	2,788	—	2,788
Convera International Holdings Limited	1st Lien Revolving Loan	1,777	—	1,777
Cority Software Inc.	1st Lien Revolving Loan	231	—	231
Cornerstone OnDemand, Inc.	1st Lien Revolving Loan	100	(62)	38
Coupa Holdings, LLC	1st Lien Revolving Loan	1	—	1
Coupa Holdings, LLC	1st Lien Delayed Draw Term Loan	20	—	20
Covaris Intermediate 3, LLC	1st Lien Revolving Loan	1,755	(585)	1,170
Covaris Intermediate 3, LLC	1st Lien Delayed Draw Term Loan	7,034	—	7,034
Coyote Buyer, LLC	1st Lien Revolving Loan	2,067	—	2,067
Crown CT Parent Inc.	1st Lien Revolving Loan	903	(391)	512
Crown CT Parent Inc.	1st Lien Delayed Draw Term Loan	1,040	—	1,040
CST Holding Company	1st Lien Revolving Loan	79	(8)	71
CVP Holdco, Inc.	1st Lien Revolving Loan	3,005	—	3,005
CVP Holdco, Inc.	1st Lien Delayed Draw Term Loan	1,837	(450)	1,387
DecoPac, Inc.	1st Lien Revolving Loan	2,382	(680)	1,702
Denali Holdco LLC	1st Lien Revolving Loan	592	(434)	158
Denali Holdco LLC	1st Lien Delayed Draw Term Loan	542	—	542
DFC Global Facility Borrower III LLC	1st Lien Revolving Loan	12,700	(10,638)	2,062
Diligent Corporation	1st Lien Revolving Loan	513	(154)	359
Draken Bidco Limited	1st Lien Delayed Draw Term Loan	1,440	—	1,440
DRS Holdings III, Inc.	1st Lien Revolving Loan	173	—	173
DS Admiral Bidco, LLC	1st Lien Revolving Loan	358	—	358
Dye & Durham Corporation	1st Lien Revolving Loan	1,228	(656)	572
Dye & Durham Corporation	1st Lien Delayed Draw Term Loan	1,161	(409)	752
Dynamic NC Aerospace Holdings, LLC	1st Lien Revolving Loan	1,296	(173)	1,123
ECG Bidco S.A.S.	1st Lien Delayed Draw Term Loan	5,797	7	5,804
Eleda BidCo AB (fka EISG BidCo AB)	1st Lien Delayed Draw Term Loan	770	(201)	569
Elemica Parent, Inc.	1st Lien Revolving Loan	479	(395)	84
Elevation Services Parent Holdings, LLC	1st Lien Revolving Loan	631	(253)	378
Elevation Services Parent Holdings, LLC	1st Lien Delayed Draw Term Loan	986	(21)	965
EPS NASS Parent, Inc.	1st Lien Revolving Loan	158	(108)	50
EPS NASS Parent, Inc.	1st Lien Delayed Draw Term Loan	581	(324)	257
Erasmus Acquisition Holding B.V.	1st Lien Delayed Draw Term Loan	1,284	2	1,286
eResearch Technology, Inc.	2nd Lien Delayed Draw Term Loan	1,343	(671)	672
ESHA Research, LLC	1st Lien Revolving Loan	75	—	75
Essential Services Holding Corporation	1st Lien Revolving Loan	1,560	(156)	1,404
EuroParcs Topholding B.V.	1st Lien Delayed Draw Term Loan	886	(885)	1
Evolent Health LLC	1st Lien Revolving Loan	2	(1)	1
ExtraHop Networks, Inc.	1st Lien Delayed Draw Term Loan	1,694	(418)	1,276
FL Hawk Intermediate Holdings, Inc.	1st Lien Revolving Loan	1,312	—	1,312
Flexential Topco Corporation	1st Lien Revolving Loan	3,000	(1,500)	1,500
Foundation Consumer Brands, LLC	1st Lien Revolving Loan	389	—	389
Foundation Risk Partners, Corp.	1st Lien Revolving Loan	2,627	—	2,627
Foundation Risk Partners, Corp.	1st Lien Delayed Draw Term Loan	13,413	(7,991)	5,422
Galway Borrower LLC	1st Lien Revolving Loan	969	(209)	760

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Investment Type	Total revolving and delayed draw loan commitments	Less: funded commitments	Total unfunded commitments
Galway Borrower LLC	1st Lien Delayed Draw Term Loan	$110	$—	$110
Gilfoyle Bidco AB	1st Lien Delayed Draw Term Loan	1,869	(897)	972
Global Music Rights, LLC	1st Lien Revolving Loan	473	—	473
GNZ Energy Bidco Limited	1st Lien Delayed Draw Term Loan	1,227	(1)	1,226
Gotham Greens Holdings, PBC	1st Lien Delayed Draw Term Loan	13,767	(4,589)	9,178
GraphPAD Software, LLC	1st Lien Revolving Loan	2	—	2
GraphPAD Software, LLC	1st Lien Delayed Draw Term Loan	436	—	436
Groundworks, LLC	1st Lien Revolving Loan	1	—	1
Groundworks, LLC	1st Lien Delayed Draw Term Loan	71	—	71
Heavy Construction Systems Specialists, LLC	1st Lien Revolving Loan	410	—	410
HH-Stella, Inc.	1st Lien Revolving Loan	444	(279)	165
HH-Stella, Inc.	1st Lien Delayed Draw Term Loan	1,974	(1,088)	886
High Street Buyer, Inc.	1st Lien Revolving Loan	688	—	688
High Street Buyer, Inc.	1st Lien Delayed Draw Term Loan	11,724	(5,050)	6,674
Highline Aftermarket Acquisition, LLC	1st Lien Revolving Loan	1	—	1
Hometown Food Company	1st Lien Revolving Loan	1	—	1
Infinity Home Services HoldCo, Inc.	1st Lien Revolving Loan	455	(35)	420
Infinity Home Services HoldCo, Inc.	1st Lien Delayed Draw Term Loan	1,136	(181)	955
Inszone Mid, LLC	1st Lien Revolving Loan	34	—	34
Inszone Mid, LLC	1st Lien Delayed Draw Term Loan	195	(30)	165
IQN Holding Corp.	1st Lien Revolving Loan	628	—	628
IQN Holding Corp.	1st Lien Delayed Draw Term Loan	1,241	—	1,241
Ivanti Software, Inc.	1st Lien Revolving Loan	460	(26)	434
Jewel Bidco Limited	1st Lien Delayed Draw Term Loan	4,684	(2,229)	2,455
JMG Group Investments Limited	1st Lien Delayed Draw Term Loan	4,167	(1,653)	2,514
Kaseya Inc.	1st Lien Revolving Loan	2,365	—	2,365
Kaseya Inc.	1st Lien Delayed Draw Term Loan	2,365	—	2,365
Kene Acquisition, Inc.	1st Lien Revolving Loan	676	—	676
Laboratories Bidco LLC	1st Lien Revolving Loan	1,562	(1,067)	495
Laboratories Bidco LLC	1st Lien Delayed Draw Term Loan	2,199	(289)	1,910
Lavatio Midco Sarl	1st Lien Delayed Draw Term Loan	1,081	(680)	401
LeanTaaS Holdings, Inc.	1st Lien Delayed Draw Term Loan	5,006	(679)	4,327
Leviathan Intermediate Holdco, LLC	1st Lien Revolving Loan	13	(2)	11
LJ Perimeter Buyer, Inc.	1st Lien Delayed Draw Term Loan	932	(46)	886
Lowe P27 Bidco Limited	1st Lien Delayed Draw Term Loan	802	(321)	481
Lower ACS, Inc.	1st Lien Revolving Loan	2,356	—	2,356
Lower ACS, Inc.	1st Lien Delayed Draw Term Loan	8,172	(286)	7,886
Majesco	1st Lien Revolving Loan	624	—	624
Marmic Purchaser, LLC	1st Lien Revolving Loan	287	(101)	186
Marmic Purchaser, LLC	1st Lien Delayed Draw Term Loan	2,542	(393)	2,149
Mavis Tire Express Services Topco Corp.	1st Lien Revolving Loan	1	—	1
Mercury Borrower, Inc.	1st Lien Revolving Loan	470	(94)	376
Micromeritics Instrument Corp.	1st Lien Revolving Loan	331	—	331
Mimecast Borrowerco, Inc.	1st Lien Delayed Draw Term Loan	3,831	—	3,831
Monica Holdco (US), Inc.	1st Lien Revolving Loan	1,009	(1,002)	7
MRI Software LLC	1st Lien Revolving Loan	508	—	508
MRI Software LLC	1st Lien Delayed Draw Term Loan	484	—	484
MWG BidCo ApS	1st Lien Delayed Draw Term Loan	718	1	719

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Investment Type	Total revolving and delayed draw loan commitments	Less: funded commitments	Total unfunded commitments
Nelipak European Holdings Cooperatief U.A.	1st Lien Revolving Loan	$631	$(153)	$478
Nelipak Holding Company	1st Lien Revolving Loan	605	(209)	396
Neovia Logistics, LP	1st Lien Term Loan	414	(329)	85
Neptune BidCo US Inc.	1st Lien Revolving Loan	2,988	—	2,988
Network Bidco B.V.	1st Lien Delayed Draw Term Loan	2,410	3	2,413
NMC Skincare Intermediate Holdings II, LLC	1st Lien Revolving Loan	465	—	465
Noble Aerospace, LLC	1st Lien Revolving Loan	1,400	—	1,400
North American Fire Holdings, LLC	1st Lien Revolving Loan	411	—	411
North American Fire Holdings, LLC	1st Lien Delayed Draw Term Loan	3,461	(1,193)	2,268
North Haven Fairway Buyer, LLC	1st Lien Revolving Loan	13	—	13
North Haven Fairway Buyer, LLC	1st Lien Delayed Draw Term Loan	220	(105)	115
North Haven Stack Buyer, LLC	1st Lien Revolving Loan	259	(129)	130
North Haven Stack Buyer, LLC	1st Lien Delayed Draw Term Loan	422	(147)	275
Olympia Acquisition, Inc.	1st Lien Delayed Draw Term Loan	728	(465)	263
OMH-HealthEdge Holdings, LLC	1st Lien Revolving Loan	1	—	1
Optio Group Limited	1st Lien Delayed Draw Term Loan	737	(345)	392
Panther NewCo	1st Lien Delayed Draw Term Loan	3,794	4	3,798
Patriot Growth Insurance Services, LLC	1st Lien Revolving Loan	250	—	250
PDDS Holdco, Inc.	1st Lien Revolving Loan	58	—	58
PDDS Holdco, Inc.	1st Lien Delayed Draw Term Loan	170	(40)	130
PDI TA Holdings, Inc.	1st Lien Revolving Loan	205	(102)	103
Pegasus (Bidco) Limited	1st Lien Term Loan	3,392	—	3,392
People Corporation	1st Lien Revolving Loan	664	(144)	520
People Corporation	1st Lien Delayed Draw Term Loan	3,037	(1,151)	1,886
PestCo, LLC	1st Lien Revolving Loan	1	—	1
PestCo, LLC	1st Lien Delayed Draw Term Loan	100	—	100
Petroleum Service Group LLC	1st Lien Revolving Loan	2,106	(246)	1,860
Petroleum Service Group LLC	1st Lien Delayed Draw Term Loan	1,589	—	1,589
Platinum Credit Bidco Limited	1st Lien Revolving Loan	4,305	—	4,305
Pluralsight, Inc.	1st Lien Revolving Loan	1,204	(602)	602
Plutus Bidco Limited	1st Lien Delayed Draw Term Loan	2,159	—	2,159
Precision Concepts International LLC	1st Lien Revolving Loan	415	(176)	239
Premier Specialties, Inc.	1st Lien Revolving Loan	385	(254)	131
Premier Specialties, Inc.	1st Lien Delayed Draw Term Loan	829	—	829
Premise Health Holding Corp	1st Lien Revolving Loan	1	—	1
Prime Buyer, L.L.C.	1st Lien Revolving Loan	3,985	(166)	3,819
Prime Dental Alliance B.V.	1st Lien Revolving Loan	618	—	618
Prime Dental Alliance B.V.	1st Lien Term Loan	1,034	(993)	41
Professional Fighters League, LLC	2nd Lien Delayed Draw Term Loan	9	(6)	3
ProfitSolv Purchaser, Inc.	1st Lien Revolving Loan	608	—	608
ProFund S.a r.l.	1st Lien Delayed Draw Term Loan	489	(97)	392
Project Essential Bidco, Inc.	1st Lien Revolving Loan	121	—	121
Project Hammond Bidco Limited	1st Lien Delayed Draw Term Loan	2,159	(540)	1,619
Proofpoint, Inc.	1st Lien Revolving Loan	240	—	240
PX HoldCo3 Limited	1st Lien Delayed Draw Term Loan	682	(273)	409
QF Holdings, Inc.	1st Lien Revolving Loan	317	(53)	264
Radius Aerospace Europe Limited	1st Lien Revolving Loan	229	(77)	152
Radius Aerospace, Inc.	1st Lien Revolving Loan	429	(72)	357

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Investment Type	Total revolving and delayed draw loan commitments	Less: funded commitments	Total unfunded commitments
Raptor Technologies, LLC (Sycamore Bidco Ltd)	1st Lien Revolving Loan	$498	$—	$498
Rawlings Sporting Goods Company, Inc.	1st Lien Revolving Loan	1	(1)	—
RB Holdings Interco, LLC	1st Lien Revolving Loan	698	(582)	116
RB Holdings Interco, LLC	1st Lien Delayed Draw Term Loan	1,134	—	1,134
Reddy Ice LLC	1st Lien Revolving Loan	955	(376)	579
Redwood Services, LLC	1st Lien Revolving Loan	194	—	194
Redwood Services, LLC	1st Lien Delayed Draw Term Loan	466	(124)	342
Registrar Intermediate, LLC	1st Lien Revolving Loan	764	—	764
Registrar Intermediate, LLC	1st Lien Delayed Draw Term Loan	2,327	—	2,327
Relativity ODA LLC	1st Lien Revolving Loan	1	—	1
Repairify, Inc.	1st Lien Revolving Loan	766	(128)	638
Revalize, Inc.	1st Lien Revolving Loan	227	—	227
RMS Holdco II, LLC	1st Lien Revolving Loan	883	—	883
Rodeo AcquisitionCo LLC	1st Lien Revolving Loan	311	(204)	107
Rodeo AcquisitionCo LLC	1st Lien Delayed Draw Term Loan	460	—	460
RSC Acquisition, Inc.	1st Lien Revolving Loan	1	(1)	—
RSK Group Limited	1st Lien Delayed Draw Term Loan	16,129	(13,806)	2,323
Rugby Australia Ltd	1st Lien Delayed Draw Term Loan	836	(210)	626
SageSure Holdings, LLC	2nd Lien Delayed Draw Term Loan	1,535	(242)	1,293
Saldon Holdings, Inc.	1st Lien Revolving Loan	381	—	381
Schill Landscaping and Lawn Care Services, LLC	1st Lien Revolving Loan	720	(216)	504
Schill Landscaping and Lawn Care Services, LLC	1st Lien Delayed Draw Term Loan	1,540	(800)	740
SCM Insurance Services Inc.	1st Lien Revolving Loan	1	—	1
Service Logic Acquisition, Inc.	1st Lien Revolving Loan	1,007	—	1,007
Seventeen Group Limited	1st Lien Delayed Draw Term Loan	672	1	673
SFE Intermediate HoldCo LLC	1st Lien Revolving Loan	2	(1)	1
Shermco Intermediate Holdings, Inc.	1st Lien Revolving Loan	1,000	(400)	600
Shur-Co Acquisition, Inc.	1st Lien Revolving Loan	441	—	441
Sigma Electric Manufacturing Corporation	1st Lien Revolving Loan	1	—	1
SiroMed Physician Services, Inc.	1st Lien Revolving Loan	1	—	1
Smarsh Inc.	1st Lien Revolving Loan	227	(46)	181
Smarsh Inc.	1st Lien Delayed Draw Term Loan	890	(445)	445
Spring Oaks Capital SPV, LLC	1st Lien Revolving Loan	9,000	(5,359)	3,641
SSE Buyer, Inc.	1st Lien Revolving Loan	1	(1)	—
Sun Acquirer Corp.	1st Lien Revolving Loan	1,059	(148)	911
Sun Acquirer Corp.	1st Lien Delayed Draw Term Loan	6,194	(4,615)	1,579
Sundance Group Holdings, Inc.	1st Lien Revolving Loan	1	—	1
SV-Burton Holdings, LLC	1st Lien Revolving Loan	416	(133)	283
SV-Burton Holdings, LLC	1st Lien Delayed Draw Term Loan	1,866	(1,409)	457
Symplr Software Inc.	1st Lien Revolving Loan	1	—	1
Systems Planning and Analysis, Inc.	1st Lien Revolving Loan	1,004	(287)	717
TA/WEG Holdings, LLC	1st Lien Revolving Loan	914	—	914
Tandarts Today Holding B.V.	1st Lien Delayed Draw Term Loan	3,658	(1,080)	2,578
TCP Hawker Intermediate LLC	1st Lien Revolving Loan	458	—	458
TCP Hawker Intermediate LLC	1st Lien Delayed Draw Term Loan	916	(521)	395
The Mather Group, LLC	1st Lien Revolving Loan	750	—	750

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Investment Type	Total revolving and delayed draw loan commitments	Less: funded commitments	Total unfunded commitments
The Mather Group, LLC	1st Lien Delayed Draw Term Loan	$2,497	$(1,621)	$876
The NPD Group, L.P.	1st Lien Revolving Loan	1,305	(183)	1,122
The Ultimus Group Midco, LLC	1st Lien Revolving Loan	396	—	396
Thermostat Purchaser III, Inc.	1st Lien Revolving Loan	100	—	100
Thermostat Purchaser III, Inc.	2nd Lien Delayed Draw Term Loan	612	—	612
TIBCO Software Inc	1st Lien Revolving Loan	2,574	—	2,574
Trader Corporation	1st Lien Revolving Loan	13	—	13
Tricolor Funding SPV 3 LLC	1st Lien Revolving Loan	1,250	(946)	304
Turbo Acquisitions 10 Bidco Limited	1st Lien Delayed Draw Term Loan	3,737	(2,681)	1,056
Two Six Labs, LLC	1st Lien Revolving Loan	2,561	—	2,561
Two Six Labs, LLC	1st Lien Delayed Draw Term Loan	2,842	(1,414)	1,428
UKG Inc.	1st Lien Revolving Loan	3	(2)	1
United Digestive MSO Parent, LLC	1st Lien Revolving Loan	130	—	130
United Digestive MSO Parent, LLC	1st Lien Delayed Draw Term Loan	834	—	834
US Salt Investors, LLC	1st Lien Revolving Loan	679	—	679
Verista, Inc.	1st Lien Revolving Loan	2,000	(600)	1,400
Verista, Inc.	1st Lien Delayed Draw Term Loan	4,242	(1,845)	2,397
VPP Intermediate Holdings, LLC	1st Lien Revolving Loan	315	(25)	290
VRC Companies, LLC	1st Lien Revolving Loan	1,342	—	1,342
Waste Services Finco Pty Ltd	1st Lien Delayed Draw Term Loan	894	(179)	715
Watermill Express, LLC	1st Lien Revolving Loan	275	(55)	220
Waverly Advisors, LLC	1st Lien Revolving Loan	375	(85)	290
Waverly Advisors, LLC	1st Lien Delayed Draw Term Loan	1,497	(1,235)	262
WebPT, Inc.	1st Lien Revolving Loan	216	(142)	74
Wellness AcquisitionCo, Inc.	1st Lien Revolving Loan	504	—	504
Wellness AcquisitionCo, Inc.	1st Lien Delayed Draw Term Loan	609	—	609
Wildcat BuyerCo, Inc.	1st Lien Revolving Loan	255	(41)	214
Witherslack Bidco Limited	1st Lien Delayed Draw Term Loan	508	—	508
WorkWave Intermediate II, LLC	1st Lien Revolving Loan	460	—	460
Worldwide Produce Acquisition, LLC	1st Lien Revolving Loan	21	(8)	13
Worldwide Produce Acquisition, LLC	1st Lien Delayed Draw Term Loan	56	(3)	53
WSHP FC Acquisition LLC	1st Lien Revolving Loan	2,945	(2,282)	663
WSHP FC Acquisition LLC	1st Lien Delayed Draw Term Loan	5,754	(288)	5,466
YE Brands Holdings, LLC	1st Lien Revolving Loan	254	—	254
ZB Holdco LLC	1st Lien Revolving Loan	637	—	637
		$402,665	$(136,944)	$265,721
____________________________________________________

(i)This loan or a portion of this loan represents an unsettled loan purchase. The interest rate will be determined at the time of settlement and will be based upon a spread plus the applicable reference rate determined at the time of purchase.

(j)Loan or bond was on non-accrual status as of March 31, 2023.

(k)Non-income producing security as of March 31, 2023.

(l)When-Issued or delayed delivery security based on typical market settlement convention for such security.

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)
(m)Loan with exposure to multiple foreign currencies because this loan had outstanding interest contracts in multiple currencies as of March 31, 2023. The principal amount was translated to and reported in USD, and the reported coupon rate is the weighted average coupon rate of the outstanding interest contracts.

(n)The Fund sold a participating interest of $1,023 in aggregate principal amount outstanding of the portfolio company’s first lien senior secured revolver. As the transaction did not qualify as a “true sale” in accordance with GAAP, the Fund recorded a corresponding secured borrowing of $1,023 at fair value, included in “liabilities in excess of other assets” in the consolidated schedule of investments. As of March 31, 2023, the interest rate in effect for the secured borrowing was 12.42%.

(o)The Fund sold a participating interest of CAD 8,582 in aggregate principal amount outstanding of the portfolio company’s first lien senior secured revolver. As the transaction did not qualify as a “true sale” in accordance with GAAP, the Fund recorded a corresponding secured borrowing of $5,319 at fair value, included in “liabilities in excess of other assets” in the consolidated schedule of investments. As of March 31, 2023 the interest rate in effect for the secured borrowing was 12.16%.

    As of March 31, 2023, the aggregate cost of securities for Federal income tax purposes was $3,741,299. Unrealized appreciation and depreciation on investments for Federal income tax purposes are as follows:

Gross unrealized appreciation	$45,141
Gross unrealized depreciation	(202,394)
Net unrealized depreciation	$(157,253)

Securities sold short as of March 31, 2023 were as follows:

Corporate Bonds Sold Short

Company	Industry	Interest Rate	Maturity Date	Principal Amount	Value	Percentage of Net Assets
Ambience Merger Home	Real Estate Management and Development	7.13%	7/15/2029	$(1,000)	$(575)
Vine Energy Holdings LLC	Oil & Gas	6.75%	4/15/2029	(338)	(336)
Total Corporate Bonds Sold Short (Cost $(964))					$(911)	(0.04)%

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)
Forward currency contracts as of March 31, 2023 were as follows:

Description	Notional Amount to be Purchased	Notional Amount to be Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Foreign currency forward contract	$(12,006)	CAD	(11,854)	Goldman Sachs	April 19, 2023	$—	$(152)
Foreign currency forward contract	$(93,076)		£(93,520)	Goldman Sachs	April 28, 2023	444	—
Foreign currency forward contract	$(68,424)		€(69,089)	Goldman Sachs	April 28, 2023	665	—
Foreign currency forward contract	$(18,646)		€(18,401)	Goldman Sachs	April 28, 2023	—	(245)
Foreign currency forward contract	$(18,513)		£(18,472)	Goldman Sachs	April 28, 2023	—	(41)
Foreign currency forward contract	$(14,985)	SEK	(15,209)	Goldman Sachs	April 28, 2023	224	—
Foreign currency forward contract	$(12,089)	NZD	(12,548)	Goldman Sachs	April 28, 2023	459	—
Foreign currency forward contract	$(8,199)	AUD	(8,731)	Goldman Sachs	April 28, 2023	532	—
Foreign currency forward contract	$(4,727)	DKK	(4,784)	Goldman Sachs	April 28, 2023	57	—
Foreign currency forward contract	$(4,677)	CAD	(4,720)	Goldman Sachs	April 28, 2023	43	—
Foreign currency forward contract	$(4,137)		€(4,069)	Goldman Sachs	April 28, 2023	—	(68)
Foreign currency forward contract	$(3,475)	PLN	(3,442)	Goldman Sachs	April 28, 2023	—	(33)
Foreign currency forward contract	$(2,961)	CAD	(2,948)	Goldman Sachs	April 28, 2023	—	(13)
Foreign currency forward contract	$(865)		£(868)	Goldman Sachs	April 28, 2023	3	—
Foreign currency forward contract	$(731)	NOK	(776)	Goldman Sachs	April 28, 2023	45	—
Foreign currency forward contract	$(4,101)	SEK	(4,013)	Goldman Sachs	September 15, 2023	—	(88)
Foreign currency forward contract	$(1,900)	SEK	(1,782)	Goldman Sachs	September 15, 2023	—	(118)
Foreign currency forward contract	$(2,270)		€(2,117)	Goldman Sachs	October 27, 2023	—	(153)
Foreign currency forward contract	$(770)		€(757)	Goldman Sachs	October 27, 2023	—	(13)
Total						$2,472	$(924)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)
Purchased options outstanding as of March 31, 2023 were as follows:

Options on Equity Indices — Buy Protection

Description	Exercise Price	Expiration Date	Counterparty	Notional Amount	Premium	Fair Value
Call-Chicago Board Options Exchange-VIX US	$30	April 19, 2023	Citigroup Global Markets Inc.	$1,075	$57	$20
Total Purchased Options on Equity Indices					$57	$20

Written options outstanding as of March 31, 2023 were as follows:

Options on Equity Indices — Sell Protection

Description	Exercise Price	Expiration Date	Counterparty	Notional Amount	Premium	Fair Value
Call-Chicago Board Options Exchange-VIX US	$40	April 19, 2023	Citigroup Global Markets Inc.	$(1,075)	$(27)	$(7)
Total Written Options					$(27)	$(7)

Swap Agreements outstanding as of March 31, 2023 were as follows:

Swap Agreements: Centrally Cleared or Exchange Traded

Credit Default Swaps on Credit Indices - Buy Protection (1)

Description	Payment Frequency	Fixed Deal Pay Rate	Expiration Date	Exchange	Notional Amount (2)	Value (3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY S35 5Y	Q	5.00%	December 20, 2025	ICE	$4,249	$(125)	$(417)	$292
CDX.NA.HY S37 5Y	Q	5.00%	December 20, 2026	ICE	3,750	(118)	(153)	35
CDX.NA.HY S39 5Y	Q	5.00%	December 20, 2027	ICE	2,500	(32)	(2)	(30)
Total Swap Agreements - Buy Protection: Centrally Cleared or Exchange Traded						$(275)	$(572)	$297

Credit Default Swaps on Credit Indices - Sell Protection (4)

Description	Payment Frequency	Fixed Deal Pay Rate	Expiration Date	Exchange	Notional Amount (2)	Value (3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
RIGINC CDS USD SR 2Y	Q	1.00%	December 20, 2024	ICE	$(500)	$(37)	$(53)	$16
BHCCN CDS USD SR 5Y	Q	5.00%	December 20, 2026	ICE	(1,000)	(141)	(360)	219
Total Swap Agreements - Sell Protection: Centrally Cleared or Exchange Traded						$(178)	$(413)	$235

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)
Swap Agreements: Over the Counter

Credit Default Swaps on Credit Indices - Buy Protection (1)

Description	Payment Frequency	Fixed Deal Pay Rate	Expiration Date	Counterparty	Notional Amount (2)	Value (3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY S35 5Y Tranche 15-25	Q	5.00%	December 20, 2025	Goldman Sachs	$6,779	$(333)	$(113)	$(220)
CMBX.NA.BBB- S9	M	3.00%	September 17, 2058	Goldman Sachs	1,030	259	246	13
Total Swap Agreements - Buy Protection: Over the Counter						$(74)	$133	$(207)

Credit Default Swaps on Credit Indices - Sell Protection (4)

Description	Payment Frequency	Fixed Deal Pay Rate	Expiration Date	Exchange	Notional Amount (2)	Value (3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
UBER CDS USD SR 5Y	Q	5.00%	June 20, 2027	Goldman Sachs	$(900)	$98	$61	$37
Fortress BSL XIX WH Bespoke CDX 15-25 Aug 2025	Q	6.00%	August 15, 2025	Goldman Sachs	(5,583)	—	—	—
Total Swap Agreements - Sell Protection: Over the Counter						$98	$61	$37

____________________________________________________

(1)If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(2)The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the expected amount paid or received for the credit derivative had the notional amount of the swap agreement been closed/sold as of year-end. Increasing values (buy protection) or decreasing values (sell protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(4)If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Abbreviations:
144A Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
CLO Collateralized Loan Obligation

Currencies:
€ Euro Currency
£ British Pounds
$ U.S. Dollars
AUD Australian Dollars
CAD Canadian Dollars
DKK Danish Krone
GBP British Pounds
NOK Norwegian Krone
NZD New Zealand Dollars
PLN Polish Zloty
SEK Swedish Krone
USD U.S. Dollars

CION Ares Diversified Credit Fund
Notes to Consolidated Financial Statements
March 31, 2023 (Unaudited)
(in thousands, except per share data, percentages and as otherwise noted)
1.     ORGANIZATION

CION Ares Diversified Credit Fund (the “Fund”) is a closed-end, diversified management investment company that is registered under the Investment Company Act of 1940, as amended (together with the rules and regulations promulgated thereunder, the “Investment Company Act”). The Fund is structured as an interval fund and continuously offers its shares. The Fund was organized as a Delaware statutory trust on June 21, 2016.

The Fund’s investment objective is to provide superior risk-adjusted returns across various market cycles by investing in a diversified portfolio of liquid and illiquid asset classes. The Fund seeks to capitalize on market inefficiencies and relative value opportunities throughout the entire global credit spectrum.

The Fund is externally managed by CION Ares Management, LLC (the “Adviser”) pursuant to an investment advisory and management agreement. The Adviser was registered as an investment adviser with the Securities and Exchange Commission under the Investment Advisers Act of 1940 on January 4, 2017. The Adviser is a joint venture between affiliates of Ares Management Corporation (“Ares Management”), a publicly traded, leading global alternative investment manager, and CION Investment Group, LLC and is controlled by Ares Management. The Adviser oversees the management of the Fund's activities and is responsible for making investment decisions for the Fund's portfolio. Ares Operations LLC, a subsidiary of Ares Management, provides certain administrative and other services necessary for the Fund to operate.

2.     SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The accompanying consolidated schedule of investments has been prepared on the accrual basis of accounting in conformity with U.S. generally accepted accounting principles (“GAAP”), and includes the accounts of the Fund and its consolidated subsidiaries. The Fund is an investment company following accounting and reporting guidance in Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies.

Cash and Cash Equivalents

Cash and cash equivalents include funds from time to time deposited with financial institutions. Cash and cash equivalents are carried at cost, which approximates fair value.

Concentration of Credit Risk

The Fund places its cash and cash equivalents with financial institutions and, at times, cash held in money market accounts may exceed the Federal Deposit Insurance Corporation insured limit.

Investment Transactions

Investment transactions are recorded on the trade date. Realized gains or losses are measured by the difference between the net proceeds from the repayment or sale and the amortized cost basis of the investment using the specific identification method without regard to unrealized gains or losses previously recognized, and include investments charged off during the period, net of recoveries. Unrealized gains or losses primarily reflect the change in investment values, including the reversal of previously recorded unrealized gains or losses when gains or losses are realized.

Pursuant to Rule 2a-5 under the Investment Company Act, the Adviser has been designated by the board of trustees (the "Board") as the Fund’s valuation designee to perform the fair value determinations for investments held by the Fund without readily available market quotations.

Investments for which market quotations are readily available are typically valued at such market quotations. In order to validate market quotations, the Fund looks at a number of factors to determine if the quotations are representative of fair

CION Ares Diversified Credit Fund
Notes to Consolidated Schedule of Investments (continued)
March 31, 2023 (Unaudited)
(in thousands, except per share data, percentages and as otherwise noted)
value, including the source and nature of the quotations. Debt and equity securities that are not publicly traded or whose market prices are not readily available are valued at fair value as determined in good faith by the Adviser, as the valuation designee, subject to the oversight of the Board in accordance with the Adviser's valuation policy (the “Valuation Policy”). The Adviser may utilize independent third-party pricing and valuation services to assist in the valuation of each portfolio investment without a readily available market quotation in accordance with the Valuation Policy and a consistently applied valuation process.

As part of the valuation process for investments that do not have readily available market prices, the Adviser may take into account the following types of factors, if relevant, in determining the fair value of the Fund's investments: the enterprise value ("EV") of a portfolio company (the entire value of the portfolio company to a market participant, including the sum of the values of debt and equity securities used to capitalize the enterprise at a point in time), the nature and realizable value of any collateral, the portfolio company's ability to make payments and its earnings and discounted cash flow, the markets in which the portfolio company does business, a comparison of the portfolio company's securities to any similar publicly traded securities, changes in the interest rate environment and the credit markets, which may affect the price at which similar investments would trade in their principal markets and other relevant factors. When an external event such as a purchase transaction, public offering or subsequent sale occurs, the Adviser considers the pricing indicated by the external event to corroborate its valuation.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund's investments may fluctuate from period to period. Additionally, the fair value of the Fund's investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values that the Fund may ultimately realize. Further, such investments are generally subject to legal and other restrictions on resale or otherwise are less liquid than publicly traded securities. If the Fund was required to liquidate a portfolio investment in a forced or liquidation sale, the Fund could realize significantly less than the value at which the Fund has recorded it. In addition, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different than the unrealized gains or losses reflected in the valuations currently assigned. All investments in securities are recorded at their fair value. See Note 3 for more information on the Fund's valuation process.

Interest Income Recognition

Interest income is recorded on an accrual basis and includes the accretion of discounts, amortization of premiums and payment-in-kind (“PIK”) interest. Discounts from and premiums to par value on investments purchased are accreted/amortized into interest income over the life of the respective security using the effective yield method. To the extent loans contain PIK provisions, PIK interest, computed at the contractual rate specified in each applicable agreement, is accrued and recorded as interest income and added to the principal balance of the loan. PIK interest income added to the principal balance is generally collected upon repayment of the outstanding principal. The amortized cost of investments represents the original cost adjusted for any accretion of discounts, amortization of premiums and PIK interest.

Loans are generally placed on non-accrual status when principal or interest payments are past due 30 days or more or when there is reasonable doubt that principal or interest will be collected in full. Accrued and unpaid interest is generally reversed when a loan is placed on non-accrual status. Interest payments received on non-accrual loans may be recognized as income or applied to principal depending upon the Fund’s judgment regarding collectability. Non-accrual loans are restored to accrual status when past due principal and interest are paid or there is no longer any reasonable doubt that such principal or interest will be collected in full and, in the Fund's judgment, are likely to remain current. The Fund may make exceptions to this policy if the loan has sufficient collateral value (i.e., typically measured as enterprise value of the portfolio company) or is in the process of collection.

Collateralized loan obligation (“CLO”) equity investments recognize investment income by utilizing an effective interest methodology based upon an effective yield to maturity utilizing projected cash flows, as required by ASC 325-40, Beneficial Interest in Securitized Financial Assets.

Dividend Income Recognition

CION Ares Diversified Credit Fund
Notes to Consolidated Schedule of Investments (continued)
March 31, 2023 (Unaudited)
(in thousands, except per share data, percentages and as otherwise noted)

Dividend income on preferred equity securities is recorded on an accrual basis to the extent that such amounts are payable by the portfolio company and are expected to be collected. Dividend income on common equity securities is recorded on the record date for private portfolio companies or on the ex-dividend date for publicly traded portfolio companies. To the extent preferred equity securities contain PIK provisions, PIK dividends, computed at the contractual rate specified in each applicable agreement, are accrued and recorded as dividend income and added to the principal balance of the preferred equity security. PIK dividends added to the principal balance are generally collected upon redemption of the equity security.

Foreign Currency Transactions and Forward Currency Contracts

The Fund’s books and records are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis: (i) fair value of investment securities, other assets and liabilities at the exchange rates prevailing at the end of the period; and (ii) purchases and sales of investment securities, income and expense at the exchange rates prevailing on the respective dates of such transactions, income or expenses.

The Fund does not isolate that portion of the results of operations resulting from the changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included within the net realized and unrealized gain (loss) on investments in the consolidated statement of operations.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between the amounts of income and expense items recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from the changes in fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.

Investments in foreign companies and securities of foreign governments may involve special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. government. These risks include, among other things, revaluation of currencies, less reliable information about issuers, different transaction clearance and settlement practices, and potential future adverse political and economic developments. Moreover, investments in foreign companies and securities of foreign governments and their markets may be less liquid and their prices more volatile than those of comparable U.S. companies and the U.S. government.

The Fund may enter into forward currency contracts for operational purposes and to protect against adverse exchange rate fluctuations. A forward currency contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date. The Fund may also enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete the obligations of the contract. The fair values of the forward currency contracts are obtained from an independent pricing source.

Derivative Instruments

The Fund values its derivatives at fair value with the unrealized gains or losses recorded in “net realized and unrealized gains (losses) on investments, from forward currency and derivative contracts” in the consolidated statement of operations.

Commitments and Contingencies

In the normal course of business, the Fund's investment activities involve executions, settlement and financing of various transactions resulting in receivables from, and payables to, brokers, dealers and the Fund's custodian. These activities may expose the Fund to risk in the event that such parties are unable to fulfill contractual obligations. Management does not anticipate any material losses from counterparties with whom it conducts business. Consistent with standard business practice,

CION Ares Diversified Credit Fund
Notes to Consolidated Schedule of Investments (continued)
March 31, 2023 (Unaudited)
(in thousands, except per share data, percentages and as otherwise noted)
the Fund enters into contracts that contain a variety of indemnifications, and is engaged from time to time in various legal actions. The maximum exposure of the Fund under these arrangements and activities is unknown. However, the Fund expects the risk of material loss to be remote.

Commitments to extend credit include loan proceeds the Fund is obligated to advance, such as delayed draws or revolving credit arrangements. Commitments generally have fixed expiration dates or other termination clauses. Unrealized gains or losses associated with unfunded commitments are recorded in the consolidated financial statements and reflected as an adjustment to the fair value of the related security in the consolidated schedule of investments. The par amount of the unfunded commitments is not recognized by the Fund until it becomes funded.

Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results could differ from those estimates and such differences may be material.

3.     FAIR VALUE OF FINANCIAL INSTRUMENTS

    The Fund follows the provisions of ASC 820-10, Fair Value Measurements and Disclosures ("ASC 820-10"), which among other matters, requires enhanced disclosures about investments that are measured and reported at fair value. ASC 820-10 defines fair value, establishes a framework for measuring fair value in accordance with GAAP and expands disclosure of fair value measurements. ASC 820-10 determines fair value to be the price that would be received for an investment in a current sale, which assumes an orderly transaction between market participants on the measurement date. ASC 820-10 requires the Fund to assume that the portfolio investment is sold in its principal market to market participants or, in the absence of a principal market, the most advantageous market, which may be a hypothetical market. Market participants are defined as buyers and sellers in the principal or most advantageous market that are independent, knowledgeable, and willing and able to transact. In accordance with ASC 820-10, the Fund has considered its principal market as the market in which the Fund exits its portfolio investments with the greatest volume and level of activity. ASC 820-10 specifies a hierarchy of valuation techniques based on whether the inputs to those valuation techniques are observable or unobservable. In accordance with ASC 820-10, these inputs are summarized in the three broad levels listed below:

•Level 1—Valuations based on quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•Level 2—Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

•Level 3—Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

    In addition to using the above inputs in investment valuations, the Adviser continues to employ a Valuation Policy that is consistent with the provisions of ASC 820-10 (See Note 2 for more information). Consistent with the Valuation Policy, the Adviser evaluates the source of inputs, including any markets in which the Fund's investments are trading (or any markets in which securities with similar attributes are trading), in determining fair value. The Valuation Policy considers the fact that because there may not be a readily available market value for the investments in the Fund's portfolio, therefore, the fair value of the investments may be determined using unobservable inputs.

The assets and liabilities classified as Level 1 or Level 2 are typically valued based on quoted market prices, forward foreign exchange rates, dealer quotations or alternative pricing sources supported by observable inputs. The Adviser obtains prices from independent pricing services which generally utilize broker quotes and may use various other pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data. The Adviser is responsible for all inputs and assumptions related to the pricing of securities. The Adviser has internal controls in place that support its reliance on information received from third-party pricing sources. As part of its internal controls, the Adviser obtains, reviews, and tests information to corroborate prices received from third-party pricing

CION Ares Diversified Credit Fund
Notes to Consolidated Schedule of Investments (continued)
March 31, 2023 (Unaudited)
(in thousands, except per share data, percentages and as otherwise noted)
sources. For any security, if market or dealer quotations are not readily available, or if the Adviser determines that a quotation of a security does not represent a fair value, then the security is valued at a fair value as determined in good faith by the Adviser, as the valuation designee, and will be classified as Level 3. In such instances, the Adviser will use valuation techniques consistent with the market or income approach to measure fair value and will give consideration to all factors which might reasonably affect the fair value.

The investments classified as Level 3 (other than as described below in the following paragraph) are typically valued using two different valuation techniques. The first valuation technique is an analysis of the EV of the portfolio company. Enterprise value means the entire value of the portfolio company to a market participant, including the sum of the values of debt and equity securities used to capitalize the enterprise at a point in time. The primary method for determining EV uses a multiple analysis whereby appropriate multiples are applied to the portfolio company's EBITDA (generally defined as net income before net interest expense, income tax expense, depreciation and amortization). EBITDA multiples are typically determined based upon review of market comparable transactions and publicly traded comparable companies, if any. The Adviser may also employ other valuation multiples to determine EV, such as revenues. The Adviser may also use industry specific valuation analyses to determine enterprise value, such as capitalization rate analysis used in the real estate industry. The second method for determining EV uses a discounted cash flow analysis whereby future expected cash flows of the portfolio company are discounted to determine a present value using estimated discount rates (typically a weighted average cost of capital based on costs of debt and equity consistent with current market conditions). The EV analysis is performed to determine the value of equity investments, the value of debt investments in portfolio companies where the Fund has control or could gain control through an option or warrant security, and to determine if there is credit impairment for debt investments. If debt investments are credit impaired, an EV analysis may be used to value such debt investments; however, in addition to the methods outlined above, other methods such as a liquidation or wind down analysis may be utilized to estimate enterprise value. The second valuation technique is a yield analysis, which is typically performed for non-credit impaired debt investments in portfolio companies where the Fund does not own a controlling equity position. To determine fair value using a yield analysis, a current price is imputed for the investment based upon an assessment of the expected market yield for a similarly structured investment with a similar level of risk. In the yield analysis, the Adviser considers the current contractual interest rate, the maturity and other terms of the investment relative to risk of the company and the specific investment. A key determinant of risk, among other things, is the leverage through the investment relative to the enterprise value of the portfolio company. As debt investments held by the Fund are substantially illiquid with no active transaction market, the Adviser depends on primary market data, including newly funded transactions, as well as secondary market data with respect to high yield debt instruments and syndicated loans, as inputs in determining the appropriate market yield, as applicable.

The fair value of CLOs is estimated based on various valuation models from third-party pricing services. The provided prices are checked using internally developed models. The valuation models generally utilize discounted cash flows and take into consideration prepayment and loss assumptions, based on historical experience and projected performance, economic factors, the characteristics and condition of the underlying collateral, comparable yields for similar securities and recent trading activity. These securities are classified as Level 3.

Private asset-backed securities classified as Level 3 are typically valued using two different valuation techniques. The first valuation technique is an analysis of the forecasted cash flows of the security. The forecasted cash flows take into consideration prepayment and loss assumptions, based on historical experience and projected performance, economic factors, and the characteristics and condition of the underlying collateral. For equity securities, the projected cash flows are present valued using a market discount rate to determine the fair value. For debt securities, the analysis is used to determine if the borrower has the ability to repay its obligations. If it is determined that the borrower does have the ability to repay its obligations, the second valuation technique that is utilized is a yield analysis. To determine fair value using a yield analysis, a current price is imputed for the investment based upon an assessment of the expected market yield for a similarly structured investment with a similar level of risk. In the yield analysis, the Adviser considers the current contractual interest rate, the maturity and other terms of the investment relative to risk of the borrower and the specific investment. As the debt investments are substantially illiquid with no active transaction market, the Adviser depends on primary market data, including newly funded transactions, as inputs in determining the appropriate market yield, as applicable.

CION Ares Diversified Credit Fund
Notes to Consolidated Schedule of Investments (continued)
March 31, 2023 (Unaudited)
(in thousands, except per share data, percentages and as otherwise noted)
    The following is a summary of the inputs used as of March 31, 2023, in valuing the Fund’s investments carried at fair value:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Senior Loans	$—	$646,146	$2,141,443	$2,787,589
Subordinated Loans	—	—	47,492	47,492
Corporate Bonds	—	191,930	36,445	228,375
Collateralized Loan Obligations	—	—	240,512	240,512
Common Stocks	2,271	—	41,624	43,895
Preferred Stocks	—	—	163,705	163,705
Private Asset-Backed Debt	—	—	69,458	69,458
Warrants	—	—	3,018	3,018
Total Investments	$2,271	$838,076	$2,743,697	$3,584,044
Derivative Assets:
Forward Currency Contracts	$—	$2,472	$—	$2,472
Purchased Equity Options	20	—	—	20
Credit Default Swaps	—	357	—	357
Derivative Liabilities:
Corporate Bonds Sold Short	—	(911)	—	(911)
Forward Currency Contracts	—	(924)	—	(924)
Written Equity Options	(7)	—	—	(7)
Credit Default Swaps	—	(786)	—	(786)

CION Ares Diversified Credit Fund
Notes to Consolidated Schedule of Investments (continued)
March 31, 2023 (Unaudited)
(in thousands, except per share data, percentages and as otherwise noted)
    The following is a reconciliation of the Fund’s investments in which significant unobservable inputs (Level 3) were used in determining fair value for the three months ended March 31, 2023:

	Senior Loans	Subordinated Loans	Corporate Bonds	Collateralized Loan Obligations	Common Stocks	Preferred Stocks	Private Asset Backed Debt	Warrants	Total
Balance as of December 31, 2022	$2,143,841	$37,778	$35,917	$208,266	$43,402	$158,819	$67,277	$2,444	2,697,744
Purchases	134,513	421	236	33,480	136	925	2,722	—	172,433
Sales and principal redemptions	(91,896)	—	(50)	(878)	(143)	2,521	(1,497)	1	(91,942)
Net realized and unrealized gains (losses)	2,746	116	(42)	(383)	(1,771)	1,440	899	573	3,578
Accrued discounts (premiums)	1,748	61	12	27	—	—	57	—	1,905
Transfers in to Level 3(a)	10,490	9,116	372	—	—	—	—	—	19,978
Transfers out of Level 3(a)	(59,999)	—	—	—	—	—	—	—	(59,999)
Balance as of March 31, 2023	$2,141,443	$47,492	$36,445	$240,512	$41,624	$163,705	$69,458	$3,018	$2,743,697
Net change in unrealized gains (losses) from investments held at December 31, 2022	$953	$106	$(23)	$(369)	$(1,630)	$1,394	$886	$573	$1,890
 ________________________________________

(a)Investments were transferred into and out of Level 3 during the three months ended March 31, 2023. Transfers between Levels 2 and 3 were as a result of changes in the observability of significant inputs or available market data for certain portfolio companies.

CION Ares Diversified Credit Fund
Notes to Consolidated Schedule of Investments (continued)
March 31, 2023 (Unaudited)
(in thousands, except per share data, percentages and as otherwise noted)
    The following table summarizes the quantitative inputs and assumptions used for investments in securities at fair value categorized as Level 3 in the fair value hierarchy as of March 31, 2023.

	Fair Value	Primary Valuation Techniques	Inputs	Estimated Range	Weighted Average(a)
Investment in securities
Senior Loans	$2,095,469	Yield Analysis	Market Yield	6.0% - 46.1%	12.4%
Senior Loans	45,974	Broker Quotes	N/A	N/A	N/A
Subordinated Loans	47,492	Yield Analysis	Market Yield	10.8% - 14.1%	12.8%
Corporate Bonds	18,850	Yield Analysis	Market Yield	13.1% - 17.6%	14.6%
Corporate Bonds	17,595	Broker Quotes	N/A	N/A	N/A
Collateralized Loan Obligations	240,512	Broker Quotes	N/A	N/A	N/A
Common Stocks	41,624	EV Market Multiple Analysis	EBITDA Multiple	5.6x - 51.9x	13.2x
Preferred Stock	163,705	EV Market Multiple Analysis	EBITDA Multiple	5.7x - 40.0x	17.5x
Private Asset-Backed Debt	69,458	Income (Other)	Constant Default Rate, Constant Prepayment Rate, Recovery Rate, Collection Rate	2.5% - 44.2% 0.0% - 42.0% 0.0% - 65.0% 48.0% - 95.1%	14.7% 31.6% 29.9% 79.3%
Warrants	3,018	EV Market Multiple Analysis	EBITDA Multiple	8.2x - 10.0x	10.0x
Total Level 3 Investments	$2,743,697
 ________________________________________

(a)Weighted averages are calculated based on fair value of investments.

Changes in market yields, discount rates or EBITDA multiples, each in isolation, may change the fair value of certain of the Fund’s investments. Generally, an increase in market yields or discount rates or decrease in EBITDA multiples may result in a decrease in the fair value of certain of the Fund’s investments.

    Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the investments may fluctuate from period to period. Additionally, the fair value of the investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values that the Fund may ultimately realize. Further, such investments are generally subject to legal and other restrictions on resale or otherwise are less liquid than publicly traded securities. If the Fund was required to liquidate a portfolio investment in a forced or liquidation sale, it could realize significantly less than the value at which the Fund has recorded it.

    In addition, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different than the unrealized gains or losses reflected in the valuations currently assigned.